Hartford Core Bond ETF
Schedule of Investments
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.1%
	Asset-Backed - Automobile - 0.7%
$ 30,000	American Credit Acceptance Receivables Trust 4.55%, 10/13/2026(1)	$ 29,161
155,000	Exeter Automobile Receivables Trust 4.57%, 01/15/2027	151,224
259,000	Flagship Credit Auto Trust 4.69%, 07/17/2028(1)	250,404
45,000	GLS Auto Receivables Issuer Trust 4.92%, 01/15/2027(1)	43,866
105,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	101,915
	Santander Drive Auto Receivables Trust
380,000	4.42%, 11/15/2027	365,409
120,000	4.43%, 03/15/2027	116,059
85,000	4.72%, 06/15/2027	83,344
18,742	Tricolor Auto Securitization Trust 0.74%, 04/15/2024(1)	18,686
	Westlake Automobile Receivables Trust
105,000	1.65%, 02/17/2026(1)	97,682
280,000	4.31%, 09/15/2027(1)	269,608
		1,527,358
	Asset-Backed - Credit Card - 0.0%
110,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	103,897
	Asset-Backed - Finance & Insurance - 5.2%
380,000	Bain Capital Credit CLO Ltd. 5.54%, 07/25/2034, 3 mo. USD LIBOR + 1.180%(1)(2)	364,024
580,000	Barings CLO Ltd. 5.43%, 10/20/2030, 3 mo. USD LIBOR + 1.190%(1)(2)	570,693
73,166	BHG Securitization Trust 0.90%, 10/17/2034(1)	68,592
	BlueMountain CLO Ltd.
460,000	4.17%, 11/20/2034, 3 mo. USD LIBOR + 1.190%(1)(2)	439,417
250,000	5.34%, 04/20/2034, 3 mo. USD LIBOR + 1.100%(1)(2)	239,183
470,000	5.38%, 04/19/2034, 3 mo. USD LIBOR + 1.150%(1)(2)	450,579
246,409	Carlyle Global Market Strategies CLO Ltd. 3.96%, 05/15/2031, 3 mo. USD LIBOR + 1.050%(1)(2)	240,370
	Carlyle U.S. CLO Ltd.
270,000	5.26%, 04/20/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	262,799
250,000	5.32%, 04/20/2034, 3 mo. USD LIBOR + 1.080%(1)(2)	240,167
300,000	CIFC Funding Ltd. 5.41%, 10/20/2034, 3 mo. USD LIBOR + 1.170%(1)(2)	287,655
	Dryden CLO Ltd.
270,000	5.10%, 04/15/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	264,883
410,000	5.18%, 07/17/2034, 3 mo. USD LIBOR + 1.100%(1)(2)	392,215
640,000	FS Rialto 4.66%, 11/16/2036, 1 mo. USD LIBOR + 1.250%(1)(2)	612,634
785,000	Galaxy XXIV CLO Ltd. 5.20%, 01/15/2031, 3 mo. USD LIBOR + 1.120%(1)(2)	767,855
	Madison Park Funding Ltd.
385,000	5.20%, 07/17/2034, 3 mo. USD LIBOR + 1.120%(1)(2)	369,664
270,000	5.34%, 01/15/2033, 3 mo. USD LIBOR + 1.260%(1)(2)	261,688
250,000	Magnetite Ltd. 5.34%, 07/20/2031, 3 mo. USD LIBOR + 1.100%(1)(2)	244,520
66,962	Marlette Funding Trust 0.65%, 12/15/2031(1)	65,850
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.1% - (continued)
	Asset-Backed - Finance & Insurance - 5.2% - (continued)
$ 330,000	MF1 Multifamily Housing Mortgage 4.64%, 02/19/2037, 3 mo USD SOFR + 1.750%(1)(2)	$ 304,699
	Octagon Investment Partners Ltd.
785,000	3.91%, 02/14/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	761,368
255,000	5.20%, 04/15/2035, 3 mo. USD LIBOR + 1.340%(1)(2)	242,499
	Progress Residential Trust
404,035	1.51%, 10/17/2038(1)	337,975
107,714	4.45%, 06/17/2039(1)	100,829
345,000	Regatta Funding Ltd. 5.40%, 04/20/2034, 3 mo. USD LIBOR + 1.160%(1)(2)	330,433
395,000	RR LLC 5.23%, 07/15/2035, 3 mo. USD LIBOR + 1.150%(1)(2)	379,033
340,000	RR Ltd. 5.19%, 07/15/2036, 3 mo. USD LIBOR + 1.110%(1)(2)	326,123
	Sound Point CLO Ltd.
785,000	5.08%, 04/15/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	759,905
390,000	5.43%, 04/25/2034, 3 mo. USD LIBOR + 1.070%(1)(2)	370,852
171,154	Upstart Securitization Trust 0.84%, 09/20/2031(1)	163,960
	Venture CLO Ltd.
390,000	5.21%, 04/15/2034, 3 mo. USD LIBOR + 1.130%(1)(2)	370,052
660,000	5.23%, 07/15/2032, 3 mo. USD LIBOR + 1.150%(1)(2)	635,831
150,000	5.32%, 04/15/2034, 3 mo. USD LIBOR + 1.240%(1)(2)	144,245
250,000	Voya CLO Ltd. 5.38%, 10/18/2031, 3 mo. USD LIBOR + 1.190%(1)(2)	244,936
300,000	Wellfleet CLO Ltd. 5.41%, 07/20/2032, 3 mo. USD LIBOR + 1.170%(1)(2)	287,407
		11,902,935
	Commercial Mortgage-Backed Securities - 3.8%
235,000	245 Park Avenue Trust 3.51%, 06/05/2037(1)	204,048
120,000	Barclays Commercial Mortgage Trust 4.60%, 06/15/2055(3)	110,509
	Benchmark Mortgage Trust
561,876	1.52%, 01/15/2054(3)(4)	49,527
617,690	1.79%, 07/15/2053(3)(4)	49,377
181,302	BX Commercial Mortgage Trust 4.33%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(2)	177,668
65,636	Citigroup Commercial Mortgage Trust 3.61%, 11/10/2048	63,497
	Commercial Mortgage Trust
100,000	2.82%, 01/10/2039(1)	86,030
35,000	3.18%, 02/10/2048	33,043
150,000	3.31%, 03/10/2048	141,613
110,000	3.38%, 01/10/2039(1)	92,413
210,000	3.61%, 08/10/2049(1)(3)	197,414
30,000	CSAIL Commercial Mortgage Trust 4.36%, 11/15/2051(3)	28,644
97,732	CSMC Trust 2.26%, 08/15/2037(1)	86,561
280,000	DBGS Mortgage Trust 4.47%, 10/15/2051	259,122
	DBJPM Mortgage Trust
468,180	1.71%, 09/15/2053(3)(4)	33,355
34,669	3.04%, 05/10/2049	33,094
154,128	FirstKey Homes Trust 4.15%, 05/17/2039(1)	143,560
	FREMF Mortgage Trust
295,000	3.61%, 04/25/2048(1)(3)	280,984
90,000	3.67%, 11/25/2049(1)(3)	85,673

1

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.1% - (continued)
	Commercial Mortgage-Backed Securities - 3.8% - (continued)
$ 230,000	3.76%, 07/25/2026(1)(3)	$ 211,708
225,000	3.94%, 06/25/2049(1)(3)	209,905
315,000	4.16%, 08/25/2047(1)(3)	304,235
	GS Mortgage Securities Trust
375,000	3.44%, 11/10/2049(3)	343,169
45,000	4.11%, 08/15/2036, 1 mo. USD SOFR + 0.731%(1)(2)	44,157
200,000	Hawaii Hotel Trust 4.56%, 05/15/2038, 1 mo. USD LIBOR + 1.150%(1)(2)	192,490
1,097,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.82%, 08/15/2049	986,364
	JPMBB Commercial Mortgage Securities Trust
61,477	3.56%, 12/15/2048	59,407
635,000	3.58%, 03/17/2049	590,022
	JPMDB Commercial Mortgage Securities Trust
106,631	2.95%, 06/15/2049	101,709
632,000	3.14%, 12/15/2049	573,160
149,999	3.24%, 10/15/2050	141,149
	Morgan Stanley Bank of America Merrill Lynch Trust
44,415	2.92%, 02/15/2046	44,279
210,000	3.53%, 12/15/2047	200,295
50,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	45,602
	Wells Fargo Commercial Mortgage Trust
360,000	3.15%, 05/15/2048	337,414
719,000	3.43%, 03/15/2059	665,209
62,187	3.52%, 12/15/2048	60,136
420,000	3.64%, 03/15/2050	385,298
235,000	3.81%, 12/15/2048	221,005
	Wells Fargo N.A.
4,000,889	0.64%, 11/15/2062(3)(4)	141,608
960,553	0.94%, 02/15/2052(3)(4)	41,471
1,487,474	1.34%, 11/15/2053(3)(4)	111,294
1,273,495	1.78%, 03/15/2063(3)(4)	126,060
170,000	2.04%, 02/15/2054	129,262
145,000	4.41%, 11/15/2061(3)	134,779
17,503	WFRBS Commercial Mortgage Trust 2.98%, 06/15/2046	17,404
		8,574,723
	Other Asset-Backed Securities - 2.9%
	Affirm Asset Securitization Trust
35,445	1.90%, 01/15/2025(1)	34,339
14,002	3.46%, 10/15/2024(1)	13,860
130,000	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	128,230
100,000	Arbor Realty Commercial Real Estate Notes Ltd. 4.51%, 05/15/2036, 1 mo. USD LIBOR + 1.100%(1)(2)	97,059
150,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	140,646
152,675	Domino's Pizza Master Issuer LLC 2.66%, 04/25/2051(1)	122,309
270,000	KKR CLO Ltd. 5.08%, 04/15/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	264,036
179,195	Navient Private Education Refi Loan Trust 0.97%, 12/16/2069(1)	145,274
330,000	New Residential Advance Receivables Trust 1.43%, 08/15/2053(1)	315,339
305,000	NRZ Advance Receivables Trust 1.48%, 09/15/2053(1)	290,723
	Pretium Mortgage Credit Partners LLC
199,907	1.74%, 07/25/2051(1)(5)	182,129
553,280	1.84%, 09/25/2051(1)(5)	506,958
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.1% - (continued)
	Other Asset-Backed Securities - 2.9% - (continued)
$ 130,803	1.87%, 07/25/2051(1)(5)	$ 115,884
258,406	1.99%, 02/25/2061(1)(5)	237,982
466,685	2.36%, 10/27/2060(1)(5)	430,513
559,712	2.49%, 10/25/2051(1)(5)	498,500
	Progress Residential Trust
145,000	3.20%, 04/17/2039(1)	130,328
400,000	4.44%, 05/17/2041(1)	366,295
180,000	4.75%, 10/27/2039(1)	171,244
100,000	Regional Management Issuance Trust 2.34%, 10/15/2030(1)	92,078
104,256	SCF Equipment Leasing LLC 1.19%, 10/20/2027(1)	101,654
38,448	SoFi Consumer Loan Program Trust 0.49%, 09/25/2030(1)	37,341
60,000	Stack Infrastructure Issuer LLC 1.89%, 08/25/2045(1)	53,153
75,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	65,633
655,000	Tricon Residential Trust 3.86%, 04/17/2039(1)	594,201
63,514	Upstart Securitization Trust 0.83%, 07/20/2031(1)	61,532
235,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	205,957
292,486	VOLT CIII LLC 1.99%, 08/25/2051(1)(5)	272,192
221,073	VOLT XCIII LLC 1.89%, 02/27/2051(1)(5)	203,019
164,638	VOLT XCIV LLC 2.24%, 02/27/2051(1)(5)	142,638
198,805	VOLT XCIX LLC 2.12%, 04/25/2051(1)(5)	181,689
119,255	VOLT XCV LLC 2.24%, 03/27/2051(1)(5)	109,917
202,437	Wendy's Funding LLC 2.37%, 06/15/2051(1)	157,349
99,250	Wingstop Funding LLC 2.84%, 12/05/2050(1)	82,790
		6,552,791
	Whole Loan Collateral CMO - 9.5%
364,191	510 Asset Backed Trust 2.12%, 06/25/2061(1)(5)	319,175
	Angel Oak Mortgage Trust
106,398	0.91%, 01/25/2066(1)(3)	90,760
358,234	0.95%, 07/25/2066(1)(3)	310,667
70,992	0.99%, 04/25/2053(1)(3)	66,166
85,335	0.99%, 04/25/2066(1)(3)	77,573
222,219	1.04%, 01/20/2065(1)(3)	167,044
175,427	1.07%, 05/25/2066(1)(3)	133,598
500,684	1.46%, 09/25/2066(1)(3)	391,112
34,398	1.47%, 06/25/2065(1)(3)	31,132
54,648	1.69%, 04/25/2065(1)(3)	49,157
250,238	1.82%, 11/25/2066(1)(3)	199,671
636,548	2.88%, 12/25/2066(1)(5)	537,674
4,599	Angel Oak Mortgage Trust LLC 3.65%, 09/25/2048(1)(3)	4,566
31,032	Arroyo Mortgage Trust 3.81%, 01/25/2049(1)(3)	28,820
170,689	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	143,955
	BRAVO Residential Funding Trust
64,635	0.94%, 02/25/2049(1)(3)	57,859
101,761	0.97%, 03/25/2060(1)(3)	94,840
420,677	1.62%, 03/01/2061(1)(5)	380,320
	Bunker Hill Loan Depositary Trust
64,371	1.72%, 02/25/2055(1)(3)	61,007
29,240	2.88%, 07/25/2049(1)(5)	26,857
79,063	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	66,173
455,273	CIM Trust 1.43%, 07/25/2061(1)(3)	397,131
	COLT Mortgage Loan Trust
42,664	0.80%, 07/27/2054(1)	36,876
138,814	0.91%, 06/25/2066(1)(3)	108,895
216,243	0.92%, 08/25/2066(1)(3)	169,940
411,030	0.96%, 09/27/2066(1)(3)	315,356

2

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.1% - (continued)
	Whole Loan Collateral CMO - 9.5% - (continued)
$ 508,379	1.11%, 10/25/2066(1)(3)	$ 402,923
58,234	1.33%, 10/26/2065(1)(3)	51,678
261,254	1.39%, 01/25/2065(1)(3)	222,892
37,028	1.51%, 04/27/2065(1)(3)	34,604
584,360	2.28%, 12/27/2066(1)(3)	478,320
99,463	4.30%, 03/25/2067(1)(3)	91,148
71,496	Connecticut Avenue Securities Trust 5.55%, 07/25/2042, 1 mo. USD SOFR + 2.550%(1)(2)	70,534
	CSMC Trust
103,428	0.83%, 03/25/2056(1)(3)	82,897
212,034	0.94%, 05/25/2066(1)(3)	157,593
515,749	1.17%, 07/25/2066(1)(3)	395,748
184,211	1.18%, 02/25/2066(1)(3)	164,907
96,198	1.21%, 05/25/2065(1)(5)	86,072
84,939	1.80%, 12/27/2060(1)(3)	77,191
256,249	1.84%, 10/25/2066(1)(3)	203,397
176,711	2.00%, 01/25/2060(1)(3)	154,900
616,231	2.27%, 11/25/2066(1)(3)	503,007
	Deephaven Residential Mortgage Trust
31,166	0.72%, 05/25/2065(1)(3)	27,999
61,837	0.90%, 04/25/2066(1)(3)	51,126
	Ellington Financial Mortgage Trust
38,249	0.80%, 02/25/2066(1)(3)	29,876
64,797	0.93%, 06/25/2066(1)(3)	49,822
29,941	1.18%, 10/25/2065(1)(3)	26,467
359,095	1.24%, 09/25/2066(1)(3)	301,600
286,031	2.21%, 01/25/2067(1)(3)	240,508
588,137	FirstKey Homes Trust 4.25%, 07/17/2039(1)	543,579
	GCAT Trust
122,292	0.87%, 01/25/2066(1)(3)	107,588
121,018	1.04%, 05/25/2066(1)(3)	105,100
354,101	1.09%, 08/25/2066(1)(3)	273,711
502,934	1.26%, 07/25/2066(1)(3)	419,590
24,257	1.56%, 04/25/2065(1)(5)	21,425
194,818	1.92%, 08/25/2066(1)(3)	160,365
11,016	2.25%, 01/25/2060(1)(5)	10,393
	Imperial Fund Mortgage Trust
198,210	1.07%, 09/25/2056(1)(3)	147,883
603,835	2.09%, 01/25/2057(1)(3)	485,391
669,754	3.64%, 03/25/2067(1)(5)	581,643
	Legacy Mortgage Asset Trust
98,525	1.65%, 11/25/2060(1)(5)	90,679
87,293	1.75%, 04/25/2061(1)(5)	75,945
116,964	1.75%, 07/25/2061(1)(5)	106,267
	MetLife Securitization Trust
42,788	3.75%, 03/25/2057(1)(3)	39,918
41,966	3.75%, 04/25/2058(1)(3)	40,786
	MFA Trust
26,945	1.01%, 01/26/2065(1)(3)	24,561
156,773	1.03%, 11/25/2064(1)(3)	118,074
78,300	1.15%, 04/25/2065(1)(3)	72,134
	Mill City Mortgage Loan Trust
96,315	3.25%, 10/25/2069(1)(3)	89,441
34,373	3.50%, 05/25/2058(1)(3)	33,618
	New Residential Mortgage Loan Trust
87,130	0.94%, 07/25/2055(1)(3)	73,958
64,253	0.94%, 10/25/2058(1)(3)	59,490
411,827	1.16%, 11/27/2056(1)(3)	330,594
21,175	1.65%, 05/24/2060(1)(3)	19,133
565,901	2.28%, 01/25/2026(1)(3)	455,380
101,053	3.50%, 12/25/2057(1)(3)	94,389
16,802	3.75%, 03/25/2056(1)(3)	15,360
45,927	3.75%, 11/25/2058(1)(3)	42,263
197,388	4.00%, 03/25/2057(1)(3)	184,381
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.1% - (continued)
	Whole Loan Collateral CMO - 9.5% - (continued)
$ 214,706	4.00%, 12/25/2057(1)(3)	$ 201,154
254,460	NMLT Trust 1.19%, 05/25/2056(1)(3)	209,398
	Onslow Bay Financial LLC
253,899	1.05%, 07/25/2061(1)(3)	188,402
169,766	1.07%, 02/25/2066(1)(3)	145,921
511,664	2.31%, 11/25/2061(1)(3)	406,996
	Preston Ridge Partners Mortgage Trust LLC
97,591	1.32%, 07/25/2051(1)(5)	86,560
250,485	1.74%, 09/25/2026(1)(3)	227,301
163,105	1.79%, 06/25/2026(1)(5)	145,331
255,065	1.79%, 07/25/2026(1)(5)	229,617
284,529	1.87%, 04/25/2026(1)(5)	253,675
395,115	1.87%, 08/25/2026(1)(5)	359,947
68,072	2.12%, 03/25/2026(1)(3)	62,754
56,057	2.36%, 11/25/2025(1)(5)	51,147
505,201	2.36%, 10/25/2026(1)(5)	458,709
69,645	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	63,819
20,321	Seasoned Credit Risk Transfer Trust 2.50%, 08/25/2059	18,590
	Starwood Mortgage Residential Trust
51,819	0.94%, 05/25/2065(1)(3)	47,406
435,712	1.16%, 08/25/2056(1)(3)	351,928
142,781	1.22%, 05/25/2065(1)(3)	131,413
22,301	1.49%, 04/25/2065(1)(3)	21,324
393,341	1.92%, 11/25/2066(1)(3)	305,998
190,000	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)(5)	179,623
	Towd Point Mortgage Trust
124,297	1.75%, 10/25/2060(1)	109,895
213,302	2.16%, 01/25/2052(1)(3)	208,437
76,178	2.75%, 10/25/2056(1)(3)	74,747
176,575	2.75%, 06/25/2057(1)(3)	166,902
98,664	2.75%, 07/25/2057(1)(3)	96,449
164,467	2.75%, 10/25/2057(1)(3)	157,008
51,571	2.90%, 10/25/2059(1)(3)	46,992
362,118	2.92%, 11/30/2060(1)(3)	317,729
40,547	3.25%, 03/25/2058(1)(3)	38,689
201,473	3.70%, 03/25/2058(1)(3)	184,990
175,716	TRK Trust 1.15%, 07/25/2056(1)(3)	145,638
	VCAT LLC
139,390	1.74%, 05/25/2051(1)(5)	123,841
780,744	1.87%, 08/25/2051(1)(5)	708,382
539,312	1.92%, 09/25/2051(1)(5)	495,958
58,201	2.12%, 03/27/2051(1)(5)	52,811
	Verus Securitization Trust
85,648	0.92%, 02/25/2064(1)(3)	77,739
180,979	0.94%, 07/25/2066(1)(3)	149,474
452,805	1.01%, 09/25/2066(1)(3)	362,152
74,232	1.03%, 02/25/2066(1)(3)	59,459
58,319	1.22%, 05/25/2065(1)(5)	52,723
37,533	1.50%, 05/25/2065(1)(5)	34,982
273,707	1.82%, 11/25/2066(1)(3)	225,130
544,958	1.83%, 10/25/2066(1)(3)	435,638
40,413	2.69%, 11/25/2059(1)(3)	38,587
386,823	2.72%, 01/25/2067(1)(5)	315,386
		21,821,323
	Total Asset & Commercial Mortgage-Backed Securities (cost $56,770,794)	$ 50,483,027

3

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0%
	Aerospace/Defense - 0.4%
$ 416,000	Boeing Co. 5.04%, 05/01/2027	$ 400,233
100,000	L3Harris Technologies, Inc. 4.40%, 06/15/2028	93,457
155,000	Lockheed Martin Corp. 4.95%, 10/15/2025	155,069
225,000	Northrop Grumman Corp. 5.15%, 05/01/2040	206,486
		855,245
	Agriculture - 0.4%
64,000	Altria Group, Inc. 3.88%, 09/16/2046	39,124
466,000	BAT Capital Corp. 4.74%, 03/16/2032	390,386
	Cargill, Inc.
255,000	2.13%, 11/10/2031(1)	195,131
170,000	4.00%, 06/22/2032(1)	151,909
195,000	Reynolds American, Inc. 5.70%, 08/15/2035	164,551
		941,101
	Beverages - 0.3%
	Anheuser-Busch InBev Worldwide, Inc.
537,000	3.75%, 07/15/2042	402,547
31,000	4.35%, 06/01/2040	25,835
400,000	Diageo Capital plc 2.00%, 04/29/2030	317,637
		746,019
	Biotechnology - 0.6%
	CSL Finance plc
230,000	4.05%, 04/27/2029(1)	211,222
230,000	4.25%, 04/27/2032(1)	207,779
250,000	Gilead Sciences, Inc. 1.65%, 10/01/2030	192,086
	Royalty Pharma plc
160,000	1.75%, 09/02/2027	131,831
280,000	2.15%, 09/02/2031	204,060
440,000	2.20%, 09/02/2030	332,710
		1,279,688
	Chemicals - 0.2%
295,000	Celanese US Holdings LLC 6.17%, 07/15/2027	278,535
	Sherwin-Williams Co.
302,000	2.30%, 05/15/2030	239,264
2,000	2.95%, 08/15/2029	1,694
		519,493
	Commercial Banks - 7.0%
	Bank of America Corp.
435,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 3 mo. USD SOFR + 1.370% thereafter)(6)	318,961
155,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.210% thereafter)(6)	116,687
1,705,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.320% thereafter)(6)	1,316,520
671,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD LIBOR + 1.210% thereafter)(6)	593,096
300,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 3 mo. USD SOFR + 2.040% thereafter)(6)	285,966
175,000	5.02%, 07/22/2033, (5.02% fixed rate until 07/22/2032; 3 mo. USD SOFR + 2.160% thereafter)(6)	160,336
255,000	Barclays plc 7.39%, 11/02/2028, 12 mo. USD CMT + 3.300%(2)	253,688
400,000	BNP Paribas S.A. 2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(6)	357,562
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Commercial Banks - 7.0% - (continued)
$ 250,000	BPCE S.A. 2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 3 mo. USD SOFR + 1.087% thereafter)(1)(6)	$ 207,590
	Credit Suisse Group AG
250,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 3 mo. USD SOFR + 3.700% thereafter)(1)(6)	225,582
815,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 3 mo. USD SOFR + 3.920% thereafter)(1)(6)	708,834
500,000	Fifth Third Bank NA 5.85%, 10/27/2025, 3 mo. USD SOFR + 1.230%(2)	500,398
	Goldman Sachs Group, Inc.
55,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 3 mo. USD SOFR + 1.090% thereafter)(6)	40,095
200,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.248% thereafter)(6)	148,691
816,000	2.60%, 02/07/2030	648,366
470,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(6)	358,566
55,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 3 mo. USD SOFR + 1.264% thereafter)(6)	41,411
80,000	3.10%, 02/24/2033, (3.10% fixed rate until 02/24/2032; 3 mo. USD LIBOR + 1.410% thereafter)(6)	62,412
65,000	4.48%, 08/23/2028, (4.48% fixed rate until 08/23/2027; 3 mo. USD SOFR + 1.725% thereafter)(6)	60,355
	HSBC Holdings plc
200,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(6)	164,371
230,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 3 mo. USD SOFR + 1.285% thereafter)(6)	174,135
200,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 3 mo. USD SOFR + 1.187% thereafter)(6)	143,153
405,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(6)	351,579
200,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 3 mo. USD SOFR + 2.530% thereafter)(6)	159,757
445,000	5.21%, 08/11/2028, (5.21% fixed rate until 08/11/2027; 3 mo. USD SOFR + 2.610% thereafter)(6)	407,342
610,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 3 mo. USD SOFR + 2.870% thereafter)(6)	528,383
	JP Morgan Chase & Co.
1,178,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(6)	1,098,446
480,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 3 mo. USD SOFR + 1.180% thereafter)(6)	361,886
825,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(6)	633,573

4

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Commercial Banks - 7.0% - (continued)
$ 10,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(6)	$ 6,822
190,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.460% thereafter)(6)	129,351
77,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(6)	69,528
45,000	4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 3 mo. USD SOFR + 1.800% thereafter)(6)	40,037
390,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 3 mo. USD SOFR + 1.990% thereafter)(6)	370,656
85,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 3 mo. USD SOFR + 2.080% thereafter)(6)	77,680
78,000	KeyCorp. 2.55%, 10/01/2029	62,757
	Morgan Stanley
160,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 3 mo. USD SOFR + 0.879% thereafter)(6)	136,889
245,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(6)	176,516
95,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(6)	68,662
465,000	2.48%, 01/21/2028, (2.48% fixed rate until 01/21/2027; 3 mo. USD SOFR + 1.000% thereafter)(6)	401,812
160,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.200% thereafter)(6)	120,301
317,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(6)	253,637
91,000	3.97%, 07/22/2038, (3.97% fixed rate until 07/22/2037; 3 mo. USD LIBOR + 1.455% thereafter)(6)	71,420
495,000	4.21%, 04/20/2028, (4.21% fixed rate until 04/20/2027; 3 mo. USD SOFR + 1.610% thereafter)(6)	457,976
200,000	4.30%, 01/27/2045	152,398
35,000	4.89%, 07/20/2033, (4.89% fixed rate until 07/20/2032; 3 mo. USD SOFR + 2.076% thereafter)(6)	31,819
610,000	Societe Generale S.A. 6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 12 mo. USD CMT + 3.200% thereafter)(1)(6)	523,710
160,000	Truist Financial Corp. 1.89%, 06/07/2029, (1.89% fixed rate until 06/07/2028; 3 mo. USD SOFR + 0.862% thereafter)(6)	128,997
205,000	UBS Group AG 4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 12 mo. USD CMT + 1.750% thereafter)(1)(6)	187,791
	Wells Fargo & Co.
489,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD SOFR + 1.087% thereafter)(6)	455,321
310,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 3 mo. USD SOFR + 1.500% thereafter)(6)	249,490
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Commercial Banks - 7.0% - (continued)
$ 265,000	3.91%, 04/25/2026, (3.91% fixed rate until 04/25/2025; 3 mo. USD SOFR + 1.320% thereafter)(6)	$ 252,403
265,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 3 mo. USD SOFR + 1.980% thereafter)(6)	250,900
735,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 3 mo. USD SOFR + 2.100% thereafter)(6)	669,798
161,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD SOFR + 4.502% thereafter)(6)	135,929
		15,910,341
	Commercial Services - 0.3%
	Global Payments, Inc.
75,000	2.15%, 01/15/2027	63,958
192,000	2.90%, 05/15/2030	152,620
202,000	3.20%, 08/15/2029	167,337
155,000	5.30%, 08/15/2029	145,949
	Howard University (AGM Insured)
100,000	2.90%, 10/01/2031	79,982
70,000	3.48%, 10/01/2041	48,691
		658,537
	Diversified Financial Services - 0.3%
530,000	Capital One Financial Corp. 5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 3 mo. USD SOFR + 2.600% thereafter)(6)	485,465
	Intercontinental Exchange, Inc.
75,000	4.35%, 06/15/2029	70,759
40,000	4.60%, 03/15/2033	36,697
30,000	4.95%, 06/15/2052	25,795
		618,716
	Electric - 3.2%
	Alabama Power Co.
100,000	3.45%, 10/01/2049	67,318
42,000	4.15%, 08/15/2044	32,607
417,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028	376,753
195,000	Consolidated Edison Co. of New York, Inc. 3.20%, 12/01/2051	123,451
	Duke Energy Corp.
1,180,000	2.55%, 06/15/2031	922,160
120,000	3.75%, 09/01/2046	82,139
280,000	4.50%, 08/15/2032	252,066
162,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	103,194
205,000	Enel Finance International N.V. 5.00%, 06/15/2032(1)	171,201
314,000	Evergy, Inc. 2.90%, 09/15/2029	259,118
	Georgia Power Co.
201,000	4.30%, 03/15/2042	161,742
55,000	4.70%, 05/15/2032	51,601
297,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	241,927
235,000	National Rural Utilities Cooperative Finance Corp. 4.15%, 12/15/2032	210,722
	NextEra Energy Capital Holdings, Inc.
504,000	2.25%, 06/01/2030	399,731
445,000	4.63%, 07/15/2027	427,695
254,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	203,043
	Pacific Gas and Electric Co.
800,000	2.50%, 02/01/2031	597,236
175,000	3.25%, 06/01/2031	136,092
170,000	4.95%, 07/01/2050	126,244

5

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Electric - 3.2% - (continued)
$ 480,000	5.45%, 06/15/2027	$ 452,285
	Puget Energy, Inc.
324,000	3.65%, 05/15/2025	305,407
102,000	4.10%, 06/15/2030	88,855
	Sempra Energy
47,000	3.40%, 02/01/2028	41,885
45,000	3.70%, 04/01/2029	39,652
162,000	4.00%, 02/01/2048	115,055
	Southern California Edison Co.
232,000	2.25%, 06/01/2030	182,288
250,000	2.75%, 02/01/2032	196,551
72,000	2.85%, 08/01/2029	60,272
206,000	3.65%, 02/01/2050	136,919
132,000	4.00%, 04/01/2047	93,560
	Southern Co.
4,000	3.25%, 07/01/2026	3,692
713,000	3.70%, 04/30/2030	621,737
130,000	Xcel Energy, Inc. 4.60%, 06/01/2032	119,628
		7,403,826
	Entertainment - 0.4%
	Magallanes, Inc.
415,000	4.28%, 03/15/2032(1)	334,974
765,000	5.14%, 03/15/2052(1)	534,472
		869,446
	Food - 0.1%
287,000	Conagra Brands, Inc. 4.85%, 11/01/2028	269,959
45,000	Mondelez International, Inc. 3.00%, 03/17/2032	36,789
		306,748
	Gas - 0.4%
65,000	Boston Gas Co. 3.76%, 03/16/2032(1)	54,246
360,000	Brooklyn Union Gas Co. 4.87%, 08/05/2032(1)	322,490
	NiSource, Inc.
55,000	1.70%, 02/15/2031	40,180
317,000	3.49%, 05/15/2027	289,470
132,000	3.60%, 05/01/2030	113,486
		819,872
	Healthcare - Products - 0.3%
400,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	332,941
370,000	GSK Consumer Healthcare Capital U.S. LLC 3.38%, 03/24/2029	322,315
		655,256
	Healthcare - Services - 0.6%
117,000	CommonSpirit Health 2.76%, 10/01/2024	111,097
	Elevance Health, Inc.
25,000	2.25%, 05/15/2030	20,058
107,000	2.88%, 09/15/2029	90,803
10,000	5.35%, 10/15/2025	10,000
225,000	Kaiser Foundation Hospitals 2.81%, 06/01/2041	150,136
92,000	Quest Diagnostics, Inc. 2.80%, 06/30/2031	73,555
105,000	Sutter Health 3.36%, 08/15/2050	67,110
	UnitedHealth Group, Inc.
295,000	2.30%, 05/15/2031	236,202
87,000	4.75%, 07/15/2045	75,819
35,000	4.95%, 05/15/2062	30,838
210,000	5.30%, 02/15/2030	209,595
190,000	5.35%, 02/15/2033	190,419
65,000	5.88%, 02/15/2053	66,173
65,000	6.05%, 02/15/2063	66,559
		1,398,364
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Insurance - 0.9%
$ 100,000	Aon Corp. / Aon Global Holdings plc 3.90%, 02/28/2052	$ 70,574
350,000	Athene Global Funding 2.65%, 10/04/2031(1)	257,415
197,000	Berkshire Hathaway Finance Corp. 4.20%, 08/15/2048	157,958
290,000	Brighthouse Financial Global Funding 1.75%, 01/13/2025(1)	264,089
	Corebridge Financial, Inc.
195,000	3.85%, 04/05/2029(1)	170,302
55,000	3.90%, 04/05/2032(1)	45,926
415,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	341,319
180,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	154,176
470,000	Metropolitan Life Global Funding I 2.40%, 01/11/2032(1)	362,729
309,000	Willis North America, Inc. 2.95%, 09/15/2029	249,826
		2,074,314
	Internet - 0.2%
445,000	Amazon.com, Inc. 4.10%, 04/13/2062	340,328
	Investment Company Security - 0.2%
525,000	Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	425,462
	Iron/Steel - 0.0%
75,000	Vale Overseas Ltd. 3.75%, 07/08/2030	61,834
	IT Services - 0.1%
190,000	Apple, Inc. 2.65%, 02/08/2051	117,838
125,000	International Business Machines Corp. 2.72%, 02/09/2032	100,223
150,000	Kyndryl Holdings, Inc. 3.15%, 10/15/2031	93,683
		311,744
	Machinery-Diversified - 0.2%
630,000	Otis Worldwide Corp. 2.57%, 02/15/2030	513,112
	Media - 1.3%
	Charter Communications Operating LLC / Charter Communications Operating Capital
40,000	3.50%, 03/01/2042	24,891
315,000	3.90%, 06/01/2052	194,279
652,000	4.20%, 03/15/2028	581,930
160,000	4.40%, 04/01/2033	132,787
380,000	4.40%, 12/01/2061	239,749
190,000	4.80%, 03/01/2050	133,975
173,000	5.13%, 07/01/2049	127,111
	Comcast Corp.
59,000	2.94%, 11/01/2056	34,005
434,000	3.20%, 07/15/2036	330,032
130,000	3.75%, 04/01/2040	99,808
190,000	5.35%, 11/15/2027	189,914
220,000	Cox Communications, Inc. 2.60%, 06/15/2031(1)	168,054
	Discovery Communications LLC
23,000	4.13%, 05/15/2029	19,411
100,000	4.65%, 05/15/2050	65,397
362,000	5.20%, 09/20/2047	256,466
70,000	5.30%, 05/15/2049	50,257
	Paramount Global
140,000	4.20%, 05/19/2032	111,986
120,000	4.38%, 03/15/2043	80,527
196,000	4.95%, 01/15/2031	170,928
		3,011,507

6

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Mining - 0.1%
$ 260,000	Anglo American Capital plc 3.88%, 03/16/2029(1)	$ 222,790
	Miscellaneous Manufacturing - 0.1%
195,000	Parker-Hannifin Corp. 4.25%, 09/15/2027	184,671
	Office/Business Equipment - 0.1%
	CDW LLC / CDW Finance Corp.
80,000	2.67%, 12/01/2026	68,765
110,000	3.28%, 12/01/2028	89,424
70,000	3.57%, 12/01/2031	55,088
		213,277
	Oil & Gas - 0.6%
	BP Capital Markets America, Inc.
95,000	2.72%, 01/12/2032	77,053
130,000	2.94%, 06/04/2051	80,355
240,000	3.38%, 02/08/2061	151,676
132,000	3.63%, 04/06/2030	117,741
135,000	ConocoPhillips Co. 3.80%, 03/15/2052	100,167
	Equinor ASA
222,000	3.63%, 04/06/2040	172,201
66,000	3.70%, 04/06/2050	49,377
	Exxon Mobil Corp.
217,000	4.23%, 03/19/2040	185,230
2,000	4.33%, 03/19/2050	1,654
196,000	Hess Corp. 7.30%, 08/15/2031	207,049
60,000	Ovintiv, Inc. 7.38%, 11/01/2031	62,128
	Shell International Finance B.V.
190,000	3.00%, 11/26/2051	121,549
175,000	3.25%, 04/06/2050	118,735
		1,444,915
	Oil & Gas Services - 0.1%
90,000	Halliburton Co. 4.85%, 11/15/2035	78,820
81,000	Schlumberger Holdings Corp. 4.30%, 05/01/2029(1)	73,783
		152,603
	Pharmaceuticals - 0.2%
	AbbVie, Inc.
227,000	3.20%, 11/21/2029	197,853
144,000	4.25%, 11/21/2049	111,256
	CVS Health Corp.
7,000	4.13%, 04/01/2040	5,463
229,000	5.13%, 07/20/2045	196,300
		510,872
	Pipelines - 1.5%
	Energy Transfer L.P.
66,000	3.75%, 05/15/2030	56,055
432,000	5.30%, 04/01/2044	338,683
	Enterprise Products Operating LLC
175,000	2.80%, 01/31/2030	145,843
313,000	4.80%, 02/01/2049	250,536
	MPLX L.P.
154,000	4.13%, 03/01/2027	142,735
410,000	4.95%, 09/01/2032	370,543
45,000	4.95%, 03/14/2052	34,560
55,000	5.20%, 03/01/2047	43,686
62,000	5.20%, 12/01/2047	49,438
	ONEOK, Inc.
170,000	3.10%, 03/15/2030	137,314
80,000	4.55%, 07/15/2028	72,575
42,000	6.35%, 01/15/2031	41,401
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Pipelines - 1.5% - (continued)
	Plains All American Pipeline L.P. / PAA Finance Corp.
$ 60,000	3.55%, 12/15/2029	$ 49,959
105,000	3.80%, 09/15/2030	87,470
	Sabine Pass Liquefaction LLC
45,000	4.20%, 03/15/2028	41,015
357,000	4.50%, 05/15/2030	325,762
55,000	5.00%, 03/15/2027	52,989
38,000	5.63%, 03/01/2025	37,807
	Targa Resources Corp.
140,000	4.20%, 02/01/2033	116,757
150,000	5.20%, 07/01/2027	144,316
340,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	279,541
	TransCanada PipeLines Ltd.
185,000	2.50%, 10/12/2031	142,383
123,000	4.10%, 04/15/2030	110,018
2,000	4.75%, 05/15/2038	1,672
95,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	79,905
	Williams Cos., Inc.
155,000	2.60%, 03/15/2031	121,333
210,000	4.65%, 08/15/2032	188,771
		3,463,067
	Real Estate Investment Trusts - 0.2%
195,000	American Tower Corp. 3.65%, 03/15/2027	176,273
	VICI Properties L.P.
180,000	4.95%, 02/15/2030	162,684
230,000	5.13%, 05/15/2032	203,778
		542,735
	Retail - 0.4%
	Lowe's Cos., Inc.
40,000	3.75%, 04/01/2032	34,504
205,000	5.00%, 04/15/2033	193,234
110,000	5.63%, 04/15/2053	98,667
302,000	McDonald's Corp. 3.63%, 09/01/2049	212,130
260,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	242,854
		781,389
	Semiconductors - 1.0%
	Broadcom, Inc.
97,000	3.14%, 11/15/2035(1)	67,189
328,000	3.19%, 11/15/2036(1)	222,780
580,000	3.42%, 04/15/2033(1)	440,259
92,000	3.47%, 04/15/2034(1)	68,786
	Intel Corp.
125,000	2.80%, 08/12/2041	79,896
25,000	3.05%, 08/12/2051	15,041
254,000	3.25%, 11/15/2049	159,517
250,000	4.00%, 08/05/2029	230,740
170,000	4.15%, 08/05/2032	151,757
205,000	4.90%, 08/05/2052	169,500
310,000	Marvell Technology, Inc. 2.95%, 04/15/2031	240,348
215,000	NVIDIA Corp. 3.50%, 04/01/2040	162,760
264,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.30%, 06/18/2029	237,393
		2,245,966
	Software - 0.4%
	Oracle Corp.
100,000	2.30%, 03/25/2028	83,622
419,000	3.60%, 04/01/2040	282,645
67,000	3.80%, 11/15/2037	48,623

7

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Software - 0.4% - (continued)
$ 120,000	4.10%, 03/25/2061	$ 74,220
575,000	5.38%, 07/15/2040	478,710
		967,820
	Telecommunications - 0.5%
	AT&T, Inc.
225,000	3.50%, 06/01/2041	159,160
29,000	3.55%, 09/15/2055	18,372
325,000	3.65%, 06/01/2051	216,203
49,000	3.65%, 09/15/2059	30,768
101,000	3.80%, 12/01/2057	66,294
72,000	Rogers Communications, Inc. 4.55%, 03/15/2052(1)	55,397
	T-Mobile USA, Inc.
55,000	2.05%, 02/15/2028	45,632
125,000	3.00%, 02/15/2041	83,780
120,000	5.20%, 01/15/2033	114,742
	Verizon Communications, Inc.
300,000	2.36%, 03/15/2032	227,029
105,000	2.65%, 11/20/2040	66,343
35,000	2.85%, 09/03/2041	22,802
50,000	3.85%, 11/01/2042	37,093
20,000	4.00%, 03/22/2050	14,593
		1,158,208
	Transportation - 0.1%
160,000	Canadian Pacific Railway Co. 2.45%, 12/02/2031	126,864
55,000	Norfolk Southern Corp. 3.40%, 11/01/2049	36,702
135,000	Union Pacific Corp. 2.80%, 02/14/2032	111,751
		275,317
	Trucking & Leasing - 0.3%
455,000	DAE Funding LLC 1.55%, 08/01/2024(1)	412,638
195,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.40%, 07/01/2027(1)	181,845
		594,483
	Total Corporate Bonds (cost $64,315,373)	$ 52,479,066
FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
	Bermuda - 0.1%
400,000	Bermuda Government International Bond 2.38%, 08/20/2030(7)	$ 315,520
	Chile - 0.1%
200,000	Chile Government International Bond 3.10%, 05/07/2041	131,862
	Hungary - 0.1%
255,000	Hungary Government International Bond 5.25%, 06/16/2029(1)	234,447
	Mexico - 0.3%
	Mexico Government International Bond
200,000	4.28%, 08/14/2041	145,331
230,000	4.75%, 03/08/2044	175,252
255,000	4.88%, 05/19/2033	225,247
		545,830
	Panama - 0.4%
	Panama Government International Bond
200,000	3.16%, 01/23/2030	164,162
400,000	3.87%, 07/23/2060	233,060
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 1.4% - (continued)
	Panama - 0.4% - (continued)
$ 650,000	4.50%, 04/16/2050	$ 445,190
200,000	4.50%, 01/19/2063	128,895
		971,307
	Romania - 0.3%
	Romanian Government International Bond
312,000	3.00%, 02/27/2027(1)	267,352
466,000	3.00%, 02/14/2031(7)	344,206
		611,558
	United Arab Emirates - 0.1%
390,000	Finance Department Government of Sharjah 3.63%, 03/10/2033(7)	292,407
	Total Foreign Government Obligations (cost $4,291,909)	$ 3,102,931
MUNICIPAL BONDS - 0.8%
	Airport - 0.1%
205,000	Dallas, TX, Fort Worth International Airport Rev 4.51%, 11/01/2051	$ 170,689
	Development - 0.1%
390,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	366,864
	General - 0.3%
340,000	Commonwealth of Massachusetts 4.11%, 07/15/2031	324,374
	County of Riverside, CA Rev
55,000	2.96%, 02/15/2027	49,922
55,000	3.07%, 02/15/2028	49,054
65,000	Dist of Columbia Rev 3.43%, 04/01/2042	46,260
230,000	Florida State Board of Administration Finance Corp., Rev 1.26%, 07/01/2025	206,985
		676,595
	General Obligation - 0.1%
180,000	California State, GO Taxable 7.30%, 10/01/2039	207,752
	Higher Education - 0.0%
	Marshall University, WV, (AGM Insured)
10,000	2.91%, 05/01/2026	9,280
10,000	3.63%, 05/01/2034	7,986
		17,266
	Transportation - 0.2%
40,000	Chicago, IL, Transit Auth Rev 3.91%, 12/01/2040	31,221
	Metropolitan Transportation Auth, NY, Rev
15,000	4.75%, 11/15/2045	13,290
40,000	5.18%, 11/15/2049	33,483
115,000	6.81%, 11/15/2040	117,324
85,000	New York State Thruway Auth Rev 2.90%, 01/01/2035	67,189
205,000	Port Auth of New York & New Jersey Rev 1.09%, 07/01/2023	199,947
		462,454
	Total Municipal Bonds (cost $2,206,861)	$ 1,901,620
U.S. GOVERNMENT AGENCIES - 33.2%
	Mortgage-Backed Agencies - 33.2%
	FHLMC - 4.4%
229,369	0.88%, 11/25/2030(3)(4)	$ 12,082
98,556	1.12%, 01/25/2030(3)(4)	6,046

8

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 33.2% - (continued)
	Mortgage-Backed Agencies - 33.2% - (continued)
	FHLMC - 4.4% - (continued)
$ 1,409,549	1.12%, 06/25/2030(3)(4)	$ 91,979
14,664	1.13%, 12/15/2027	13,638
16,912	1.25%, 12/15/2027	15,757
1,537,407	1.38%, 06/25/2030(3)(4)	122,619
1,096,854	1.43%, 05/25/2030(3)(4)	90,236
1,228,231	1.57%, 05/25/2030(3)(4)	109,605
174,393	1.70%, 04/25/2030(3)(4)	16,222
513,613	2.00%, 07/25/2050	429,762
233,211	2.00%, 10/01/2051	184,676
2,385,522	2.00%, 12/01/2051	1,885,860
7,993,566	2.00%, 01/01/2052	6,318,703
22,631	2.50%, 12/15/2042	20,108
996,093	2.50%, 09/01/2051	819,953
		10,137,246
	FNMA - 4.5%
67,766	1.25%, 02/25/2028	62,842
15,321	1.50%, 09/25/2027	14,326
147,060	2.00%, 10/01/2051	116,455
510,188	2.00%, 11/01/2051	404,097
5,930,334	2.00%, 04/01/2052	4,686,071
983,142	2.50%, 02/01/2052	808,028
1,284,494	2.50%, 05/01/2052	1,054,636
1,054,621	2.50%, 06/01/2052	865,363
992,707	2.50%, 07/01/2052	814,358
829,502	2.50%, 08/01/2052	680,468
282,000	3.00%, 12/25/2045	231,704
420,000	3.00%, 10/25/2046	367,875
209,070	3.00%, 03/01/2050	178,666
		10,284,889
	GNMA - 7.3%
2,300,000	2.00%, 11/21/2052(8)	1,888,965
5,875,000	2.50%, 11/21/2052(8)	4,975,391
4,700,000	3.00%, 11/21/2052(8)	4,086,613
3,375,000	3.50%, 11/21/2052(8)	3,019,702
3,000,000	4.00%, 11/21/2052(8)	2,764,687
		16,735,358
	UMBS - 17.0%
2,600,000	1.50%, 11/15/2037(8)	2,213,417
300,000	1.50%, 11/15/2052(8)	223,113
1,050,000	2.00%, 11/15/2052(8)	828,352
1,300,000	2.50%, 11/15/2037(8)	1,171,318
7,115,000	2.50%, 11/15/2052(8)	5,827,630
7,110,000	2.50%, 12/15/2052(8)	5,822,701
750,000	3.00%, 11/15/2037(8)	689,532
1,975,000	3.00%, 11/15/2052(8)	1,677,439
4,600,000	3.50%, 11/15/2052(8)	4,046,742
3,450,000	4.00%, 11/15/2052(8)	3,139,500
7,000,000	4.50%, 11/15/2052(8)	6,567,148
7,000,000	4.50%, 12/15/2052(8)	6,561,133
		38,768,025
	Total U.S. Government Agencies (cost $78,494,159)	$ 75,925,518
U.S. GOVERNMENT SECURITIES - 40.1%
	U.S. Treasury Securities - 40.1%
	U.S. Treasury Bonds - 9.6%
1,000,103	0.13%, 02/15/2052(9)	$ 636,238
1,452,000	1.13%, 08/15/2040	855,432
1,570,000	1.25%, 05/15/2050	804,441
1,495,000	1.38%, 11/15/2040	919,250
1,010,000	1.38%, 08/15/2050	535,418
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 40.1% - (continued)
	U.S. Treasury Securities - 40.1% - (continued)
	U.S. Treasury Bonds - 9.6% - (continued)
$ 2,455,000	1.63%, 11/15/2050		$ 1,396,281
630,000	2.00%, 02/15/2050		398,721
528,000	2.38%, 11/15/2049(10)		367,269
1,935,000	2.88%, 05/15/2052		1,493,880
7,170,000	3.00%, 02/15/2047		5,616,127
1,525,000	3.00%, 02/15/2048		1,199,270
1,335,000	3.00%, 08/15/2052		1,062,994
2,095,000	3.13%, 02/15/2043		1,710,453
400,000	3.13%, 05/15/2048		323,141
1,780,000	3.38%, 08/15/2042		1,529,966
1,840,000	3.63%, 02/15/2044		1,618,266
1,464,000	3.75%, 11/15/2043		1,317,028
275,000	3.88%, 08/15/2040		257,436
			22,041,611
	U.S. Treasury Notes - 30.5%
2,228,880	0.25%, 07/15/2029(9)		2,032,780
13,515,000	0.38%, 11/30/2025		11,944,937
4,545,000	0.50%, 02/28/2026		3,995,339
5,260,000	0.50%, 04/30/2027		4,450,248
1,345,000	0.75%, 04/30/2026		1,186,227
1,881,941	0.75%, 07/15/2028(9)		1,789,828
2,725,000	1.13%, 08/31/2028		2,285,487
2,042,000	1.50%, 01/31/2027		1,819,135
7,425,000	1.75%, 01/31/2029		6,414,214
455,000	2.75%, 05/31/2029		416,609
4,565,000	2.75%, 08/15/2032		4,080,682
5,860,000	2.88%, 06/15/2025		5,630,865
14,785,000	2.88%, 05/15/2028(10)		13,756,403
335,000	2.88%, 05/15/2032		303,227
455,000	3.25%, 06/30/2029		429,513
9,220,000	4.13%, 09/30/2027		9,166,697
			69,702,191
	Total U.S. Government Securities (cost $109,812,894)		$ 91,743,802
	Total Long-Term Investments (cost $315,891,990)		$ 275,635,964
SHORT-TERM INVESTMENTS - 3.5%
	Repurchase Agreements - 3.5%
8,118,951	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2022 at 3.010%, due on 11/01/2022 with a maturity value of $8,119,630; collateralized by U.S. Treasury Note at 2.125%, maturing 7/31/2024, with a market value of $8,281,388		$ 8,118,951
	Total Short-Term Investments (cost $8,118,951)		$ 8,118,951
	Total Investments (cost $324,010,941)	124.1%	$ 283,754,915
	Other Assets and Liabilities	(24.1)%	(55,150,164)
	Total Net Assets	100.0%	$ 228,604,751
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

9

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2022, the aggregate value of these securities was $52,362,587, representing 22.9% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2022, the aggregate value of these securities was $952,133, representing 0.4% of net assets.
(8)	Represents or includes a TBA transaction.
(9)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(10)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2022, the market value of securities pledged was $1,204,656.

OTC Swaptions Outstanding at October 31, 2022
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaptions:
Call
CDX.NA.IG.S39.V1.5Y*	GSC	105.00%	Pay	11/16/2022	USD	(11,550,000)	$ (77,207)	$ (40,425)	$ (36,782)
CDX.NA.IG.S39.V1.5Y*	BOA	95.00%	Pay	11/16/2022	USD	(11,550,000)	(35,483)	(33,033)	(2,450)
							$ (112,690)	$ (73,458)	$ (39,232)
Put
CDX.NA.IG.S39.V1.5Y*	GSC	105.00%	Receive	11/16/2022	USD	(11,550,000)	$ (5,238)	$ (36,382)	$ 31,144
CDX.NA.IG.S39.V1.5Y*	BOA	95.00%	Receive	11/16/2022	USD	(11,550,000)	(14,531)	(23,793)	9,262
							$ (19,769)	$ (60,175)	$ 40,406
Total Written Option Contracts OTC swaption contracts							$ (132,459)	$ (133,633)	$ 1,174

*	Swaptions with forward premiums.

Futures Contracts Outstanding at October 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	158	12/30/2022	$ 32,292,485	$ (273,943)
Short position contracts:
U.S. Treasury 5-Year Note Future	222	12/30/2022	$ 23,663,812	$ 960,255
U.S. Treasury 10-Year Note Future	12	12/20/2022	1,327,125	19,244
U.S. Treasury 10-Year Ultra Future	84	12/20/2022	9,742,688	697,848
U.S. Treasury Long Bond Future	8	12/20/2022	964,000	124,192
U.S. Treasury Ultra Bond Future	47	12/20/2022	5,999,844	771,188
Total				$ 2,572,727
Total futures contracts				$ 2,298,784
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
10

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 50,483,027	$ —	$ 50,483,027	$ —
Corporate Bonds	52,479,066	—	52,479,066	—
Foreign Government Obligations	3,102,931	—	3,102,931	—
Municipal Bonds	1,901,620	—	1,901,620	—
U.S. Government Agencies	75,925,518	—	75,925,518	—
U.S. Government Securities	91,743,802	—	91,743,802	—
Short-Term Investments	8,118,951	—	8,118,951	—
Futures Contracts(2)	2,572,727	2,572,727	—	—
Total	$ 286,327,642	$ 2,572,727	$ 283,754,915	$ —
Liabilities
Futures Contracts(2)	$ (273,943)	$ (273,943)	$ —	$ —
Written Options	(132,459)	—	(132,459)	—
Total	$ (406,402)	$ (273,943)	$ (132,459)	$ —

(1)	For the period ended October 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
11

Hartford Large Cap Growth ETF
Schedule of Investments
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.6%
	Automobiles & Components - 1.4%
12,560	Thor Industries, Inc.	$ 1,023,263
	Capital Goods - 3.0%
26,906	Johnson Controls International plc	1,556,243
5,077	Middleby Corp.*	710,069
		2,266,312
	Commercial & Professional Services - 2.2%
20,343	CoStar Group, Inc.*	1,682,773
	Consumer Durables & Apparel - 3.4%
14,142	Lennar Corp. Class A	1,141,260
4,153	Lululemon Athletica, Inc.*	1,366,503
		2,507,763
	Consumer Services - 3.9%
8,156	Airbnb, Inc. Class A*	871,958
3,407	Domino's Pizza, Inc.	1,131,942
55,360	DraftKings, Inc. Class A*	874,688
		2,878,588
	Diversified Financials - 2.6%
3,526	CME Group, Inc.	611,056
24,030	Tradeweb Markets, Inc. Class A	1,323,572
		1,934,628
	Energy - 2.2%
4,389	Cheniere Energy, Inc.	774,263
6,444	EOG Resources, Inc.	879,735
		1,653,998
	Food, Beverage & Tobacco - 1.0%
7,686	Monster Beverage Corp.*	720,332
	Health Care Equipment & Services - 10.5%
12,520	DexCom, Inc.*	1,512,166
2,572	Humana, Inc.	1,435,382
7,614	Insulet Corp.*	1,970,579
6,426	Intuitive Surgical, Inc.*	1,583,816
7,961	Veeva Systems, Inc. Class A*	1,336,970
		7,838,913
	Materials - 3.1%
5,738	Albemarle Corp.	1,605,894
7,954	Nutrien Ltd.	672,113
		2,278,007
	Media & Entertainment - 14.6%
37,129	Alphabet, Inc. Class A*	3,509,062
10,987	Meta Platforms, Inc. Class A*	1,023,549
7,855	Netflix, Inc.*	2,292,717
7,512	Spotify Technology S.A.*	605,317
5,511	Take-Two Interactive Software, Inc.*	652,943
14,473	Walt Disney Co.*	1,541,954
27,492	ZoomInfo Technologies, Inc. Class A*	1,224,219
		10,849,761
	Pharmaceuticals, Biotechnology & Life Sciences - 7.2%
9,052	Agilent Technologies, Inc.	1,252,344
4,976	Danaher Corp.	1,252,310
6,266	Eli Lilly & Co.	2,268,856
17,709	Exact Sciences Corp.*	615,919
		5,389,429
	Real Estate - 1.0%
4,191	AvalonBay Communities, Inc. REIT	733,928
	Retailing - 9.6%
52,017	Amazon.com, Inc.*	5,328,621
11,027	Ross Stores, Inc.	1,055,174
1,815	Ulta Beauty, Inc.*	761,157
		7,144,952
Shares or Principal Amount			Market Value†
COMMON STOCKS - 93.6% - (continued)
	Semiconductors & Semiconductor Equipment - 3.9%
4,798	First Solar, Inc.*		$ 698,445
7,206	NVIDIA Corp.		972,594
3,011	SolarEdge Technologies, Inc.*		692,620
5,687	Universal Display Corp.		541,516
			2,905,175
	Software & Services - 21.0%
16,106	Block, Inc.*		967,487
7,986	Five9, Inc.*		481,236
10,189	Mastercard, Inc. Class A		3,343,826
14,398	Microsoft Corp.		3,342,208
11,784	Okta, Inc.*		661,318
10,848	Palo Alto Networks, Inc.*		1,861,408
5,123	Paycom Software, Inc.*		1,772,558
4,589	salesforce.com, Inc.*		746,126
15,435	Workday, Inc. Class A*		2,405,082
			15,581,249
	Technology Hardware & Equipment - 3.0%
18,104	Arista Networks, Inc.*		2,188,049
1,000	Mobileye Global, Inc. Class A*		26,380
			2,214,429
	Total Common Stocks (cost $80,657,237)		$ 69,603,500
EXCHANGE-TRADED FUNDS - 4.5%
	Other Investment Pools & Funds - 4.5%
14,964	iShares Russell 1000 Growth ETF		$ 3,330,687
	Total Exchange-Traded Funds (cost $3,329,111)		$ 3,330,687
	Total Long-Term Investments (cost $83,986,348)		$ 72,934,187
SHORT-TERM INVESTMENTS - 1.9%
	Repurchase Agreements - 1.9%
$ 1,387,926	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2022 at 3.010%, due on 11/01/2022 with a maturity value of $1,388,042; collateralized by U.S. Treasury Note at 2.125%, maturing 07/31/2024, with a market value of $1,415,694		$ 1,387,926
	Total Short-Term Investments (cost $1,387,926)		$ 1,387,926
	Total Investments (cost $85,374,274)	100.0%	$ 74,322,113
	Other Assets and Liabilities	(0.0)%	(16,849)
	Total Net Assets	100.0%	$ 74,305,264
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

12

Hartford Large Cap Growth ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 1,023,263	$ 1,023,263	$ —	$ —
Capital Goods	2,266,312	2,266,312	—	—
Commercial & Professional Services	1,682,773	1,682,773	—	—
Consumer Durables & Apparel	2,507,763	2,507,763	—	—
Consumer Services	2,878,588	2,878,588	—	—
Diversified Financials	1,934,628	1,934,628	—	—
Energy	1,653,998	1,653,998	—	—
Food, Beverage & Tobacco	720,332	720,332	—	—
Health Care Equipment & Services	7,838,913	7,838,913	—	—
Materials	2,278,007	2,278,007	—	—
Media & Entertainment	10,849,761	10,849,761	—	—
Pharmaceuticals, Biotechnology & Life Sciences	5,389,429	5,389,429	—	—
Real Estate	733,928	733,928	—	—
Retailing	7,144,952	7,144,952	—	—
Semiconductors & Semiconductor Equipment	2,905,175	2,905,175	—	—
Software & Services	15,581,249	15,581,249	—	—
Technology Hardware & Equipment	2,214,429	2,214,429	—	—
Exchange-Traded Funds	3,330,687	3,330,687	—	—
Short-Term Investments	1,387,926	—	1,387,926	—
Total	$ 74,322,113	$ 72,934,187	$ 1,387,926	$ —

(1)	For the period ended October 31, 2022, there were no transfers in and out of Level 3.
13

Hartford Municipal Opportunities ETF
Schedule of Investments
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1%
	Alabama - 1.7%
$ 2,000,000	Black Belt Energy Gas Dist, AL, Rev 5.25%, 12/01/2027	$ 2,014,209
100,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2042	102,004
90,000	Jefferson County, AL, GO 5.00%, 04/01/2024	92,094
415,000	Southeast Energy Auth, AL, Cooperative Dist Rev 5.50%, 01/01/2053(1)(2)	419,483
1,590,000	State of Alabama Docks Department Rev, (AGM Insured) 5.00%, 10/01/2026	1,644,201
665,000	State of Alabama, Troy University Rev, (BAM Insured) 5.00%, 11/01/2023	675,864
		4,947,855
	Alaska - 0.4%
1,225,000	Northern, AK, Tobacco Securitization Corp. Rev 4.00%, 06/01/2039	1,062,951
	Arizona - 0.6%
500,000	City of Phoenix, AZ, Civic Improvement Corp. Rev 5.00%, 07/01/2037	507,308
	Maricopa County, AZ, Industrial Dev Auth Rev
600,000	4.00%, 09/01/2037	540,663
230,000	4.00%, 10/15/2047(3)	168,963
195,000	5.00%, 09/01/2031	200,551
480,000	Tempe, AZ, Industrial Dev Auth Rev 1.13%, 12/01/2026	407,160
		1,824,645
	California - 7.4%
1,500,000	Abag Finance Authority for Nonprofit Corps., CA, Rev 5.00%, 08/01/2043	1,505,669
205,000	Alameda County, Oakland, CA, Unified School Dist, GO, (AGM Insured) 4.00%, 08/01/2034	204,072
795,000	Bay Area Toll Auth, CA, Rev 2.54%, 04/01/2056(1)	774,394
205,000	California Enterprise Dev Auth Rev 5.00%, 08/01/2045	189,271
	California Municipal Finance Auth Rev, (BAM Insured)
180,000	4.00%, 05/15/2034	168,807
600,000	4.00%, 05/15/2037	548,036
245,000	California Public Finance Auth Rev 2.38%, 11/15/2028(3)	220,644
835,000	California State University Rev 0.55%, 11/01/2049(1)	722,801
	California State, GO Taxable
1,500,000	1.80%, 05/01/2040(1)	1,500,000
185,000	4.00%, 11/01/2041	171,906
185,000	Cathedral City, CA, Redev Agency Successor Agency, (BAM Insured) 4.00%, 08/01/2032	183,946
	City of Fontana, CA,
500,000	4.00%, 09/01/2041	416,690
450,000	4.00%, 09/01/2046	358,331
525,000	4.00%, 09/01/2051	405,196
800,000	City of Los Angeles, CA, Department of Airports Rev 4.00%, 05/15/2036	733,282
110,000	Foothill-Eastern Transportation Corridor Agency, CA Rev 5.00%, 01/15/2030	111,963
150,000	Fresno, CA, Unified School Dist, GO 0.00%, 08/01/2032(4)	103,970
	Golden State Tobacco Securitization Corp., CA Rev
5,670,000	0.00%, 06/01/2066(4)	472,946
500,000	5.00%, 06/01/2032	542,764
2,000,000	Los Angeles, CA, Department of Water & Power Rev 5.00%, 07/01/2025	2,091,291
100,000	Romoland, CA, School Dist 5.00%, 09/01/2043	98,198
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	California - 7.4% - (continued)
$ 5,000,000	San Diego County, CA, Regional Transportation Commission Rev 2.05%, 04/01/2038(1)	$ 5,000,000
	San Francisco, CA, City & County Airport Comm-San Francisco International Airport Rev
345,000	4.00%, 05/01/2039	297,980
265,000	5.00%, 05/01/2050	254,078
	San Joaquin Hills, CA, Transportation Corridor Agency Rev, (NATL Insured)
80,000	0.00%, 01/15/2026(4)	69,577
215,000	0.00%, 01/15/2032(4)	135,466
70,000	0.00%, 01/15/2035(4)	36,756
1,760,000	4.00%, 01/15/2034	1,638,126
	University of California Rev
1,150,000	5.00%, 05/15/2032	1,303,641
595,000	5.00%, 05/15/2036	629,335
		20,889,136
	Colorado - 2.1%
	Colorado Health Facs Auth Rev
105,000	4.00%, 12/01/2040	84,498
875,000	5.00%, 11/01/2033	895,275
835,000	5.00%, 08/01/2044	796,394
920,000	Colorado Housing and Finance Auth Rev, (GNMA Insured) 3.00%, 05/01/2051	872,412
160,000	Denver, CO, Convention Center Hotel Auth Rev 5.00%, 12/01/2031	161,604
365,000	E-470 Public Highway, CO, Auth Rev 2.39%, 09/01/2039, 3 mo. USD SOFR + 0.350%(5)	359,457
1,030,000	Park Creek, CO, Metropolitan Dist Rev 5.00%, 12/01/2029	1,098,910
300,000	Public Auth for Colorado Energy Rev 6.50%, 11/15/2038	338,592
	Regional, CO, Transportation Dist Rev
400,000	5.00%, 07/15/2029	408,433
500,000	5.00%, 01/15/2030	510,454
100,000	5.00%, 07/15/2032	101,195
195,000	University of Colorado, Rev 2.00%, 06/01/2051(1)	185,272
		5,812,496
	Connecticut - 3.6%
100,000	City of Bridgeport, CT, GO, (BAM Insured) 5.00%, 07/15/2034	104,933
	Connecticut Housing Finance Auth Rev
5,400,000	2.21%, 11/15/2050(1)	5,400,000
595,000	4.25%, 05/15/2042	589,569
	Connecticut State Health & Educational Facs Auth Rev
1,060,000	1.10%, 07/01/2049(1)	981,789
320,000	5.00%, 07/01/2026	319,088
470,000	5.00%, 07/01/2030	499,642
315,000	5.00%, 07/01/2031	334,861
	State of Connecticut, GO
845,000	3.00%, 06/01/2038	660,912
380,000	5.00%, 11/15/2025	398,028
500,000	5.00%, 04/15/2029	530,564
325,000	5.00%, 09/15/2032	357,111
		10,176,497
	Delaware - 0.1%
200,000	Delaware River & Bay Auth Rev 5.00%, 01/01/2037	211,333
	District of Columbia - 0.4%
	Dist of Columbia Rev
250,000	5.00%, 07/01/2037	220,257

14

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	District of Columbia - 0.4% - (continued)
$ 455,000	5.00%, 07/01/2042	$ 383,818
500,000	Metropolitan Washington, DC, Airports Auth, Dulles Toll Road Rev. 5.00%, 10/01/2033	522,312
		1,126,387
	Florida - 5.4%
500,000	Alachua County, FL, School Board, (AGM Insured) 5.00%, 07/01/2028	530,291
270,000	Broward County, FL, Airport System Rev 4.00%, 10/01/2044	223,525
185,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	184,912
125,000	City of Atlantic Beach, FL, Health Care Facs Auth Rev 5.00%, 11/15/2043	119,513
400,000	City of Pompano Beach, FL, Rev 2.00%, 01/01/2029	326,343
280,000	City of Tampa FL Rev 4.00%, 07/01/2038	250,041
5,555,000	City of West Palm Beach, FL, Utility System Rev, (AGC Insured) 2.25%, 10/01/2038(1)	5,555,000
445,000	Escambia County, FL, Health Facs Auth Rev 4.00%, 08/15/2045	350,347
1,000,000	Greater Orlando, FL, Aviation Auth Rev 5.00%, 10/01/2037	985,873
1,500,000	Miami-Dade County, FL, Aviation Rev 5.00%, 10/01/2033	1,493,595
	Orange County, FL, Convention Center/Orlando Rev
680,000	5.00%, 10/01/2024	699,180
1,005,000	5.00%, 10/01/2027	1,069,429
950,000	Orlando, FL, Utilities Commission Rev 1.25%, 10/01/2046(1)	740,823
	Polk County, FL, Industrial Dev Auth Rev
580,000	5.00%, 01/01/2029	562,319
190,000	5.00%, 01/01/2055	156,333
35,000	Putnam County, FL, Dev Auth Rev 5.00%, 03/15/2042	36,267
500,000	Seminole County, FL, Industrial Dev Auth Rev 3.75%, 11/15/2025	463,299
160,000	Village Community, FL, Dev Dist No. 13 2.55%, 05/01/2031	125,910
1,245,000	Village Community, FL, Dev Dist No. 14 5.13%, 05/01/2037	1,225,618
		15,098,618
	Georgia - 4.2%
100,000	Appling County, GA, Dev Auth Rev 1.50%, 01/01/2038(1)	92,326
	Burke County, GA, Dev Auth Rev
400,000	1.50%, 01/01/2040(1)	369,304
200,000	3.00%, 11/01/2045(1)	199,335
	Main Street Natural Gas, Inc., GA, Rev
560,000	4.00%, 12/01/2023	554,887
2,950,000	4.00%, 05/01/2052	2,762,373
3,000,000	4.00%, 07/01/2052(1)	2,898,195
200,000	5.50%, 09/15/2023	202,360
	Municipal Electric Auth, GA, Rev, (AGM Insured)
840,000	4.00%, 01/01/2041	751,479
1,000,000	5.00%, 01/01/2028	1,029,582
520,000	5.00%, 07/01/2052	486,165
215,000	5.00%, 01/01/2056	200,399
2,300,000	State of Georgia, GO 5.00%, 08/01/2024	2,369,895
		11,916,300
	Hawaii - 0.0%
100,000	State of Hawaii Airports System Rev 5.00%, 07/01/2031	101,982
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	Idaho - 0.2%
$ 820,000	Idaho Health Facs Auth Rev 4.00%, 03/01/2046	$ 669,061
	Illinois - 8.0%
	Chicago, IL, Board of Education, GO
380,000	4.00%, 12/01/2047	280,615
250,000	5.00%, 12/01/2024	250,380
500,000	5.00%, 12/01/2028	492,560
1,000,000	5.00%, 12/01/2032	963,643
400,000	5.00%, 12/01/2046	347,480
	Chicago, IL, Board of Education, GO, , (NATL Insured)
105,000	0.00%, 12/01/2023(4)	100,235
110,000	0.00%, 12/01/2026(4)	90,855
250,000	Chicago, IL, Board of Education, Rev 5.00%, 04/01/2033	247,792
	Chicago, IL, O'Hare International Airport Rev
650,000	4.50%, 01/01/2048	568,478
255,000	5.00%, 01/01/2032	268,451
	Chicago, IL, Transit Auth Rev
445,000	5.00%, 06/01/2024	454,769
275,000	5.00%, 12/01/2045	262,752
	City of Chicago, IL, GO, (NATL Insured)
500,000	0.00%, 01/01/2026(4)	436,821
400,000	5.00%, 01/01/2024	401,312
	City of Chicago, IL, Wastewater Transmission Rev
90,000	5.00%, 01/01/2027	90,955
90,000	5.50%, 01/01/2030	94,151
1,385,000	City of Granite, IL, Rev 1.25%, 05/01/2027	1,185,185
265,000	Cook County, IL, GO 5.00%, 11/15/2032	278,038
335,000	Cook County, IL, Sales Tax Rev 5.00%, 11/15/2030	360,396
640,000	Illinois Finance Auth Rev 4.00%, 07/15/2039	580,834
1,155,000	Illinois Housing Dev Auth Rev 1.90%, 08/01/2023	1,141,541
	Illinois State Finance Auth Rev
235,000	5.00%, 08/15/2033	245,423
150,000	5.00%, 11/15/2045	144,097
305,000	5.00%, 05/15/2050(1)	310,336
320,000	Illinois State Toll Highway Auth, Taxable Rev 4.00%, 01/01/2040	278,944
625,000	Kane County, IL, School Dist No. 131 Aurora East Side, GO, (AGM Insured) 5.00%, 12/01/2025	651,132
100,000	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist No. 300, GO 5.00%, 01/01/2032	104,144
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
150,000	0.00%, 02/01/2027(4)	126,333
515,000	5.00%, 02/01/2025	532,427
	Metropolitan Pier & Exposition Auth, IL, Rev, (NATL Insured)
205,000	0.00%, 12/15/2025(4)	178,023
595,000	4.00%, 12/15/2042	481,385
	Regional Transportation, IL, Auth Rev
150,000	5.00%, 06/01/2024	154,061
685,000	6.00%, 07/01/2024	704,542
	Sales Tax Securitization Corp., IL, Rev
785,000	4.00%, 01/01/2038	693,087
1,750,000	5.00%, 01/01/2026	1,805,872
500,000	5.00%, 01/01/2029	516,268
550,000	5.00%, 01/01/2030	570,328
985,000	5.00%, 01/01/2037	996,712
	State of Illinois, GO
450,000	5.00%, 12/01/2024	453,782
1,010,000	5.00%, 11/01/2025	1,017,814
300,000	5.00%, 11/01/2027	301,049
535,000	5.00%, 03/01/2029	535,596

15

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	Illinois - 8.0% - (continued)
$ 505,000	5.00%, 10/01/2031	$ 502,573
465,000	5.00%, 12/01/2034	452,636
325,000	5.00%, 03/01/2046	295,867
750,000	5.25%, 12/01/2030	757,753
550,000	5.50%, 03/01/2042	543,905
115,000	State of Illinois, Sales Tax Rev 5.00%, 06/15/2027	117,757
100,000	Village of Bolingbrook, IL, GO, (AGM Insured) 5.00%, 01/01/2028	106,199
		22,475,288
	Indiana - 0.3%
272,689	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	236,401
195,000	Crown Point, IN, Multi School Building Corp. Rev 5.00%, 01/15/2029	210,717
595,000	Indiana Housing & Community Dev Auth Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 07/01/2052	550,349
		997,467
	Iowa - 1.0%
400,000	Iowa Student Loan Liquidity Corp. Rev 5.00%, 12/01/2022	400,455
	State of Iowa Finance Auth Rev
830,000	5.00%, 12/01/2023	840,205
350,000	5.00%, 12/01/2025	358,671
575,000	5.00%, 02/15/2027	600,983
830,000	State of Iowa Tobacco Settlement Auth Rev 4.00%, 06/01/2049	757,122
		2,957,436
	Kentucky - 0.1%
110,000	Kentucky Bond Dev Corp. Rev 5.00%, 09/01/2023	111,422
100,000	Kentucky Public Energy Auth Rev 4.00%, 01/01/2049(1)	98,415
		209,837
	Louisiana - 0.5%
325,000	East Baton Rouge, LA, Sewerage Commission Rev 1.30%, 02/01/2041(1)	265,479
305,000	Parish of St. John the Baptist, LA, Rev 2.38%, 06/01/2037(1)	277,627
265,000	Regional Transportation Auth, LA, Sales Tax Rev, (AGM Insured) 5.00%, 01/01/2027	280,237
495,000	State of Louisiana Gasoline & Fuels Tax Rev 2.64%, 05/01/2043, 3 mo. USD SOFR + 0.500%(5)	477,386
		1,300,729
	Maine - 0.1%
275,000	Maine Health & Higher Educational Facs Auth Rev, (AGM Insured) 4.00%, 07/01/2035	256,023
	Maryland - 0.3%
775,000	Maryland Community Dev Administration Rev 3.00%, 09/01/2051	725,298
	Massachusetts - 3.8%
1,230,000	Massachusetts Clean Water Trust Rev 5.00%, 02/01/2024	1,257,070
	Massachusetts Educational Financing Auth Rev
600,000	5.00%, 07/01/2024	610,976
1,000,000	5.00%, 01/01/2025	1,019,876
100,000	5.00%, 07/01/2026	102,876
110,000	5.00%, 07/01/2027	113,869
210,000	Massachusetts Housing Finance Agency Rev 3.00%, 12/01/2050	198,566
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	Massachusetts - 3.8% - (continued)
	Massachusetts State Dev Finance Agency Rev
$ 405,000	2.84%, 07/01/2049(1)(3)	$ 400,762
3,500,000	4.00%, 07/15/2036	3,441,161
120,000	5.00%, 07/15/2023(3)	120,662
130,000	5.00%, 07/15/2024(3)	131,336
1,000,000	5.00%, 07/01/2025	1,033,742
680,000	5.00%, 07/01/2031	687,451
675,000	5.00%, 07/01/2034	676,686
350,000	5.00%, 07/01/2044	333,424
100,000	5.00%, 07/01/2048	96,923
380,000	5.00%, 10/01/2057(3)	381,132
		10,606,512
	Michigan - 1.4%
	Michigan Finance Auth Rev
1,250,000	4.00%, 11/15/2046	1,015,822
750,000	5.00%, 11/01/2032	798,395
	Michigan State Housing Dev Auth Rev
790,000	4.25%, 06/01/2049	782,378
475,000	4.25%, 12/01/2049	469,930
275,000	New Haven, MI, Community Schools, GO, (Q-SBLF Insured) 5.00%, 05/01/2032	298,301
500,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2025	512,532
		3,877,358
	Minnesota - 0.6%
575,000	Duluth, MN, Independent School Dist No. 709, (SCP Insured) 5.00%, 02/01/2025	591,065
391,490	Freddie Mac Multifamily Certificates, MN, Rev 2.54%, 06/25/2037	317,616
750,000	Minnesota Higher Education Facs Auth Rev 3.00%, 10/01/2038	568,477
200,000	St. Francis, MN, Independent School Dist No. 15, GO, (SCP Insured) 4.00%, 02/01/2030	200,251
		1,677,409
	Mississippi - 0.4%
1,000,000	State of Mississippi Rev 5.00%, 10/15/2029	1,060,429
	Missouri - 2.3%
400,000	City of St. Louis, MO, Airport Rev 5.00%, 07/01/2031	407,293
	Health & Educational Facs Auth of the State of Missouri Rev
850,000	4.00%, 01/01/2050(1)	721,294
555,000	5.00%, 06/01/2032	594,508
510,000	Kansas City, MO, Industrial Dev Auth Rev 5.00%, 03/01/2032	515,758
500,000	Kirkwood, MO, Industrial Dev Auth Retirement Community Rev 5.25%, 05/15/2042	414,526
	Missouri Housing Dev Commission Rev, (GNMA/FNMA/FHLMC Insured)
485,000	3.25%, 11/01/2052	458,644
630,000	3.50%, 11/01/2050	606,924
1,810,000	4.25%, 05/01/2047	1,790,522
	St. Louis County, MO, Industrial Dev Auth Rev
445,000	4.00%, 12/15/2046	311,663
650,000	5.00%, 09/01/2028	621,129
		6,442,261
	Nebraska - 1.5%
1,500,000	Central Plains Energy Project, NE, Rev 4.00%, 12/01/2049(1)	1,481,604
	Nebraska Investment Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
1,965,000	3.00%, 09/01/2050	1,843,848

16

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	Nebraska - 1.5% - (continued)
$ 845,000	3.00%, 03/01/2052	$ 782,306
300,000	Washington County, NE, Rev 0.90%, 09/01/2030(1)	277,301
		4,385,059
	Nevada - 1.7%
265,000	City of North Las Vegas, NV 4.50%, 06/01/2039	236,528
280,000	City of Reno, NV, Sales Tax Rev, (AGM Insured) 5.00%, 06/01/2033	290,871
80,000	City of Sparks, NV, Rev 2.50%, 06/15/2024(3)	76,690
2,850,000	Clark County, NV, Department of Aviation Rev 5.00%, 07/01/2026	2,924,172
250,000	Clark County, NV, Passenger Facs Charge Rev 5.00%, 07/01/2028	267,512
300,000	Clark County, NV, School Dist, GO 5.00%, 06/15/2035	313,067
	Las Vegas, NV, New Convention Center Auth Rev
200,000	5.00%, 07/01/2029	204,405
500,000	5.00%, 07/01/2034	521,008
		4,834,253
	New Hampshire - 0.5%
1,295,000	National Finance Auth, NH, Rev 4.00%, 12/01/2028	1,267,716
80,000	New Hampshire Business Finance Auth Rev 4.00%, 01/01/2041	64,653
215,000	New Hampshire Health and Education Facs Auth Rev 5.00%, 08/01/2059	200,202
		1,532,571
	New Jersey - 1.9%
	New Jersey Economic Dev Auth Rev
515,000	5.00%, 06/15/2023	519,151
755,000	5.00%, 11/01/2034	763,692
430,000	New Jersey Higher Education Student Assistance Auth Rev 5.00%, 12/01/2025	439,653
125,000	New Jersey Transportation Trust Fund Auth Rev 5.00%, 12/15/2023	126,738
	New Jersey Turnpike Auth Rev
250,000	4.00%, 01/01/2033	248,253
295,000	4.00%, 01/01/2042	267,747
385,000	5.00%, 01/01/2033	404,455
	Newark, NJ, Board of Education, GO
295,000	5.00%, 07/15/2024	301,879
325,000	5.00%, 07/15/2027	343,902
	State of New Jersey, GO
340,000	5.00%, 06/01/2025	352,846
1,000,000	5.00%, 06/01/2027	1,035,181
	Tobacco Settlement Financing Corp., NJ, Rev
340,000	5.00%, 06/01/2024	345,640
250,000	5.00%, 06/01/2029	258,362
		5,407,499
	New Mexico - 0.1%
155,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	122,031
60,000	New Mexico Mortgage Finance Auth Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 01/01/2049	59,041
		181,072
	New York - 13.2%
445,000	Brookhaven, NY, Local Dev Corp. Rev 1.63%, 11/01/2025	406,574
	City of New York, NY, GO
1,675,000	2.20%, 08/01/2044(1)	1,675,000
465,000	5.00%, 08/01/2026	491,691
500,000	5.00%, 08/01/2028	537,088
280,000	5.00%, 10/01/2033	304,374
530,000	5.00%, 04/01/2036	547,114
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	New York - 13.2% - (continued)
$ 140,000	Huntington, NY, Local Dev Corp. Rev 3.00%, 07/01/2025	$ 133,628
	Long Island, NY, Power Auth Rev
500,000	0.85%, 09/01/2050(1)	446,100
295,000	5.00%, 09/01/2033	309,642
	Metropolitan Transportation Auth, NY, Rev
265,000	5.00%, 11/15/2032	265,072
2,695,000	5.00%, 11/15/2033	2,682,277
1,000,000	5.00%, 11/15/2045(1)	1,023,936
575,000	5.00%, 11/15/2052	516,089
	New York City, NY, Industrial Dev Agency Rev, (AGM Insured)
670,000	3.00%, 01/01/2033	559,922
150,000	5.00%, 03/01/2030	159,153
500,000	New York City, NY, Municipal Water Finance Auth Rev 5.00%, 06/15/2040	512,115
	New York City, NY, Transitional Finance Auth, Future Tax Secured Rev
500,000	4.00%, 05/01/2035	475,478
185,000	4.00%, 11/01/2035	175,403
580,000	4.00%, 11/01/2036	544,962
2,305,000	4.00%, 02/01/2038	2,121,400
1,000,000	4.00%, 11/01/2038	917,769
465,000	5.00%, 11/01/2033	499,629
570,000	5.00%, 05/01/2038	592,767
1,200,000	New York City, NY, Water & Sewer System Rev 3.00%, 06/15/2040	902,257
	New York Liberty Dev Corp. Rev
450,000	0.95%, 11/15/2027	370,651
405,000	3.00%, 02/15/2042	292,312
2,175,000	5.00%, 11/15/2044(3)	1,903,757
	New York State Dormitory Auth Rev
1,000,000	3.00%, 03/15/2041	733,049
1,650,000	4.00%, 03/15/2038	1,522,975
2,000,000	4.00%, 05/01/2039	1,767,550
675,000	4.00%, 03/15/2040	609,552
2,250,000	5.00%, 03/15/2036	2,282,057
105,000	5.00%, 05/01/2037	106,376
1,000,000	5.00%, 05/01/2052	950,621
	New York State Urban Dev Corp. Rev
2,000,000	4.00%, 03/15/2037	1,877,499
585,000	5.00%, 03/15/2023	589,066
515,000	5.00%, 03/15/2038	530,455
	New York Transportation Dev Corp. Rev
440,000	4.00%, 12/01/2038	362,758
130,000	5.00%, 12/01/2024	131,485
650,000	5.00%, 12/01/2030	645,918
195,000	5.00%, 12/01/2031	195,558
515,000	5.00%, 12/01/2032	501,741
	Port Auth of New York & New Jersey Rev
500,000	3.00%, 10/01/2027	465,063
185,000	4.00%, 07/15/2040	166,025
800,000	5.00%, 11/15/2035	806,066
700,000	5.00%, 11/01/2038	684,990
1,300,000	State of New York Mortgage Agency 5.00%, 10/01/2048	1,313,077
390,000	Syracuse, NY, Industrial Dev Agency Rev 5.00%, 01/01/2031	304,862
260,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2049	264,170
1,050,000	Westchester County, NY, Local Dev Rev 3.20%, 07/01/2028(3)	974,061
		37,151,134

17

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	North Carolina - 0.9%
	North Carolina Medical Care Commission Retirement Facs Rev
$ 545,000	2.88%, 10/01/2026	$ 505,560
145,000	5.00%, 01/01/2039	124,073
210,000	5.00%, 01/01/2044	194,475
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge
255,000	4.00%, 01/01/2025	246,025
1,455,000	4.00%, 09/01/2051	1,073,989
395,000	5.00%, 01/01/2038	380,734
		2,524,856
	Ohio - 4.0%
250,000	Allen County, OH, Hospital Facs Rev 5.00%, 12/01/2029	265,459
	American Municipal Power, Inc, OH, Rev
1,000,000	4.00%, 02/15/2036	905,653
1,000,000	4.00%, 02/15/2037	895,695
1,250,000	Buckeye, OH, Tobacco Settlement Finance Auth Rev 5.00%, 06/01/2055	1,052,043
100,000	Cleveland, OH, Department of Public Utilities Rev, (AGM Insured) 5.00%, 11/15/2030	107,010
845,000	Ohio Air Quality Dev Auth Rev 4.00%, 09/01/2030(1)	823,914
805,000	Ohio Higher Educational Facility Commission Rev 5.00%, 07/01/2035(2)	813,120
2,000,000	Ohio Housing Finance Agency Rev, FNMA/GNMA/FHLMC Insured) 5.75%, 03/01/2054(2)	2,095,530
600,000	Southern Ohio Port Auth Rev 6.50%, 12/01/2030(3)	522,260
3,500,000	State of Ohio 5.00%, 03/01/2032	3,888,209
		11,368,893
	Oklahoma - 0.3%
	Oklahoma Dev Finance Auth Rev
905,000	1.63%, 07/06/2023	883,161
30,000	5.25%, 08/15/2048	24,010
30,000	5.50%, 08/15/2057	24,049
		931,220
	Oregon - 2.0%
30,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO, (School Board Guaranty Insured) 5.00%, 06/15/2038	31,512
20,000	Marion County, OR, School Dist No. 15 North Marion, GO, (School Board Guaranty Insured) 0.00%, 06/15/2037(4)	9,957
115,000	Multnomah & Clackamas Counties, OR, School Dist No. 10 JT Gresham-Barlow, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(4)	54,329
	Port of Portland, OR, Airport Rev
270,000	5.00%, 07/01/2029	278,488
575,000	5.00%, 07/01/2030	592,140
1,000,000	5.00%, 07/01/2044	972,595
	Salem Hospital Facs Auth, OR, Rev
40,000	5.00%, 05/15/2038	38,089
30,000	5.00%, 05/15/2048	27,080
150,000	Salem-Keizer, OR, School Dist No. 24J, GO, (School Bond Guaranty Insured) 5.00%, 06/15/2023	151,707
	State of Oregon Housing & Community Services Department Rev
60,000	4.50%, 01/01/2049	59,831
865,000	4.50%, 07/01/2049	862,212
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	Oregon - 2.0% - (continued)
	State of Oregon, GO
$ 90,000	4.00%, 12/01/2048	$ 88,953
2,065,000	5.00%, 06/01/2032	2,305,635
100,000	Washington Clackamas & Yamhill Counties, OR, School Dist No. 88J, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2034(4)	58,396
		5,530,924
	Pennsylvania - 2.2%
135,000	Armstrong, PA, School Dist, GO, (BAM State Aid Withholding Insured) 4.00%, 03/15/2035	128,325
565,000	City of Philadelphia, PA, GO 5.00%, 02/01/2035	582,883
585,000	City of Philadelphia, PA, Hospital & Higher Education Facs Auth Rev, (AGM Insured) 5.00%, 07/01/2037	594,544
100,000	Commonwealth Finance Auth, PA, Rev 5.00%, 06/01/2027	103,933
265,000	Delaware Valley Regional Finance Auth, PA, Rev 5.75%, 07/01/2032	302,115
590,000	Erie, PA, City School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 04/01/2028	626,553
345,000	Lancaster County, PA, Industrial Dev Auth Rev 4.00%, 07/01/2056	241,174
	Montgomery County, PA, Industrial Dev Auth Rev
230,000	5.00%, 12/01/2030	231,037
240,000	5.00%, 12/01/2044	241,465
100,000	5.00%, 12/01/2046	92,848
	Pennsylvania Higher Educational Facs Auth Rev
250,000	5.00%, 05/01/2025	258,442
750,000	5.00%, 05/01/2037	757,379
560,000	Pennsylvania Housing Finance Agency Rev 4.00%, 10/01/2038	553,697
	Pennsylvania Turnpike Commission Rev
150,000	5.00%, 12/01/2030	158,559
95,000	5.00%, 12/01/2037	95,143
610,000	Philadelphia, PA, School Dist, GO, (State Aid Withholding Insured) 5.00%, 09/01/2032	631,799
15,000	Pittsburgh, PA, Water & Sewer Auth Rev, (AGM Insured) 5.00%, 09/01/2034	15,800
280,000	School Dist of Philadelphia, GO, (NATL State Aid Withholding Insured) 5.00%, 06/01/2027	291,845
375,000	Wilkes-Barre Area, PA, School Dist, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2059	371,627
		6,279,168
	Puerto Rico - 2.1%
2,950,000	Commonwealth of Puerto Rico, GO 5.63%, 07/01/2027	2,970,764
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
193,000	0.00%, 07/01/2024(4)	177,201
3,119,000	0.00%, 07/01/2029(4)	2,163,401
625,000	5.00%, 07/01/2058	535,930
		5,847,296
	Rhode Island - 0.6%
445,000	Rhode Island Commerce Corp. Rev 5.00%, 05/15/2026	465,778
	Rhode Island Student Loan Auth Rev
400,000	5.00%, 12/01/2027	415,073
765,000	5.00%, 12/01/2028	802,197
		1,683,048
	South Carolina - 0.8%
580,000	Piedmont, SC, Municipal Power Agency Rev 5.00%, 01/01/2025	595,891

18

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	South Carolina - 0.8% - (continued)
$ 410,000	SCAGO Educational Facs Corp. for Pickens School Dist, SC Rev 5.00%, 12/01/2029	$ 423,416
	South Carolina State Public Service Auth Rev
500,000	4.00%, 12/01/2034	455,557
625,000	4.00%, 12/01/2038	549,695
175,000	5.00%, 12/01/2025	180,767
		2,205,326
	South Dakota - 1.3%
	South Dakota Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
1,240,000	3.00%, 11/01/2051	1,173,857
605,000	4.50%, 11/01/2048	602,543
1,785,000	South Dakota State Educational Enhancement Funding Corp. Rev 5.00%, 06/01/2026	1,802,881
		3,579,281
	Tennessee - 0.9%
110,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2044	104,914
1,175,000	Metropolitan Gov't Nashville & Davidson County, TN, Health & Educational Facs Board Rev 5.00%, 07/01/2031	1,214,920
	Tennessee Energy Acquisition Corp. Rev
300,000	5.00%, 02/01/2023	300,372
295,000	5.00%, 02/01/2025	296,157
590,000	5.00%, 02/01/2027	592,774
85,000	Tennessee Housing Dev Agency Rev 4.00%, 01/01/2049	83,917
		2,593,054
	Texas - 10.1%
	Arlington, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured)
450,000	5.00%, 08/15/2037	475,791
805,000	5.00%, 08/15/2040	841,667
160,000	Austin, TX, Bergstrom Landhost Enterprises, Inc. Rev 5.00%, 10/01/2029	163,534
500,000	Brazos, TX, Higher Education Auth, Inc. Rev 5.00%, 04/01/2025	509,383
505,000	Central Texas Regional Mobility Auth Rev 4.00%, 01/01/2036	459,106
	City of Austin, TX, Airport System Rev.
1,025,000	5.00%, 11/15/2032	1,051,009
500,000	5.00%, 11/15/2039	490,741
535,000	City of Dallas, TX, GO 5.00%, 02/15/2028	567,035
	City of Dallas, TX, Hotel Occupancy Tax Rev
425,000	4.00%, 08/15/2033	396,101
100,000	4.00%, 08/15/2034	91,596
1,135,000	City of Houston, TX, Combined Utility System Rev, (AGM Insured) 0.00%, 12/01/2024(4)	1,051,267
	City of Houston, TX, Hotel Occupancy Tax & Special Rev, (AGM-CR AMBAC Insured)
750,000	0.00%, 09/01/2025(4)	670,838
425,000	4.00%, 09/01/2026	429,668
	City of San Antonio, TX, Electric & Gas Systems Rev
555,000	1.75%, 02/01/2049(1)	498,162
770,000	5.00%, 02/01/2023	773,464
290,000	5.00%, 02/01/2035	307,139
425,000	Clear Creek, TX, Independent School Dist, GO, (PSF-GTD Insured) 0.28%, 02/15/2038(1)	394,843
215,000	Dallas-Fort Worth, TX, International Airport Rev 5.00%, 11/01/2022	215,000
1,000,000	Eagle Mountain & Saginaw Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 08/15/2033	1,108,287
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	Texas - 10.1% - (continued)
	Fort Worth Independent School Dist, GO, (PSF-GTD Insured)
$ 1,000,000	5.00%, 02/15/2031	$ 1,098,700
500,000	5.00%, 02/15/2033	549,112
1,305,000	Grand Parkway, TX, Transportation Corp. Rev 5.00%, 10/01/2052(1)	1,318,957
615,000	Harris County - Houston, TX, Sports Auth Rev 5.00%, 11/15/2033	621,490
400,000	Hidalgo County, TX, Regional Mobility Auth Rev 5.00%, 12/01/2030	407,950
100,000	Kerrville, TX, Health Facs Dev Corp. Rev 5.00%, 08/15/2024	101,915
675,000	Lower Colorado River, TX, Auth Rev 5.00%, 05/15/2038	699,706
	New Hope, TX, Cultural Education Facs Finance Corp. Rev
250,000	4.00%, 11/01/2055	179,346
500,000	5.00%, 11/01/2046	384,548
2,625,000	North East, TX, Independent School Dist GO, (PSF-GTD Insured) 2.00%, 08/01/2052(1)	2,590,818
3,000,000	North Texas Tollway Auth Rev 4.13%, 01/01/2040	2,777,878
1,250,000	Northside, TX, Independent School Dist GO, (PSF-GTD Insured) 2.00%, 06/01/2052(1)	1,117,735
2,000,000	San Antonio, TX, Water System Rev 1.00%, 05/01/2043(1)	1,729,858
1,695,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 6.25%, 12/15/2026	1,755,702
500,000	Texas Public Finance Auth Rev 4.00%, 02/01/2034	479,671
200,000	Texas Transportation Commission Rev 0.00%, 08/01/2038(4)	78,607
2,000,000	Texas Transportation Commission State Highway Fund Rev 0.43%, 04/01/2025	1,800,542
	Uptown, TX, Dev Auth
220,000	4.00%, 09/01/2032	198,327
250,000	4.00%, 09/01/2035	216,676
		28,602,169
	Utah - 1.6%
1,000,000	Salt Lake City, UT, Corp. Airport Rev 5.00%, 07/01/2029	1,023,760
590,000	Salt Lake County, UT, Hospital Rev, (AMBAC Insured) 5.13%, 02/15/2033	608,305
1,500,000	Utah County, UT, Hosp Rev 5.00%, 05/15/2045	1,512,367
1,250,000	Utah Transit Auth Rev, (AGM Insured) 5.25%, 06/15/2029	1,366,298
		4,510,730
	Virginia - 2.0%
945,000	Halifax County, VA, Industrial Dev Auth Rev 1.65%, 12/01/2041(1)	911,199
750,000	Henrico County, VA, Economic Dev Auth Rev 5.00%, 10/01/2047	736,650
850,000	Virginia Commonwealth Transportation Board Rev 4.00%, 05/15/2030	855,170
	Virginia Small Business Financing Auth Rev
1,000,000	4.00%, 01/01/2033	915,869
1,100,000	4.00%, 07/01/2034	988,444
835,000	5.00%, 07/01/2035	822,421
350,000	5.00%, 12/31/2047	335,615
		5,565,368
	Washington - 1.4%
500,000	King County, WA, School Dist. No. 210 Federal Way GO, (School Board Guaranty Insured) 4.00%, 12/01/2036	494,681
1,500,000	Port of Seattle, WA, Rev 4.00%, 08/01/2040	1,280,667

19

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	Washington - 1.4% - (continued)
$ 460,000	State of Washington, GO 5.00%, 08/01/2044	$ 479,087
1,500,000	Washington Health Care Facs Auth Rev 4.00%, 08/01/2044	1,209,655
500,000	Washington State Housing Finance Commission Rev 5.00%, 01/01/2031(3)	454,496
		3,918,586
	West Virginia - 1.0%
	West Virginia Economic Dev Auth Rev
390,000	2.55%, 03/01/2040(1)	377,568
1,870,000	3.75%, 12/01/2042(1)	1,813,749
500,000	West Virginia Parkways Auth Rev 5.00%, 06/01/2030	545,006
		2,736,323
	Wisconsin - 3.1%
	Public Finance Auth, WI, Rev
505,000	4.00%, 10/01/2041	404,886
835,000	4.00%, 10/01/2046(1)	812,565
305,000	4.00%, 01/01/2047	238,513
170,000	4.00%, 07/01/2050	134,681
75,000	5.00%, 09/01/2025(3)	73,735
1,000,000	5.00%, 07/01/2036	1,015,168
225,000	5.00%, 07/01/2036	224,530
100,000	5.00%, 07/01/2037	99,109
485,000	5.00%, 07/01/2038	477,258
750,000	5.00%, 10/01/2043(3)	620,810
465,000	5.00%, 10/01/2044	442,855
1,205,000	5.00%, 02/01/2052	1,014,441
	University of Wisconsin Hospitals & Clinics Rev
310,000	4.00%, 04/01/2035	289,123
220,000	4.00%, 04/01/2039	198,191
120,000	Wisconsin Center Dist, Rev, (AGM Insured) 0.00%, 12/15/2029(4)	88,640
	Wisconsin Health & Educational Facs Auth Rev
845,000	2.42%, 08/15/2054(1)	816,492
595,000	4.00%, 08/15/2046	464,764
500,000	4.00%, 01/01/2057	334,257
840,000	5.00%, 11/01/2039	714,581
200,000	Wisconsin Housing & Economic Dev Auth Rev 0.50%, 11/01/2050(1)	183,036
		8,647,635
	Total Municipal Bonds (cost $303,915,166)	$ 276,438,773
U.S. GOVERNMENT AGENCIES - 0.3%
	Mortgage-Backed Agencies - 0.3%
	FHLMC - 0.3%
1,155,000	3.15%, 10/15/2036	$ 963,693
	Total U.S. Government Agencies (cost $1,177,288)	$ 963,693
	Total Long-Term Investments (cost $305,092,454)	$ 277,402,466
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.5%
$ 4,202,496	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2022 at 3.010%, due on 11/01/2022 with a maturity value of $4,202,847; collateralized by U.S. Treasury Inflation Index Note at 0.125%, maturing 07/15/2024, with a market value of $4,286,612		$ 4,202,496
	Total Short-Term Investments (cost $4,202,496)		$ 4,202,496
	Total Investments (cost $309,294,950)	99.9%	$ 281,604,962
	Other Assets and Liabilities	0.1%	323,001
	Total Net Assets	100.0%	$ 281,927,963
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(2)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $3,428,017 at October 31, 2022.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2022, the aggregate value of these securities was $6,049,308, representing 2.1% of net assets.
(4)	Security is a zero-coupon bond.
(5)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2022. Base lending rates may be subject to a floor or cap.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

20

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 276,438,773	$ —	$ 276,438,773	$ —
U.S. Government Agencies	963,693	—	963,693	—
Short-Term Investments	4,202,496	—	4,202,496	—
Total	$ 281,604,962	$ —	$ 281,604,962	$ —

(1)	For the period ended October 31, 2022, there were no transfers in and out of Level 3.
21

Hartford Schroders Commodity Strategy ETF (Consolidated)
Schedule of Investments
October 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.6%
	Energy - 0.6%
8,093	BP plc		$ 44,707
1,800	Coterra Energy, Inc.		56,034
1,058	Helmerich & Payne, Inc.		52,382
2,844	Repsol S.A.		38,635
1,842	Shell plc		50,984
			242,742
	Materials - 0.0%
878	Aclara Resources, Inc.*		194
	Total Common Stocks (cost $186,458)		$ 242,936
SHORT-TERM INVESTMENTS - 85.3%
	Other Investment Pools & Funds - 2.4%
945,790	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 3.02%(1)		$ 945,790
	U.S. Treasury Securities - 82.9%
	U.S. Treasury Bills – 82.9%
$ 6,160,000	1.69%, 11/03/2022(2)		6,159,143
2,000,000	2.83%, 12/01/2022(2)		1,995,205
4,490,000	2.99%, 12/15/2022(2)		4,473,509
4,160,000	3.15%, 12/22/2022(2)		4,141,433
2,950,000	3.16%, 12/22/2022(2)		2,936,773
4,370,000	3.37%, 01/05/2023(2)		4,340,201
2,910,000	3.86%, 01/12/2023(2)		2,887,040
5,550,000	3.96%, 01/19/2023(2)		5,501,933
			32,435,237
	Total Short-Term Investments (cost $33,385,365)		$ 33,381,027
	Total Investments (cost $33,571,823)	85.9%	$ 33,623,963
	Other Assets and Liabilities	14.1%	5,497,993
	Total Net Assets	100.0%	$ 39,121,956
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Cayman Commodity Strategy Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2022, the Fund invested 14.7% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
(2)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at October 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	41	11/30/2022	$ 3,805,210	$ 107,905
Canola Future	15	01/13/2023	193,563	(1,706)
Coffee "C" Futures	11	12/19/2022	733,013	(177,937)
Copper Future	14	12/28/2022	1,181,250	(20,216)
Corn Future	34	12/14/2022	1,175,550	3,274
Cotton No. 2 Future	18	12/07/2022	648,000	(127,277)
Gasoline RBOB Future	8	12/30/2022	826,190	8,624
Gold 100oz Future	23	12/28/2022	3,773,610	(140,026)
KC Hard Red Winter Wheat Future	15	12/14/2022	734,063	59,399
Lean Hogs Future	12	12/14/2022	407,640	4,955
Live Cattle Future	22	12/30/2022	1,341,780	18,327
LME Nickel Future	14	11/14/2022	1,824,228	(94,380)
LME Nickel Future	2	01/16/2023	261,546	(7,865)
LME Zinc Future	23	11/14/2022	1,567,162	(428,910)
LME Zinc Future	11	01/16/2023	743,325	(65,297)
Low Sulphur Gas Oil Future	15	01/12/2023	1,481,250	(39,178)
Natural Gas Future	79	12/28/2022	5,219,530	(257,862)
Natural Gas Future	5	02/27/2023	479,272	(37,592)
NY Harbor ULSD Future	8	12/30/2022	1,176,168	(10,843)
Primary Aluminum Future	37	11/14/2022	2,053,500	(196,096)
Primary Aluminum Future	25	01/16/2023	1,388,750	(51,671)
22

Hartford Schroders Commodity Strategy ETF (Consolidated)
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Futures Contracts Outstanding at October 31, 2022 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
Silver Future	14	12/28/2022	$ 1,338,330	$ (20,852)
Soybean Future	25	01/13/2023	1,774,375	23,574
Soybean Meal Future	31	01/13/2023	1,299,210	41,434
Soybean Oil Future	26	01/13/2023	1,101,516	102,193
Sugar No. 11 Future	73	02/28/2023	1,469,227	3,491
Wheat Future	46	12/14/2022	2,029,175	36,446
WTI Crude Future	41	12/20/2022	3,501,400	(22,660)
WTI Crude Future	7	11/20/2023	535,080	(60,669)
Total				$ (1,351,415)
Short position contracts:
LME Nickel Future	14	11/14/2022	$ 1,824,228	$ 36,034
LME Zinc Future	23	11/14/2022	1,567,162	218,001
Primary Aluminum Future	37	11/14/2022	2,053,500	46,955
Total				$ 300,990
Total futures contracts				$ (1,050,425)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Energy	$ 242,742	$ 242,742	$ —	$ —
Materials	194	194	—	—
Short-Term Investments	33,381,027	945,790	32,435,237	—
Futures Contracts(2)	710,612	710,612	—	—
Total	$ 34,334,575	$ 1,899,338	$ 32,435,237	$ —
Liabilities
Futures Contracts(2)	$ (1,761,037)	$ (1,761,037)	$ —	$ —
Total	$ (1,761,037)	$ (1,761,037)	$ —	$ —

(1)	For the period ended October 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
23

Hartford Schroders ESG US Equity ETF
Schedule of Investments
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Automobiles & Components - 0.6%
217	Tesla, Inc.*	$ 49,376
	Banks - 0.9%
1,878	U.S. Bancorp	79,721
	Capital Goods - 6.1%
867	3M Co.	109,060
1,012	Emerson Electric Co.	87,639
1,444	General Electric Co.	112,358
737	Masco Corp.	34,101
1,378	Otis Worldwide Corp.	97,342
1,003	Westinghouse Air Brake Technologies Corp.	93,560
		534,060
	Commercial & Professional Services - 2.4%
229	Cintas Corp.	97,909
674	Republic Services, Inc.	89,386
153	Waste Management, Inc.	24,230
		211,525
	Consumer Durables & Apparel - 1.4%
2,683	Newell Brands, Inc.	37,052
2,539	Tapestry, Inc.	80,436
		117,488
	Consumer Services - 5.3%
800	Airbnb, Inc. Class A*	85,528
55	Booking Holdings, Inc.*	102,821
729	Expedia Group, Inc.*	68,140
426	McDonald's Corp.	116,153
753	Yum! Brands, Inc.	89,042
		461,684
	Diversified Financials - 4.0%
578	American Express Co.	85,804
133	Berkshire Hathaway, Inc. Class B*	39,247
884	Discover Financial Services	92,343
601	Evercore, Inc. Class A	63,165
256	Moody's Corp.	67,807
		348,366
	Energy - 4.0%
273	Devon Energy Corp.	21,117
125	EOG Resources, Inc.	17,065
1,794	Exxon Mobil Corp.	198,793
2,147	Schlumberger N.V.	111,708
		348,683
	Food & Staples Retailing - 3.1%
4,051	Albertsons Cos., Inc. Class A	83,086
247	Costco Wholesale Corp.	123,871
446	Walmart, Inc.	63,479
		270,436
	Food, Beverage & Tobacco - 6.1%
488	Archer-Daniels-Midland Co.	47,326
2,442	Coca-Cola Co.	146,154
1,214	General Mills, Inc.	99,038
403	Hershey Co.	96,224
811	PepsiCo., Inc.	147,262
		536,004
	Health Care Equipment & Services - 2.8%
878	Abbott Laboratories	86,869
49	Becton Dickinson and Co.	11,563
304	CVS Health Corp.	28,789
9	Embecta Corp.	278
1,404	Enovis Corp.*	69,428
241	Premier, Inc. Class A	8,406
68	UnitedHealth Group, Inc.	37,750
		243,083
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Household & Personal Products - 0.8%
945	Church & Dwight Co., Inc.	$ 70,053
	Insurance - 3.7%
608	American Financial Group, Inc.	88,227
52	Aon plc Class A	14,637
376	Brown & Brown, Inc.	22,105
576	Marsh & McLennan Cos., Inc.	93,018
799	Progressive Corp.	102,592
		320,579
	Materials - 2.4%
1,650	DuPont de Nemours, Inc.	94,380
5,017	Ginkgo Bioworks Holdings, Inc.*(1)	13,696
1,305	Louisiana-Pacific Corp.	73,928
115	Sherwin-Williams Co.	25,879
		207,883
	Media & Entertainment - 7.2%
3,130	Alphabet, Inc. Class A*	295,816
2,191	Altice USA, Inc. Class A*	14,482
277	Charter Communications, Inc. Class A*	101,831
3,755	Comcast Corp. Class A	119,184
1,026	Meta Platforms, Inc. Class A*	95,582
		626,895
	Pharmaceuticals, Biotechnology & Life Sciences - 13.6%
1,002	AbbVie, Inc.	146,693
426	Amgen, Inc.	115,169
1,688	Bristol-Myers Squibb Co.	130,769
334	Eli Lilly & Co.	120,938
1,413	Gilead Sciences, Inc.	110,864
1,129	Johnson & Johnson	196,412
1,271	Merck & Co., Inc.	128,625
3,564	Organon & Co.	93,306
3,074	Pfizer, Inc.	143,095
		1,185,871
	Real Estate - 1.0%
68	American Tower Corp. REIT	14,089
164	Crown Castle, Inc. REIT	21,855
5	Equinix, Inc. REIT	2,832
138	Prologis, Inc. REIT	15,283
9	Public Storage REIT	2,788
7	Realty Income Corp. REIT	436
59	SBA Communications Corp. REIT	15,924
160	Simon Property Group, Inc. REIT	17,437
		90,644
	Retailing - 8.6%
1,424	Amazon.com, Inc.*	145,875
41	AutoZone, Inc.*	103,848
2,316	Bath & Body Works, Inc.	77,308
362	Home Depot, Inc.	107,199
538	Lowe's Cos., Inc.	104,883
128	O'Reilly Automotive, Inc.*	107,158
1,420	TJX Cos., Inc.	102,382
		748,653
	Semiconductors & Semiconductor Equipment - 2.8%
210	Broadcom, Inc.	98,725
1,564	GLOBALFOUNDRIES, Inc.*	88,679
357	Texas Instruments, Inc.	57,345
		244,749
	Software & Services - 9.5%
466	Accenture plc Class A	132,297
375	Atlassian Corp. Class A*	76,024
1,506	Cognizant Technology Solutions Corp. Class A	93,748
615	Concentrix Corp.	75,171

24

Hartford Schroders ESG US Equity ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.4% - (continued)
	Software & Services - 9.5% - (continued)
744	International Business Machines Corp.		$ 102,888
1,481	Microsoft Corp.		343,785
			823,913
	Technology Hardware & Equipment - 10.0%
4,254	Apple, Inc.		652,308
2,828	Cisco Systems, Inc.		128,476
380	Motorola Solutions, Inc.		94,890
			875,674
	Transportation - 2.1%
3,418	Uber Technologies, Inc.*		90,816
570	United Parcel Service, Inc. Class B		95,629
			186,445
	Utilities - 1.0%
2,165	Exelon Corp.		83,547
	Total Common Stocks (cost $9,191,427)		$ 8,665,332
SHORT-TERM INVESTMENTS - 0.5%
	Other Investment Pools & Funds - 0.3%
30,388	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 3.02%(2)		$ 30,388
	Securities Lending Collateral - 0.2%
2,058	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 3.07%(2)		2,058
6,860	HSBC US Government Money Market Fund, 3.09%(2)		6,860
2,058	Invesco Government & Agency Portfolio, Institutional Class, 3.07%(2)		2,058
2,058	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.88%(2)		2,058
			13,034
	Total Short-Term Investments (cost $43,422)		$ 43,422
	Total Investments (cost $9,234,849)	99.9%	$ 8,708,754
	Other Assets and Liabilities	0.1%	12,659
	Total Net Assets	100.0%	$ 8,721,413
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	2	12/16/2022	$ 38,830	$ 2,024
Total futures contracts				$ 2,024
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
25

Hartford Schroders ESG US Equity ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 49,376	$ 49,376	$ —	$ —
Banks	79,721	79,721	—	—
Capital Goods	534,060	534,060	—	—
Commercial & Professional Services	211,525	211,525	—	—
Consumer Durables & Apparel	117,488	117,488	—	—
Consumer Services	461,684	461,684	—	—
Diversified Financials	348,366	348,366	—	—
Energy	348,683	348,683	—	—
Food & Staples Retailing	270,436	270,436	—	—
Food, Beverage & Tobacco	536,004	536,004	—	—
Health Care Equipment & Services	243,083	243,083	—	—
Household & Personal Products	70,053	70,053	—	—
Insurance	320,579	320,579	—	—
Materials	207,883	207,883	—	—
Media & Entertainment	626,895	626,895	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,185,871	1,185,871	—	—
Real Estate	90,644	90,644	—	—
Retailing	748,653	748,653	—	—
Semiconductors & Semiconductor Equipment	244,749	244,749	—	—
Software & Services	823,913	823,913	—	—
Technology Hardware & Equipment	875,674	875,674	—	—
Transportation	186,445	186,445	—	—
Utilities	83,547	83,547	—	—
Short-Term Investments	43,422	43,422	—	—
Futures Contracts(2)	2,024	2,024	—	—
Total	$ 8,710,778	$ 8,710,778	$ —	$ —

(1)	For the period ended October 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
26

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 7.9%
	Commercial Banks - 3.4%
$ 400,000	Banco Santander S.A. 1.72%, 09/14/2027, 12 mo. USD CMT + 0.900%(1)	$ 325,419
	Barclays plc
398,000	2.28%, 11/24/2027, 12 mo. USD CMT + 1.050%(1)	328,598
335,000	7.33%, 11/02/2026, 12 mo. USD CMT + 3.050%	334,457
	HSBC Holdings plc
409,000	3.97%, 05/22/2030, 3 mo. USD LIBOR + 1.610%(1)	336,907
321,000	7.34%, 11/03/2026, 3 mo. USD SOFR + 3.030%	321,767
757,000	UniCredit S.p.A. 1.98%, 06/03/2027, 12 mo. USD CMT + 1.200%(1)(2)	619,296
		2,266,444
	Diversified Financial Services - 1.8%
1,425,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45%, 10/29/2026	1,203,024
	Entertainment - 0.5%
350,000	Magallanes, Inc. 3.76%, 03/15/2027(2)	311,268
	Healthcare - Services - 0.8%
670,000	CommonSpirit Health 3.35%, 10/01/2029	561,821
	Semiconductors - 1.2%
	Qorvo, Inc.
273,000	1.75%, 12/15/2024(2)	248,948
610,000	4.38%, 10/15/2029	519,795
		768,743
	Telecommunications - 0.2%
184,000	T-Mobile USA, Inc. 2.40%, 03/15/2029	150,239
	Total Corporate Bonds (cost $6,207,957)	$ 5,261,539
MUNICIPAL BONDS - 81.9%
	Alabama - 3.0%
	Black Belt Energy Gas Dist, AL
920,000	4.00%, 10/01/2049(3)	$ 883,610
1,205,000	4.00%, 06/01/2051(3)	1,110,839
		1,994,449
	California - 13.3%
205,000	Alameda Corridor, CA, Transportation Auth Rev, (AGM Insured) 5.00%, 10/01/2052	204,546
125,000	Brentwood Union School Dist, GO 5.25%, 08/01/2052	130,774
695,000	California State Health Facs Finance Auth Rev 5.00%, 04/01/2033	718,175
	City of Los Angeles, CA, Department of Airports Rev
130,000	1.25%, 05/15/2028	105,434
15,000	5.00%, 05/15/2029	16,408
75,000	5.00%, 05/15/2031	83,016
	County of Sacramento, CA, Airport System Rev
95,000	5.00%, 07/01/2032	101,805
170,000	5.00%, 07/01/2033	180,271
105,000	5.00%, 07/01/2034	109,625
625,000	Del Mar, CA, Union School Dist, GO 4.00%, 08/01/2046	553,668
565,000	Fresno, CA, Unified School Dist, GO 4.00%, 08/01/2052	485,056
700,000	Golden State, CA, Tobacco Securitization Corp. Rev 3.00%, 06/01/2046	633,966
115,000	Peralta Community College Dist, GO 5.50%, 08/01/2052(4)	122,161
1,205,000	Regents of the University of California Medical Center Pooled Rev 4.00%, 05/15/2053	1,007,627
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 81.9% - (continued)
	California - 13.3% - (continued)
$ 935,000	San Francisco, CA, Bay Area Rapid Transit Dist, GO 4.25%, 08/01/2052	$ 859,756
105,000	San Francisco, CA, Community College Dist, GO 2.02%, 06/15/2029	87,086
970,000	Sweetwater Union High School Dist GO 5.00%, 08/01/2052	987,606
865,000	Victor Valley, CA, Community College Dist, GO 4.00%, 08/01/2050	733,041
1,660,000	Vista, CA, Unified School Dist GO, (BAM Insured) 5.25%, 08/01/2048	1,757,461
		8,877,482
	Colorado - 1.2%
225,000	City & County of Denver, CO, Airport System Rev 5.00%, 11/15/2032	241,449
90,000	Colorado Health Facs Auth Rev 5.25%, 11/01/2052	89,006
460,000	Colorado Housing and Finance Auth Rev, (GNMA/FNMA/FHLMC Insured) 3.50%, 05/01/2050	444,585
		775,040
	Connecticut - 0.4%
165,000	Connecticut Housing Finance Auth Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	163,494
65,000	State of Connecticut, GO 5.00%, 09/15/2030	71,216
		234,710
	Delaware - 0.5%
	Delaware Transportation Auth Rev
150,000	5.00%, 09/01/2029	163,068
135,000	5.00%, 09/01/2033	145,544
		308,612
	District of Columbia - 1.3%
505,000	Dist of Columbia, GO 5.00%, 06/01/2036	528,115
340,000	Metropolitan Washington, DC, Airports Auth Dulles Toll Road Rev 5.00%, 10/01/2034	344,055
		872,170
	Florida - 4.1%
2,745,000	Broward County, FL, Convention Center Hotel Rev 4.00%, 01/01/2051	2,426,522
115,000	County of Miami-Dade, FL, Rev 1.15%, 10/01/2025	102,666
	Florida Housing Finance Corp. Rev, (GNMA/FNMA/FHLMC Insured)
75,000	3.00%, 07/01/2051	71,295
120,000	3.50%, 07/01/2051	115,844
60,000	4.00%, 07/01/2049	59,229
		2,775,556
	Georgia - 3.9%
220,000	Georgia Municipal Association, Inc. 5.00%, 12/01/2029	235,672
	Main Street Natural Gas, Inc., GA, Rev
435,000	4.00%, 08/01/2048(3)	433,813
1,565,000	4.00%, 03/01/2050(3)	1,502,223
485,000	4.00%, 05/01/2052(3)	454,153
		2,625,861
	Illinois - 4.8%
65,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.25%, 12/01/2032	73,045
1,870,000	Chicago, IL, O'Hare International Airport Rev, 5.00%, 01/01/2033	1,957,060
	Illinois Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
940,000	3.75%, 04/01/2050	912,088

27

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 81.9% - (continued)
	Illinois - 4.8% - (continued)
$ 90,000	4.50%, 10/01/2048	$ 89,561
175,000	Railsplitter, IL, Tobacco Settlement Auth Rev 5.00%, 06/01/2027	180,780
		3,212,534
	Indiana - 0.1%
95,000	Indiana Housing & Community Dev Auth Rev, (GNMA Insured) 4.00%, 07/01/2048	93,646
	Iowa - 3.8%
	Iowa Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
1,130,000	3.00%, 01/01/2047	1,066,150
1,460,000	3.00%, 07/01/2051	1,352,509
90,000	3.25%, 07/01/2050	86,083
50,000	4.00%, 07/01/2048	49,307
		2,554,049
	Kentucky - 1.1%
	Kentucky Public Energy Auth Rev
600,000	4.00%, 12/01/2049(3)	584,529
160,000	4.00%, 02/01/2050(3)	151,229
		735,758
	Louisiana - 1.6%
25,000	Louisiana Housing Corp. Rev 4.50%, 12/01/2047	24,898
1,385,000	Louisiana State Local Gov't Environmental Facs & Community Dev Auth Rev 2.50%, 04/01/2036	1,023,290
		1,048,188
	Maine - 0.5%
	Maine Municipal Bond Bank Rev
80,000	5.00%, 09/01/2029	86,465
135,000	5.00%, 09/01/2031	147,124
105,000	5.00%, 09/01/2032	113,995
		347,584
	Maryland - 1.7%
1,380,000	Maryland State Transportation Auth Rev 4.00%, 07/01/2050	1,168,949
	Massachusetts - 0.1%
120,000	Commonwealth of Massachusetts, GO 3.00%, 02/01/2048	84,758
	Michigan - 0.1%
75,000	Michigan State Housing Dev Auth 3.75%, 06/01/2050	73,176
	Minnesota - 0.5%
435,000	Minneapolis-St. Paul, MN, Metropolitan Airports Commission Rev 4.25%, 01/01/2052	365,044
	Mississippi - 2.4%
	Mississippi Home Corp. Rev, (GNMA/FNMA/FHLMC Insured)
1,230,000	3.00%, 12/01/2050	1,163,986
240,000	3.25%, 12/01/2050	230,161
180,000	State of Mississippi, GO 5.00%, 06/01/2031	197,318
		1,591,465
	Missouri - 1.6%
	Missouri Housing Dev Commission Rev, (GNMA/FNMA/FHLMC Insured)
425,000	3.25%, 05/01/2051	405,279
180,000	3.50%, 11/01/2050	173,407
280,000	3.88%, 05/01/2050	273,867
115,000	4.25%, 05/01/2049	113,839
100,000	4.75%, 05/01/2049	100,152
		1,066,544
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 81.9% - (continued)
	Nebraska - 1.0%
	Nebraska Investment Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
$ 605,000	3.00%, 09/01/2050	$ 572,530
80,000	4.00%, 09/01/2048	78,696
		651,226
	Nevada - 0.2%
110,000	Nevada Housing Division Rev, (GNMA/FNMA/FHLMC/COLL Insured) 4.00%, 10/01/2049	107,976
	New Jersey - 0.4%
20,000	Garden State, NJ, Preservation Trust Rev, (AGM Insured) 5.75%, 11/01/2028	21,341
90,000	New Jersey Economic Dev Auth 5.00%, 11/01/2026	93,328
	New Jersey Transportation Trust Fund Auth Rev
25,000	4.00%, 06/15/2035	22,757
150,000	5.00%, 12/15/2028	156,173
		293,599
	New Mexico - 1.5%
	New Mexico Mortgage Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
920,000	3.00%, 01/01/2051	868,408
150,000	4.00%, 01/01/2049	147,547
		1,015,955
	New York - 5.5%
180,000	City of New York, NY, GO 5.00%, 08/01/2032	199,099
	New York City, NY, Transitional Finance Auth, Future Tax Secured Rev
445,000	4.00%, 08/01/2048	377,590
580,000	5.00%, 05/01/2033	624,633
950,000	New York State Dormitory Auth Rev 3.00%, 03/15/2038	729,387
125,000	New York Transportation Dev Corp. Rev 5.00%, 12/01/2028	127,037
	Port Auth of New York & New Jersey Rev
185,000	5.00%, 07/15/2031	197,938
805,000	5.00%, 07/15/2033	862,482
605,000	Triborough Bridge & Tunnel Auth, NY, Rev 4.50%, 05/15/2052	554,713
		3,672,879
	North Carolina - 1.2%
790,000	North Carolina Housing Finance Agency, (GNMA/FNMA/FHLMC Insured) 4.00%, 07/01/2050	775,355
	Ohio - 2.5%
	Ohio Housing Finance Agency Rev
140,000	3.00%, 03/01/2052	131,896
1,195,000	3.25%, 03/01/2050	1,143,207
20,000	4.50%, 09/01/2048	19,912
295,000	Ohio Turnpike & Infrastructure Commission Rev 0.00%, 02/15/2041(5)	114,918
	State of Ohio, GO
60,000	5.00%, 05/01/2031	66,402
140,000	5.00%, 05/01/2032	153,709
50,000	5.00%, 05/01/2033	55,115
		1,685,159
	Oklahoma - 0.2%
140,000	Oklahoma Housing Finance Agency Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 03/01/2050	136,941

28

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 81.9% - (continued)
	Pennsylvania - 1.5%
$ 145,000	Allegheny County Sanitary Auth Rev 5.00%, 06/01/2053(4)	$ 146,157
110,000	Geisinger, PA, Health System Auth Rev 5.00%, 02/15/2032	112,901
	Pennsylvania Turnpike Commission Rev
75,000	5.00%, 12/01/2032	80,384
75,000	5.00%, 12/01/2033	79,943
	Philadelphia, PA, Gas Works Co. Rev, (AGM Insured)
105,000	5.00%, 08/01/2029	112,044
220,000	5.00%, 08/01/2030	236,065
195,000	5.00%, 08/01/2033	206,546
		974,040
	South Carolina - 0.1%
45,000	Tobacco Settlement Rev Mgmt Auth, SC, Rev 6.38%, 05/15/2030	52,087
	South Dakota - 0.1%
	South Dakota Conservancy Dist Rev
45,000	5.00%, 08/01/2029	49,448
45,000	5.00%, 08/01/2030	49,905
		99,353
	Tennessee - 2.2%
75,000	Jackson, TN, Health Educational & Housing Facility Board Rev 3.00%, 12/01/2026(3)	73,734
15,000	Metropolitan Gov't Nashville & Davidson County, TN, Health & Educational Facility Board, (NATL Insured) 4.88%, 11/01/2028	15,586
1,395,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(3)	1,309,328
95,000	Tennessee Housing Dev Agency Rev 4.50%, 07/01/2049	94,581
		1,493,229
	Texas - 15.3%
	Arlington, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured)
145,000	5.00%, 08/15/2030	156,932
105,000	5.00%, 08/15/2031	113,547
145,000	5.00%, 08/15/2032	156,939
680,000	5.00%, 08/15/2033	719,101
260,000	Bexar County, TX, Hospital Dist, GO 4.25%, 02/15/2052	227,360
1,235,000	Bullard, TX, Independent School Dist GO, (PSF-GTD Insured) 4.00%, 02/15/2052	1,056,959
	City of Houston, TX, Airport System Rev
585,000	5.00%, 07/01/2029	624,585
325,000	5.00%, 07/01/2030	347,487
50,000	City of McKinney, TX, Waterworks & Sewer System Rev 5.00%, 03/15/2031	54,730
790,000	Cleburne Independent School Dist GO, (PSF-GTD Insured) 3.00%, 02/15/2046	569,661
	Clifton, TX, Higher Education Finance Corp., Rev, (PSF-GTD Insured)
45,000	5.00%, 08/15/2028	47,869
80,000	5.00%, 08/15/2029	85,835
60,000	5.00%, 08/15/2030	64,811
305,000	Cypress-Fairbanks, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 02/15/2033	307,143
505,000	Harris County, TX, GO 5.00%, 10/01/2038	528,708
365,000	Lamar Consolidated Independent School Dist GO, (PSF-GTD Insured) 3.00%, 02/15/2051	250,073
440,000	Lower Colorado River, TX, Auth Rev 5.00%, 05/15/2029	471,975
745,000	Montgomery, TX, Independent School Dist GO, (PSF-GTD Insured) 4.25%, 02/15/2052	668,312
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 81.9% - (continued)
	Texas - 15.3% - (continued)
	Newark, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured)
$ 655,000	4.00%, 06/15/2047	$ 570,324
150,000	4.00%, 06/15/2052	128,724
465,000	Northwest, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 02/15/2048(4)	481,331
185,000	Sabine-Neches Navigation Dist, GO 5.25%, 02/15/2052	191,337
805,000	Temple, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.25%, 02/01/2047	732,545
	Texas Department of Housing & Community Affairs Rev, (GNMA Insured)
565,000	3.00%, 01/01/2052	528,626
310,000	3.50%, 03/01/2051	296,089
110,000	4.00%, 03/01/2050	107,300
60,000	4.75%, 03/01/2049	60,034
330,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.00%, 12/15/2028	334,340
440,000	White Settlement, TX, Independent School Dist GO, (PSF-GTD Insured) 4.13%, 08/15/2052	386,113
		10,268,790
	Utah - 0.4%
260,000	Intermountain, UT, Power Agency Rev 5.00%, 07/01/2032	286,295
	Virginia - 2.9%
	Hampton Roads Transportation, VA, Accountability Commission Rev
105,000	5.00%, 07/01/2031	114,812
95,000	5.00%, 07/01/2032	104,236
1,150,000	Loudoun County Economic Dev Auth Rev 4.00%, 10/01/2052	1,006,930
670,000	Virginia College Building Auth Rev 5.00%, 02/01/2032	740,121
		1,966,099
	Washington - 0.8%
305,000	Energy, WA, Northwest Rev 5.00%, 07/01/2032	338,040
180,000	Washington State Housing Finance Commission Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 12/01/2048	177,362
		515,402
	Wyoming - 0.1%
85,000	Wyoming Community Dev Auth Rev 4.00%, 06/01/2043	83,792
	Total Municipal Bonds (cost $61,761,685)	$ 54,883,752
U.S. GOVERNMENT AGENCIES - 1.0%
	Mortgage-Backed Agencies - 1.0%
	FHLMC - 0.5%
352,063	4.50%, 09/01/2052	$ 330,614
	FNMA - 0.5%
345,852	5.00%, 10/01/2052	333,463
	Total U.S. Government Agencies (cost $670,062)	$ 664,077
U.S. GOVERNMENT SECURITIES - 8.3%
	U.S. Treasury Securities - 8.3%
	U.S. Treasury Bonds - 6.2%
4,828,000	3.38%, 08/15/2042	$ 4,149,817

29

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 8.3% - (continued)
	U.S. Treasury Securities - 8.3% - (continued)
	U.S. Treasury Notes - 2.1%
$ 101,000	3.00%, 06/30/2024		$ 98,352
1,357,000	3.13%, 08/15/2025		1,309,823
			1,408,175
	Total U.S. Government Securities (cost $5,979,475)		$ 5,557,992
	Total Long-Term Investments (cost $74,619,179)		$ 66,367,360
SHORT-TERM INVESTMENTS - 2.2%
	Other Investment Pools & Funds - 2.2%
1,475,316	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 3.02%(6)		1,475,316
	Total Short-Term Investments (cost $1,475,316)		$ 1,475,316
	Total Investments (cost $76,094,495)	101.3%	$ 67,842,676
	Other Assets and Liabilities	(1.3)%	(870,128)
	Total Net Assets	100.0%	$ 66,972,548
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2022, the aggregate value of these securities was $1,179,512, representing 1.8% of net assets.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $740,979 at October 31, 2022.
(5)	Security is a zero-coupon bond.
(6)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 5,261,539	$ —	$ 5,261,539	$ —
Municipal Bonds	54,883,752	—	54,883,752	—
U.S. Government Agencies	664,077	—	664,077	—
U.S. Government Securities	5,557,992	—	5,557,992	—
Short-Term Investments	1,475,316	1,475,316	—	—
Total	$ 67,842,676	$ 1,475,316	$ 66,367,360	$ —

(1)	For the period ended October 31, 2022, there were no transfers in and out of Level 3.
30

Hartford Short Duration ETF
Schedule of Investments
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.4%
	Asset-Backed - Automobile - 0.9%
$ 105,000	Avid Automobile Receivables Trust 1.18%, 08/15/2025(1)	$ 102,622
144,316	FHF Trust 4.43%, 01/18/2028(1)	140,328
175,000	Hertz Vehicle Financing LLC 1.21%, 12/26/2025(1)	158,960
253,468	Lendbuzz Securitization Trust 1.46%, 06/15/2026(1)	241,434
		643,344
	Asset-Backed - Credit Card - 0.5%
125,000	Evergreen Credit Card Trust 5.61%, 07/15/2026(1)	122,044
240,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	226,685
		348,729
	Asset-Backed - Finance & Insurance - 2.9%
285,000	Apidos CLO 5.25%, 04/20/2031, 3 mo. USD LIBOR + 1.010%(1)(2)	279,673
198,930	Aqua Finance Trust 1.54%, 07/17/2046(1)	179,434
250,000	Carbone CLO Ltd. 5.38%, 01/20/2031, 3 mo. USD LIBOR + 1.140%(1)(2)	244,734
	CIFC Funding Ltd.
250,000	5.28%, 04/20/2031, 3 mo. USD LIBOR + 1.040%(1)(2)	244,293
250,000	5.43%, 01/22/2031, 3 mo. USD LIBOR + 1.110%(1)(2)	244,556
375,000	Cologix Data Centers US Issuer LLC 3.30%, 12/26/2051(1)	322,978
456,550	DB Master Finance LLC 2.05%, 11/20/2051(1)	381,296
56,493	FCI Funding LLC 1.13%, 04/15/2033(1)	54,440
250,000	Octagon Investment Partners 30 Ltd. 5.24%, 03/17/2030, 3 mo. USD LIBOR + 1.000%(1)(2)	244,151
		2,195,555
	Commercial Mortgage-Backed Securities - 2.2%
395,000	CityLine Commercial Mortgage Trust 2.78%, 11/10/2031(1)(3)	377,191
225,000	FREMF Mortgage Trust 3.85%, 01/25/2048(1)(3)	215,552
	GS Mortgage Securities Trust
240,000	2.75%, 02/10/2037(1)	218,935
257,781	2.78%, 10/10/2049	245,004
59,931	3.12%, 11/10/2045	59,451
575,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	524,419
		1,640,552
	Other Asset-Backed Securities - 6.7%
79,922	Affirm Asset Securitization Trust 1.07%, 08/15/2025(1)	77,389
150,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	140,646
325,000	Benefit Street Partners CLO Ltd. 5.03%, 10/15/2030, 3 mo. USD LIBOR + 0.950%(1)(2)	318,142
175,000	BSPRT Issuer Ltd. 4.29%, 02/15/2037, 1 mo. USD SOFR + 1.500%(1)(2)	167,612
356,319	Carlyle Global Market Strategies CLO Ltd. 5.22%, 07/20/2031, 3 mo. USD LIBOR + 0.980%(1)(2)	348,873
300,000	CIFC Funding Ltd. 5.23%, 07/15/2036, 3 mo. USD LIBOR + 1.150%(1)(2)	288,168
400,000	KKR CLO Ltd. 5.26%, 01/15/2031, 3 mo. USD LIBOR + 1.180%(1)(2)	391,466
379,390	LCM XXIV Ltd. 5.22%, 03/20/2030, 3 mo. USD LIBOR + 0.980%(1)(2)	370,536
301,038	Neuberger Berman Loan Advisers CLO Ltd. 5.25%, 04/19/2030, 3 mo. USD LIBOR + 1.020%(1)(2)	294,584
134,881	Progress Residential Trust 1.05%, 04/17/2038(1)	113,513
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.4% - (continued)
	Other Asset-Backed Securities - 6.7% - (continued)
$ 188,833	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	$ 141,546
100,000	SoFi Consumer Loan Program Trust 1.30%, 09/25/2030(1)	92,981
95,000	Stack Infrastructure Issuer LLC 1.88%, 03/26/2046(1)	83,319
	Vantage Data Centers Issuer LLC
300,000	1.65%, 09/15/2045(1)	262,924
295,000	2.17%, 10/15/2046(1)	254,347
326,683	4.20%, 11/15/2043(1)	319,482
325,000	Venture CLO Ltd. 5.26%, 07/15/2032, 3 mo. USD LIBOR + 1.180%(1)(2)	314,144
	Voya CLO Ltd.
379,287	5.10%, 04/17/2030, 3 mo. USD LIBOR + 1.020%(1)(2)	372,605
325,000	5.14%, 04/15/2031, 3 mo. USD LIBOR + 1.060%(1)(2)	317,812
375,000	5.29%, 04/25/2031, 3 mo. USD LIBOR + 1.232%(1)(2)	365,463
		5,035,552
	Whole Loan Collateral CMO - 8.2%
	Angel Oak Mortgage Trust
109,666	1.04%, 01/20/2065(1)(3)	82,437
229,321	1.46%, 09/25/2066(1)(3)	179,135
21,062	2.47%, 12/25/2059(1)(3)	19,489
91,505	2.53%, 01/26/2065(1)(3)	82,688
27,197	2.59%, 10/25/2049(1)(3)	25,762
12,086	Angel Oak Mortgage Trust LLC 2.99%, 07/26/2049(1)(3)	11,984
155,547	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(3)	142,233
43,882	Bravo Residential Funding Trust 3.50%, 03/25/2058(1)	42,655
	COLT Mortgage Loan Trust
52,882	0.91%, 06/25/2066(1)(3)	41,484
278,050	0.96%, 09/27/2066(1)(3)	213,329
344,016	1.11%, 10/25/2066(1)(3)	272,654
309,380	1.39%, 01/25/2065(1)(3)	263,952
259,790	1.40%, 10/25/2066(1)(3)	214,067
	CSMC Trust
272,709	1.02%, 04/25/2066(1)(3)	232,272
213,280	1.17%, 07/25/2066(1)(3)	163,655
62,591	2.24%, 02/25/2050(1)(3)	57,509
48,307	Deephaven Residential Mortgage Trust 0.72%, 05/25/2065(1)(3)	43,398
	Ellington Financial Mortgage Trust
38,249	0.80%, 02/25/2066(1)(3)	29,876
26,733	1.18%, 10/25/2065(1)(3)	23,631
146,345	Fannie Mae Connecticut Avenue Securities 9.49%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(2)	152,288
247,702	FirstKey Homes Trust 1.27%, 10/19/2037(1)	216,681
	GCAT Trust
239,644	1.09%, 08/25/2066(1)(3)	185,239
342,910	1.26%, 07/25/2066(1)(3)	286,084
141,063	1.47%, 04/25/2065(1)(3)	133,066
44,066	2.25%, 01/25/2060(1)(4)	41,571
	Imperial Fund Mortgage Trust
134,141	1.07%, 06/25/2056(1)(3)	108,948
160,092	1.07%, 09/25/2056(1)(3)	119,444
178,504	1.60%, 11/25/2056(1)(3)	138,416
199,755	IMS Ecuadorian Mortgage Trust 3.40%, 08/18/2043(1)	182,157
	MFA Trust
104,032	0.85%, 01/25/2056(1)(3)	90,688
48,501	1.01%, 01/26/2065(1)(3)	44,210
137,194	1.91%, 11/25/2056(1)(3)	108,386

31

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.4% - (continued)
	Whole Loan Collateral CMO - 8.2% - (continued)
	Mill City Mortgage Loan Trust
$ 21,798	3.25%, 05/25/2062(1)(3)	$ 20,970
170,459	3.49%, 08/25/2058(1)(3)	162,217
15,988	3.50%, 05/25/2058(1)(3)	15,636
	New Residential Mortgage Loan Trust
48,676	0.94%, 10/25/2058(1)(3)	45,068
63,929	3.94%, 09/25/2057(1)(3)	59,999
177,759	4.00%, 02/25/2057(1)(3)	166,759
131,185	4.34%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	126,355
50,263	OBX Trust 3.50%, 12/25/2049(1)(3)	44,145
125,054	Onslow Bay Financial LLC 1.05%, 07/25/2061(1)(3)	92,795
274,806	Onslow Bay Mortgage Loan Trust 1.96%, 10/25/2061(1)(3)	213,082
76,679	Preston Ridge Partners Mortgage Trust LLC 1.32%, 07/25/2051(1)(4)	68,012
1,779	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(3)	1,742
231,202	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	199,785
	Starwood Mortgage Residential Trust
116,181	1.13%, 06/25/2056(1)(3)	92,894
12,254	2.28%, 02/25/2050(1)(3)	12,137
	Towd Point Mortgage Trust
139,094	1.75%, 10/25/2060(1)	122,978
134,473	2.16%, 01/25/2052(1)(3)	131,406
100,946	3.25%, 07/25/2058(1)(3)	96,372
37,189	3.75%, 05/25/2058(1)(3)	34,784
112,514	TRK Trust 1.15%, 07/25/2056(1)(3)	93,254
	Verus Securitization Trust
220,597	1.01%, 09/25/2066(1)(3)	176,433
19,137	2.42%, 01/25/2060(1)(4)	17,997
38,647	2.69%, 11/25/2059(1)(3)	36,900
123,031	Visio Trust 1.28%, 05/25/2056(1)	110,437
		6,091,545
	Total Asset & Commercial Mortgage-Backed Securities (cost $17,737,663)	$ 15,955,277
CORPORATE BONDS - 46.9%
	Aerospace/Defense - 0.3%
225,000	Boeing Co. 2.20%, 02/04/2026	$ 198,980
	Agriculture - 0.8%
530,000	BAT Capital Corp. 2.79%, 09/06/2024	500,750
100,000	BAT International Finance plc 3.95%, 06/15/2025(1)	95,037
		595,787
	Auto Manufacturers - 2.3%
	Ford Motor Credit Co. LLC
310,000	2.70%, 08/10/2026	269,700
200,000	3.37%, 11/17/2023	193,236
200,000	3.38%, 11/13/2025	181,442
	General Motors Financial Co., Inc.
250,000	1.25%, 01/08/2026	213,221
205,000	2.90%, 02/26/2025	191,060
157,000	4.00%, 10/06/2026	144,064
400,000	Stellantis Finance U.S., Inc. 1.71%, 01/29/2027(1)	330,577
200,000	Volkswagen Group of America Finance LLC 4.63%, 11/13/2025(1)	193,354
		1,716,654
	Auto Parts & Equipment - 0.2%
130,000	APTIV plc / APTIV Corp. 2.40%, 02/18/2025	121,087
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.9% - (continued)
	Beverages - 0.6%
$ 200,000	Bacardi Ltd. 4.45%, 05/15/2025(1)	$ 191,823
325,000	JDE Peet's N.V. 1.38%, 01/15/2027(1)	266,467
		458,290
	Biotechnology - 0.6%
525,000	Royalty Pharma plc 1.20%, 09/02/2025	462,892
	Chemicals - 0.6%
175,000	Celanese U.S. Holdings LLC 6.05%, 03/15/2025	170,126
339,000	LYB International Finance LLC 1.25%, 10/01/2025	296,755
		466,881
	Commercial Banks - 12.6%
200,000	AIB Group plc 7.58%, 10/14/2026, 3 mo. USD SOFR + 3.456%(1)	198,339
	Bank of America Corp.
275,000	0.98%, 09/25/2025, (0.98% fixed rate until 09/25/2024; 3 mo. USD SOFR + 0.910% thereafter)(5)	249,891
300,000	1.20%, 10/24/2026, (1.20% fixed rate until 10/24/2025; 3 mo. USD SOFR + 1.010% thereafter)(5)	260,202
350,000	2.02%, 02/13/2026, (2.02% fixed rate until 02/13/2025; 3 mo. USD LIBOR + 0.640% thereafter)(5)	320,212
200,000	Bank of Ireland Group plc 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 12 mo. USD CMT + 2.650% thereafter)(1)(5)	192,922
200,000	Banque Federative du Credit Mutuel S.A. 4.75%, 07/13/2027(1)	188,748
250,000	Barclays plc 2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 12 mo. USD CMT + 1.050% thereafter)(5)	206,406
200,000	BNP Paribas S.A. 1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(5)	168,313
	BPCE S.A.
250,000	1.65%, 10/06/2026, (1.65% fixed rate until 10/06/2025; 3 mo. USD SOFR + 1.520% thereafter)(1)(5)	214,558
250,000	4.75%, 07/19/2027(1)	237,640
	Citigroup, Inc.
450,000	3.07%, 02/24/2028, (3.07% fixed rate until 02/24/2027; 3 mo. USD SOFR + 1.280% thereafter)(5)	396,615
275,000	3.29%, 03/17/2026, (3.29% fixed rate until 03/17/2025; 3 mo. USD SOFR + 1.528% thereafter)(5)	257,451
250,000	Cooperatieve Rabobank UA 1.00%, 09/24/2026, (1.00% fixed rate until 09/24/2025; 12 mo. USD CMT + 0.730% thereafter)(1)(5)	215,712
275,000	Credit Agricole S.A. 1.25%, 01/26/2027, (1.25% fixed rate until 01/26/2026; 3 mo. USD SOFR + 0.892% thereafter)(1)(5)	231,580
325,000	Credit Suisse AG 1.25%, 08/07/2026	259,672
	Credit Suisse Group AG
250,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 3 mo. USD SOFR + 0.980% thereafter)(1)(5)	197,875
305,000	2.59%, 09/11/2025, (2.59% fixed rate until 09/11/2024; 3 mo. USD SOFR + 1.560% thereafter)(1)(5)	270,789
	Danske Bank A/S
295,000	1.55%, 09/10/2027, (1.55% fixed rate until 09/10/2026; 12 mo. USD CMT + 0.730% thereafter)(1)(5)	242,757

32

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.9% - (continued)
	Commercial Banks - 12.6% - (continued)
$ 200,000	3.88%, 09/12/2023(1)	$ 195,820
	Deutsche Bank AG
150,000	1.45%, 04/01/2025, (1.45% fixed rate until 04/01/2024; 3 mo. USD SOFR + 1.131% thereafter)(5)	136,554
240,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 3 mo. USD SOFR + 1.318% thereafter)(5)	191,017
75,000	Fifth Third Bancorp 4.06%, 04/25/2028, (4.06% fixed rate until 04/25/2027; 3 mo. USD SOFR + 1.355% thereafter)(5)	68,608
115,000	Goldman Sachs Group, Inc. 4.39%, 06/15/2027, (4.39% fixed rate until 06/15/2026; 3 mo. USD SOFR + 1.510% thereafter)(5)	108,055
495,000	HSBC Holdings plc 1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(5)	406,818
225,000	ING Groep N.V. 3.87%, 03/28/2026, (3.87% fixed rate until 03/28/2025; 3 mo. USD SOFR + 1.640% thereafter)(5)	211,238
	JP Morgan Chase & Co.
350,000	1.04%, 02/04/2027, (1.04% fixed rate until 02/04/2026; 3 mo. USD SOFR + 0.695% thereafter)(5)	297,552
325,000	2.60%, 02/24/2026, (2.60% fixed rate until 02/24/2025; 3 mo. USD SOFR + 0.915% thereafter)(5)	300,998
75,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 3 mo. USD SOFR + 1.560% thereafter)(5)	69,745
155,000	Macquarie Group Ltd. 1.34%, 01/12/2027, (1.34% fixed rate until 01/12/2026; 3 mo. USD SOFR + 1.069% thereafter)(1)(5)	131,442
	Mitsubishi UFJ Financial Group, Inc.
200,000	5.02%, 07/20/2028, (5.02% fixed rate until 07/20/2027; 12 mo. USD CMT + 1.950% thereafter)(5)	190,001
200,000	5.35%, 09/13/2028, (5.35% fixed rate until 09/13/2027; 12 mo. USD CMT + 1.900% thereafter)(5)	192,785
200,000	Mizuho Financial Group, Inc. 2.65%, 05/22/2026, (2.65% fixed rate until 05/22/2025; 12 mo. USD CMT + 0.900% thereafter)(5)	182,820
	Morgan Stanley
250,000	0.99%, 12/10/2026, (0.99% fixed rate until 12/10/2025; 3 mo. USD SOFR + 0.720% thereafter)(5)	213,848
210,000	2.63%, 02/18/2026, (2.63% fixed rate until 02/18/2025; 3 mo. USD SOFR + 0.940% thereafter)(5)	194,368
200,000	NatWest Group plc 4.80%, 04/05/2026	188,562
200,000	NatWest Markets plc 0.80%, 08/12/2024(1)	182,656
575,000	Santander Holdings USA, Inc. 3.50%, 06/07/2024	551,275
200,000	Societe Generale S.A. 4.68%, 06/15/2027(1)	188,248
355,000	UBS Group AG 1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 12 mo. USD CMT + 0.850% thereafter)(1)(5)	292,485
	Wells Fargo & Co.
150,000	2.16%, 02/11/2026, (2.16% fixed rate until 02/11/2025; 3 mo. USD LIBOR + 0.750% thereafter)(5)	137,431
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.9% - (continued)
	Commercial Banks - 12.6% - (continued)
$ 275,000	3.00%, 10/23/2026	$ 248,790
275,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 3 mo. USD SOFR + 1.510% thereafter)(5)	247,584
		9,438,382
	Commercial Services - 1.3%
200,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	165,877
	Global Payments, Inc.
500,000	1.20%, 03/01/2026	426,077
405,000	2.65%, 02/15/2025	375,783
		967,737
	Diversified Financial Services - 4.5%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
250,000	1.75%, 10/29/2024	226,450
150,000	1.75%, 01/30/2026	127,680
205,000	2.45%, 10/29/2026	173,067
150,000	4.13%, 07/03/2023	148,153
230,000	AIG Global Funding 0.90%, 09/22/2025(1)	202,185
325,000	Ally Financial, Inc. 3.88%, 05/21/2024	313,743
	Aviation Capital Group LLC
200,000	3.88%, 05/01/2023(1)	196,875
250,000	4.88%, 10/01/2025(1)	228,549
	Avolon Holdings Funding Ltd.
375,000	2.88%, 02/15/2025(1)	335,736
250,000	5.13%, 10/01/2023(1)	245,491
200,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	188,014
175,000	Intercontinental Exchange, Inc. 4.00%, 09/15/2027	165,655
275,000	LeasePlan Corp. N.V. 2.88%, 10/24/2024(1)	255,438
100,000	Navient Corp. 5.88%, 10/25/2024	97,250
90,000	OneMain Finance Corp. 6.13%, 03/15/2024	87,932
395,000	Synchrony Financial 4.38%, 03/19/2024	386,084
		3,378,302
	Electric - 1.7%
212,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	196,302
200,000	Duke Energy Corp. 0.90%, 09/15/2025	176,346
150,000	Edison International 4.70%, 08/15/2025	144,780
200,000	Enel Finance International N.V. 4.25%, 06/15/2025(1)	188,580
40,000	ITC Holdings Corp. 4.95%, 09/22/2027(1)	38,767
	Pacific Gas and Electric Co.
305,000	1.70%, 11/15/2023	292,343
200,000	3.25%, 02/16/2024	193,262
		1,230,380
	Electronics - 0.3%
259,000	Jabil, Inc. 1.70%, 04/15/2026	224,518
	Entertainment - 0.8%
75,000	Caesars Entertainment, Inc. 6.25%, 07/01/2025(1)	72,798
295,000	Magallanes, Inc. 3.76%, 03/15/2027(1)	262,354
240,000	Warnermedia Holdings, Inc. 3.64%, 03/15/2025(1)	226,250
		561,402
	Food - 1.1%
471,000	Conagra Brands, Inc. 4.60%, 11/01/2025	457,273
275,000	Kraft Heinz Foods Co. 3.00%, 06/01/2026	253,743
90,000	Mondelez International, Inc. 2.63%, 03/17/2027	80,060
		791,076

33

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.9% - (continued)
	Gas - 0.4%
$ 150,000	EQT Corp. 5.68%, 10/01/2025	$ 148,422
170,000	Southern California Gas Co. 2.95%, 04/15/2027	153,634
		302,056
	Healthcare - Services - 1.4%
	HCA, Inc.
175,000	3.13%, 03/15/2027(1)	154,671
600,000	5.00%, 03/15/2024	594,732
325,000	Humana, Inc. 1.35%, 02/03/2027	272,230
		1,021,633
	Insurance - 1.3%
50,000	Aon Corp. / Aon Global Holdings plc 2.85%, 05/28/2027	44,368
200,000	Athene Global Funding 1.73%, 10/02/2026(1)	168,812
225,000	Corebridge Financial, Inc. 3.65%, 04/05/2027(1)	203,720
200,000	Equitable Financial Life Global Funding 1.00%, 01/09/2026(1)	172,704
250,000	Principal Life Global Funding II 1.25%, 08/16/2026(1)	212,320
175,000	Radian Group, Inc. 6.63%, 03/15/2025	172,232
		974,156
	Internet - 0.6%
	Expedia Group, Inc.
100,000	4.63%, 08/01/2027	93,557
100,000	6.25%, 05/01/2025(1)	99,799
300,000	Netflix, Inc. 3.63%, 06/15/2025(1)	284,891
		478,247
	Investment Company Security - 1.1%
	FS KKR Capital Corp.
500,000	1.65%, 10/12/2024	452,896
100,000	3.25%, 07/15/2027	81,780
325,000	Owl Rock Capital Corp. 2.63%, 01/15/2027	260,122
		794,798
	Iron/Steel - 0.1%
100,000	Steel Dynamics, Inc. 5.00%, 12/15/2026	96,400
	IT Services - 0.5%
275,000	DXC Technology Co. 1.80%, 09/15/2026	236,151
150,000	Seagate HDD Cayman 4.75%, 06/01/2023	148,792
		384,943
	Lodging - 1.4%
235,000	Genting New York LLC / GENNY Capital, Inc. 3.30%, 02/15/2026(1)	205,979
160,000	Hyatt Hotels Corp. 1.80%, 10/01/2024	149,196
450,000	Las Vegas Sands Corp. 3.20%, 08/08/2024	426,905
250,000	MGM Resorts International 6.00%, 03/15/2023	249,875
		1,031,955
	Media - 0.2%
175,000	Discovery Communications LLC 3.45%, 03/15/2025	164,387
	Miscellaneous Manufacturing - 0.4%
300,000	Trane Technologies Luxembourg Finance S.A. 3.50%, 03/21/2026	279,109
	Office/Business Equipment - 0.4%
	CDW LLC / CDW Finance Corp.
235,000	2.67%, 12/01/2026	201,997
105,000	4.13%, 05/01/2025	99,855
		301,852
	Oil & Gas - 0.9%
535,000	Aker BP ASA 3.00%, 01/15/2025(1)	501,186
200,000	Var Energi ASA 5.00%, 05/18/2027(1)	189,492
		690,678
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.9% - (continued)
	Packaging & Containers - 0.7%
$ 300,000	Berry Global, Inc. 1.57%, 01/15/2026	$ 259,966
350,000	Silgan Holdings, Inc. 1.40%, 04/01/2026(1)	297,839
		557,805
	Pharmaceuticals - 1.1%
250,000	CVS Health Corp. 2.88%, 06/01/2026	229,901
	Teva Pharmaceutical Finance Netherlands III B.V.
225,000	2.80%, 07/21/2023	218,752
400,000	4.75%, 05/09/2027	353,000
		801,653
	Pipelines - 1.8%
	Energy Transfer L.P.
706,000	2.90%, 05/15/2025	655,195
120,000	4.20%, 09/15/2023	118,463
500,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.60%, 11/01/2024	478,463
120,000	Targa Resources Corp. 5.20%, 07/01/2027	115,453
		1,367,574
	Real Estate Investment Trusts - 2.0%
250,000	Boston Properties L.P. 3.20%, 01/15/2025	237,016
265,000	Brandywine Operating Partnership L.P. 4.10%, 10/01/2024	253,087
290,000	Equinix, Inc. 1.45%, 05/15/2026	249,136
180,000	Mid-America Apartments L.P. 1.10%, 09/15/2026	152,057
	SBA Tower Trust
80,000	1.63%, 05/15/2051(1)	66,728
155,000	2.84%, 01/15/2050(1)	143,890
100,000	VICI Properties L.P. 4.38%, 05/15/2025	95,041
300,000	VICI Properties L.P. / VICI Note Co., Inc. 4.25%, 12/01/2026(1)	270,319
		1,467,274
	Retail - 0.2%
185,000	Nordstrom, Inc. 2.30%, 04/08/2024	173,620
	Semiconductors - 1.0%
250,000	Microchip Technology, Inc. 0.98%, 09/01/2024	229,373
365,000	Qorvo, Inc. 1.75%, 12/15/2024(1)	332,843
200,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	170,549
		732,765
	Software - 1.1%
385,000	Fidelity National Information Services, Inc. 1.15%, 03/01/2026	331,400
150,000	PTC, Inc. 3.63%, 02/15/2025(1)	142,210
220,000	VMware, Inc. 1.40%, 08/15/2026	187,494
155,000	Workday, Inc. 3.50%, 04/01/2027	142,934
		804,038
	Telecommunications - 2.0%
225,000	Rogers Communications, Inc. 3.20%, 03/15/2027(1)	203,975
550,000	Sprint Communications LLC 6.00%, 11/15/2022	550,060
450,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	423,347
300,000	T-Mobile USA, Inc. 3.50%, 04/15/2025	286,109
		1,463,491
	Trucking & Leasing - 0.6%
385,000	DAE Funding LLC 1.55%, 08/01/2024(1)	349,155
150,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 1.20%, 11/15/2025(1)	129,534
		478,689
	Total Corporate Bonds (cost $38,726,597)	$ 34,979,491

34

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.4%(6)
	Advertising - 0.1%
$ 114,713	ABG Intermediate Holdings 2 LLC 7.33%, 12/21/2028, 1 mo. USD SOFR + 3.500%	$ 109,981
	Aerospace/Defense - 0.3%
189,386	TransDigm, Inc. 5.92%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	184,761
	Airlines - 0.4%
100,000	Advantage Loyalty IP Ltd. 8.99%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	98,893
120,000	SkyMiles IP Ltd. 7.99%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	120,976
103,425	United Airlines, Inc. 8.11%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	100,753
		320,622
	Apparel - 0.3%
197,500	Crocs, Inc. 7.20%, 02/20/2029, 1 mo. USD SOFR + 3.500%	189,811
	Chemicals - 0.5%
198,500	Diamond (BC) B.V. 7.16%, 09/29/2028, 1 mo. USD LIBOR + 2.750%	185,250
194,025	Tronox Finance LLC 6.80%, 04/04/2029, 1 mo. USD SOFR + 3.250%	184,931
		370,181
	Commercial Services - 2.0%
99,750	Amentum Government Services Holdings LLC 7.39%, 02/15/2029, 1 mo. USD SOFR + 4.000%	96,342
123,750	APX Group, Inc. 6.73%, 07/10/2028, 1 mo. USD LIBOR + 2.250%	113,482
EUR 155,000	Boels Topholding B.V. 3.57%, 02/06/2027, 3 mo. EURIBOR + 3.250%	143,908
$ 270,239	BrightView Landscapes LLC 6.98%, 04/20/2029, 1 mo. USD SOFR + 3.250%	261,794
190,115	Trans Union LLC 5.50%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	185,328
207,727	United Rentals, Inc. 5.50%, 10/31/2025, 3 mo. USD LIBOR + 1.750%	207,415
EUR 205,000	Verisure Holding AB 3.47%, 03/27/2028, 3 mo. EURIBOR + 3.250%	187,827
$ 98,741	Verscend Holding Corp. 7.75%, 08/27/2025, 1 mo. USD LIBOR + 4.000%	97,384
107,606	WEX, Inc. 6.00%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	105,274
108,675	WW International, Inc. 7.26%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	68,791
		1,467,545
	Construction Materials - 0.8%
175,500	Ingersoll-Rand Services Co. 5.58%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	171,332
194,500	Quikrete Holdings, Inc. 6.38%, 02/01/2027, 1 mo. USD LIBOR + 2.625%	188,395
120,223	Standard Industries, Inc. 6.68%, 09/22/2028, 6 mo. USD LIBOR + 2.500%	117,533
138,950	Zurn Holdings, Inc. 5.75%, 10/04/2028, 1 mo. USD LIBOR + 2.000%	137,430
		614,690
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.4%(6) - (continued)
	Distribution/Wholesale - 0.5%
$ 215,340	American Builders & Contractors Supply Co., Inc. 5.75%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	$ 210,577
146,735	Core & Main L.P. 6.53%, 07/27/2028, 1 mo. USD LIBOR + 2.500%	142,792
		353,369
	Diversified Financial Services - 0.4%
162,802	Fleetcor Technologies Operating Co. LLC 5.50%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	159,546
130,000	Setanta Aircraft Leasing Designated Activity Co. 5.67%, 11/05/2028, 3 mo. USD LIBOR + 2.000%	127,995
		287,541
	Electric - 0.1%
92,248	ExGen Renewables IV LLC 5.57%, 12/15/2027, 1 mo. USD LIBOR + 2.500%	91,248
	Electronics - 0.1%
100,000	II-VI, Inc. 5.88%, 07/02/2029, 3 mo. USD LIBOR + 2.750%	97,167
	Engineering & Construction - 0.2%
123,463	Brown Group Holding LLC 6.25%, 06/07/2028, 1 mo. USD LIBOR + 2.500%	119,837
	Entertainment - 1.0%
225,000	Delta (LUX) S.a.r.l. 6.25%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	224,343
144,638	Penn National Gaming, Inc. 6.58%, 05/03/2029, 1 mo. USD LIBOR + 2.750%	142,306
204,487	Scientific Games International, Inc. 6.40%, 04/14/2029, 1 mo. USD SOFR + 3.000%	201,377
200,556	UFC Holdings LLC 7.11%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	195,793
		763,819
	Environmental Control - 0.4%
235,760	Clean Harbors, Inc. 5.50%, 06/28/2024, 3 mo. USD LIBOR + 1.750%	234,371
99,535	Covanta Holding Corp. 6.23%, 11/30/2028, 1 mo. USD LIBOR + 2.500%	98,105
		332,476
	Food - 0.4%
182,583	B&G Foods, Inc. 6.25%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	171,572
114,581	U.S. Foods, Inc. 6.50%, 11/22/2028, 3 mo. USD LIBOR + 2.750%	112,602
		284,174
	Healthcare - Products - 0.6%
EUR 98,750	Avantor Funding, Inc. 3.19%, 06/12/2028, 1 mo. EURIBOR + 2.500%	94,848
$ 203,975	Medline Borrower LP 7.00%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	187,316
209,657	Sunshine Luxembourg S.a.r.l. 7.42%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	199,307
		481,471
	Healthcare - Services - 0.2%
118,500	Heartland Dental LLC 7.58%, 04/30/2025, 1 mo. USD LIBOR + 4.000%	111,390
	Insurance - 1.3%
155,074	Acrisure LLC 7.25%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	143,637

35

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.4%(6) - (continued)
	Insurance - 1.3% - (continued)
	Asurion LLC
$ 225,012	6.75%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	$ 212,034
105,000	9.00%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	73,566
110,000	9.00%, 01/20/2029, 1 mo. USD LIBOR + 5.250%	76,175
140,752	Hub International Ltd. 7.33%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	137,864
198,851	Sedgwick Claims Management Services, Inc. 7.00%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	191,642
115,607	USI, Inc. 6.42%, 05/16/2024, 3 mo. USD LIBOR + 2.750%	114,091
		949,009
	Internet - 0.8%
182,688	Endure Digital, Inc. 6.70%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	155,089
143,544	Go Daddy Operating Co. LLC 5.50%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	142,468
98,987	MH Sub LLC 7.50%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	95,172
200,000	NortonLifeLock, Inc. 5.83%, 09/12/2029, 1 mo. USD LIBOR + 2.000%	194,876
		587,605
	Leisure Time - 0.6%
241,691	Carnival Corp. 5.88%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	226,334
162,937	Hayward Industries, Inc. 6.25%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	152,856
78,239	SRAM LLC 6.42%, 05/18/2028, 1 mo. USD LIBOR + 2.750%	75,761
		454,951
	Lodging - 0.3%
193,980	Caesars Resort Collection LLC 6.50%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	191,643
	Machinery-Diversified - 0.2%
191,134	Vertical U.S. Newco, Inc. 6.87%, 07/30/2027, 6 mo. USD LIBOR + 3.500%	181,220
	Media - 0.8%
98,000	Banijay Entertainment S.A.S 6.88%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	95,122
207,375	Cable One, Inc. 5.75%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	204,395
206,592	CSC Holdings LLC 5.66%, 01/15/2026, 1 mo. USD LIBOR + 2.250%	199,877
115,000	Virgin Media Bristol LLC 6.66%, 01/31/2029, 1 mo. USD LIBOR + 3.250%	113,052
		612,446
	Oil & Gas - 0.1%
99,250	Southwestern Energy Co. 6.20%, 06/22/2027, 1 mo. USD SOFR + 2.500%	97,576
	Packaging & Containers - 0.4%
188,100	Berlin Packaging LLC 6.91%, 03/11/2028, 1 mo. USD LIBOR + 3.750%	179,803
149,625	Clydesdale Acquisition Holdings, Inc. 8.00%, 04/13/2029, 1 mo. USD LIBOR + 4.175%	143,909
		323,712
	Pharmaceuticals - 0.9%
238,127	Elanco Animal Health, Inc. 4.88%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	229,159
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.4%(6) - (continued)
	Pharmaceuticals - 0.9% - (continued)
$ 196,746	Gainwell Acquisition Corp. 7.67%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	$ 186,580
132,975	Horizon Therapeutics USA, Inc. 5.38%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	129,901
102,433	Jazz Financing Lux S.a.r.l. 7.25%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	101,089
		646,729
	Pipelines - 0.1%
99,248	Oryx Midstream Services Permian Basin LLC 6.21%, 10/05/2028, 1 mo. USD LIBOR + 3.250%	97,649
	Retail - 1.6%
243,352	B.C. Unlimited Liability Co. 5.50%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	236,477
166,047	Great Outdoors Group LLC 7.50%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	156,001
103,163	IRB Holding Corp. 6.21%, 12/15/2027, 1 mo. USD SOFR + 3.000%	100,351
118,594	LBM Acquisition LLC 7.12%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	101,190
143,187	Michaels Cos., Inc. 7.92%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	109,808
98,500	Petco Health and Wellness Co., Inc. 6.92%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	94,303
108,625	PetSmart, Inc. 7.50%, 02/11/2028, 1 mo. USD LIBOR + 3.750%	104,326
123,316	Pilot Travel Centers LLC 5.83%, 08/04/2028, 1 mo. USD LIBOR + 2.000%	119,924
192,562	SRS Distribution, Inc. 7.25%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	178,602
		1,200,982
	Semiconductors - 0.6%
230,000	Entegris, Inc. 5.71%, 07/06/2029, 1 mo. USD SOFR + 3.000%	228,562
225,000	MKS Instruments, Inc. 6.32%, 08/17/2029, 1 mo. USD LIBOR + 2.750%	219,778
		448,340
	Software - 2.1%
144,181	DCert Buyer, Inc. 6.90%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	138,615
259,548	Dun & Bradstreet Corp. 6.85%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	255,136
186,122	Hyland Software, Inc. 7.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	181,315
184,538	McAfee LLC 6.87%, 03/01/2029, 3 mo. USD LIBOR + 3.750%	168,507
120,889	Peraton Corp. 7.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	116,183
148,500	Polaris Newco LLC 7.67%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	135,341
143,550	RealPage, Inc. 6.75%, 04/24/2028, 1 mo. USD LIBOR + 3.000%	134,668
250,914	SS&C Technologies, Inc. 5.50%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	245,138
192,186	Zelis Healthcare Corp. 7.25%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	189,022
		1,563,925
	Telecommunications - 0.1%
98,500	Frontier Communications Corp. 7.44%, 05/01/2028, 1 mo. USD LIBOR + 3.750%	92,872

36

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 18.4%(6) - (continued)
	Transportation - 0.2%
$ 144,928	Savage Enterprises LLC 6.83%, 09/15/2028, 1 mo. USD LIBOR + 3.250%		$ 143,117
	Total Senior Floating Rate Interests (cost $14,444,647)		$ 13,771,859
U.S. GOVERNMENT AGENCIES - 3.2%
	Mortgage-Backed Agencies - 3.2%
	FHLMC - 1.6%
172,648	1.00%, 05/25/2033		$ 153,465
480,969	1.00%, 01/15/2041		418,951
538,482	1.00%, 06/15/2044		486,895
52,111	1.50%, 01/15/2027		50,737
43,798	3.50%, 09/15/2043		42,678
32,102	3.75%, 05/15/2039(4)		31,762
			1,184,488
	FNMA - 0.9%
92,941	2.00%, 12/25/2042		78,469
39,446	2.55%, 07/25/2044		37,315
30,595	3.00%, 04/25/2043		29,711
83,854	3.00%, 05/25/2047		78,993
248,360	3.50%, 10/25/2035		232,923
188,487	3.50%, 07/25/2045		181,425
68,574	3.50%, 07/25/2054		66,067
			704,903
	GNMA - 0.7%
148,419	2.00%, 05/20/2046		126,707
337,967	2.50%, 10/20/2041		314,134
84,040	2.50%, 07/20/2042		76,693
			517,534
	Total U.S. Government Agencies (cost $2,642,612)		$ 2,406,925
U.S. GOVERNMENT SECURITIES - 5.2%
	U.S. Treasury Securities - 5.2%
	U.S. Treasury Notes - 5.2%
90,000	0.25%, 06/15/2024		$ 83,872
1,555,000	0.38%, 07/15/2024		1,447,911
2,000,000	1.50%, 02/15/2025		1,869,766
400,000	2.63%, 05/31/2027		372,719
100,000	3.25%, 06/30/2027		95,656
	Total U.S. Government Securities (cost $4,117,801)		$ 3,869,924
	Total Long-Term Investments (cost $77,669,320)		$ 70,983,476
SHORT-TERM INVESTMENTS - 3.1%
	Repurchase Agreements - 3.1%
2,291,389	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2022 at 3.010%, due on 11/01/2022 with a maturity value of $2,291,581; collateralized by U.S. Treasury Inflation Index Note at 0.125%, maturing 07/15/2024, with a market value of $2,337,334		$ 2,291,389
	Total Short-Term Investments (cost $2,291,389)		$ 2,291,389
	Total Investments (cost $79,960,709)	98.2%	$ 73,274,865
	Other Assets and Liabilities	1.8%	1,354,748
	Total Net Assets	100.0%	$ 74,629,613
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2022, the aggregate value of these securities was $27,086,004, representing 36.3% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2022.

37

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Futures Contracts Outstanding at October 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	63	12/30/2022	$ 12,876,117	$ (274,077)
Short position contracts:
U.S. Treasury 5-Year Note Future	47	12/30/2022	$ 5,009,906	$ 216,171
U.S. Treasury 10-Year Note Future	10	12/20/2022	1,105,938	66,243
Total				$ 282,414
Total futures contracts				$ 8,337

Foreign Currency Contracts Outstanding at October 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
111,000	EUR	110,378	USD	DEUT	11/07/2022	$ (619)
111,000	EUR	110,516	USD	UBS	11/07/2022	(757)
213,329	USD	222,000	EUR	DEUT	11/07/2022	(6,190)
871,950	USD	882,292	EUR	UBS	11/30/2022	(1,915)
110,712	USD	111,000	EUR	UBS	12/02/2022	748
110,574	USD	111,000	EUR	DEUT	12/02/2022	610
Total foreign currency contracts						$ (8,123)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 15,955,277	$ —	$ 15,955,277	$ —
Corporate Bonds	34,979,491	—	34,979,491	—
Senior Floating Rate Interests	13,771,859	—	13,771,859	—
U.S. Government Agencies	2,406,925	—	2,406,925	—
U.S. Government Securities	3,869,924	—	3,869,924	—
Short-Term Investments	2,291,389	—	2,291,389	—
Foreign Currency Contracts(2)	1,358	—	1,358	—
Futures Contracts(2)	282,414	282,414	—	—
Total	$ 73,558,637	$ 282,414	$ 73,276,223	$ —
Liabilities
Foreign Currency Contracts(2)	$ (9,481)	$ —	$ (9,481)	$ —
Futures Contracts(2)	(274,077)	(274,077)	—	—
Total	$ (283,558)	$ (274,077)	$ (9,481)	$ —

(1)	For the period ended October 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
38

Hartford Sustainable Income ETF
Schedule of Investments
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.7%
	Asset-Backed - Finance & Insurance - 2.1%
$ 549,000	AMMC CLO Ltd. 10.11%, 04/25/2031, 3 mo. USD LIBOR + 5.750%(1)(2)	$ 452,231
180,000	FS Rialto Issuer LLC 6.05%, 08/17/2037, 1 mo. USD SOFR + 2.580%(1)(2)	177,574
105,000	Pretium Mortgage Credit Partners LLC 5.07%, 07/25/2051(1)(3)	94,110
200,000	VCAT LLC 3.97%, 09/25/2051(1)(3)	180,095
		904,010
	Commercial Mortgage-Backed Securities - 0.1%
20,000	BX Trust 7.07%, 08/15/2039, 1 mo. USD SOFR + 3.697%(1)(2)	19,925
	Other Asset-Backed Securities - 0.3%
150,000	Avant Loans Funding Trust 6.54%, 09/15/2031(1)	145,965
	Whole Loan Collateral CMO - 5.2%
	Connecticut Avenue Securities Trust
15,000	6.60%, 07/25/2042, 1 mo. USD SOFR + 3.600%(1)(2)	14,137
108,406	6.84%, 01/25/2040, 1 mo. USD LIBOR + 3.250%(1)(2)	93,167
230,000	6.99%, 10/25/2039, 1 mo. USD LIBOR + 3.400%(1)(2)	217,977
173,029	7.69%, 07/25/2039, 1 mo. USD LIBOR + 4.100%(1)(2)	168,919
85,000	7.77%, 09/25/2042, 1 mo. USD SOFR + 4.750%(1)(2)	84,470
200,000	7.94%, 07/25/2031, 1 mo. USD LIBOR + 4.350%(1)(2)	196,045
155,000	8.60%, 07/25/2042, 1 mo. USD SOFR + 5.600%(1)(2)	147,880
213,915	8.84%, 06/25/2039, 1 mo. USD LIBOR + 5.250%(1)(2)	211,392
	Fannie Mae Connecticut Avenue Securities
128,919	6.59%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	129,159
165,000	7.34%, 03/25/2031, 1 mo. USD LIBOR + 3.750%(2)	161,957
165,000	Home Re Ltd. 8.50%, 10/25/2034, 1 mo. USD SOFR + 5.500%(1)(2)	160,200
200,000	Preston Ridge Partners Mortgage Trust LLC 3.60%, 09/25/2026(1)(4)	178,908
	Pretium Mortgage Credit Partners LLC
200,000	3.97%, 09/25/2051(1)(3)	180,370
100,000	5.44%, 01/25/2052(1)(3)	89,276
200,000	RCO VII Mortgage LLC 3.84%, 09/25/2026(1)(3)	180,644
		2,214,501
	Total Asset & Commercial Mortgage-Backed Securities (cost $3,532,674)	$ 3,284,401
CONVERTIBLE BONDS - 2.7%
	Airlines - 0.1%
52,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 38,506
	Auto Manufacturers - 0.1%
105,000	Arrival S.A. 3.50%, 12/01/2026(1)	30,503
10,000	Ford Motor Co. 0.00%, 03/15/2026(5)	10,050
		40,553
	Commercial Services - 0.3%
68,000	Block, Inc. 0.13%, 03/01/2025	63,028
EUR 100,000	Nexi S.p.A. 1.75%, 04/24/2027(6)	84,410
		147,438
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 2.7% - (continued)
	Diversified Financial Services - 0.1%
$ 50,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc. 0.00%, 08/15/2023(5)	$ 47,405
	Electric - 0.1%
37,000	Atlantica Sustainable Infrastructure Jersey Ltd. 4.00%, 07/15/2025	36,408
	Energy-Alternate Sources - 0.4%
25,000	Enphase Energy, Inc. 0.00%, 03/01/2028(5)	32,062
50,000	Maxeon Solar Technologies Ltd. 6.50%, 07/15/2025	58,050
70,000	NextEra Energy Partners L.P. 0.00%, 11/15/2025(1)(5)	72,555
		162,667
	Healthcare - Products - 0.5%
85,000	Insulet Corp. 0.38%, 09/01/2026	108,630
103,000	NuVasive, Inc. 0.38%, 03/15/2025	89,095
		197,725
	Internet - 0.4%
	ETSY, Inc.
30,000	0.13%, 10/01/2026	38,430
37,000	0.25%, 06/15/2028	28,546
25,000	MercadoLibre, Inc. 2.00%, 08/15/2028	53,337
6,000	Sea Ltd. 2.38%, 12/01/2025	5,659
40,000	Shopify, Inc. 0.13%, 11/01/2025	33,600
		159,572
	IT Services - 0.1%
40,000	Rapid7, Inc. 2.25%, 05/01/2025	40,840
	Machinery-Diversified - 0.2%
86,000	Middleby Corp. 1.00%, 09/01/2025	103,888
	Pharmaceuticals - 0.1%
34,000	Ascendis Pharma A/S 2.25%, 04/01/2028(1)	33,255
	Software - 0.3%
40,000	Ceridian HCM Holding, Inc. 0.25%, 03/15/2026	33,960
40,000	Health Catalyst, Inc. 2.50%, 04/15/2025	33,720
65,000	Splunk, Inc. 1.13%, 06/15/2027	55,250
		122,930
	Total Convertible Bonds (cost $1,357,721)	$ 1,131,187
CORPORATE BONDS - 33.0%
	Advertising - 0.5%
	Lamar Media Corp.
125,000	3.63%, 01/15/2031	$ 102,504
145,000	3.75%, 02/15/2028	127,252
		229,756
	Agriculture - 0.5%
140,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	134,737
200,000	Kernel Holding S.A. 6.75%, 10/27/2027(6)	63,800
		198,537
	Auto Manufacturers - 1.2%
	Ford Motor Co.
55,000	3.25%, 02/12/2032	41,188
10,000	4.75%, 01/15/2043	6,977
	Ford Motor Credit Co. LLC
200,000	4.54%, 08/01/2026	184,214
200,000	4.95%, 05/28/2027	183,092
115,000	General Motors Co. 5.40%, 10/15/2029	106,607
		522,078

39

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.0% - (continued)
	Auto Parts & Equipment - 0.2%
EUR 100,000	Faurecia SE 3.75%, 06/15/2028(6)	$ 83,265
	Beverages - 0.4%
$ 200,000	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 5.25%, 04/27/2029(1)	175,164
	Chemicals - 0.0%
15,000	Avient Corp. 7.13%, 08/01/2030(1)	14,344
	Commercial Banks - 0.4%
EUR 200,000	Cooperatieve Rabobank UA 4.38%, 06/29/2027, (4.38% fixed rate until 06/29/2027; 5 year EUR Swap + 4.679% thereafter)(6)(7)(8)	172,046
	Commercial Services - 2.4%
	Block, Inc.
$ 45,000	2.75%, 06/01/2026	40,246
50,000	3.50%, 06/01/2031	40,250
EUR 100,000	Loxam SAS 3.25%, 01/14/2025(6)	91,042
100,000	PeopleCert Wisdom Issuer plc 5.75%, 09/15/2026(6)	88,536
$ 250,000	StoneCo Ltd. 3.95%, 06/16/2028(6)	186,115
EUR 255,000	Techem Verwaltungsgesellschaft 675 mbH 2.00%, 07/15/2025(6)	232,378
	United Rentals North America, Inc.
$ 45,000	3.75%, 01/15/2032	36,450
75,000	4.88%, 01/15/2028	69,750
EUR 255,000	Verisure Holding AB 3.25%, 02/15/2027(6)	214,061
		998,828
	Construction Materials - 0.3%
$ 125,000	Standard Industries, Inc. 4.75%, 01/15/2028(1)	109,531
	Distribution/Wholesale - 0.5%
125,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	110,299
EUR 120,000	Parts Europe S.A. 6.50%, 07/16/2025(6)	118,305
		228,604
	Diversified Financial Services - 1.5%
$ 189,000	Charles Schwab Corp. 4.00%, 06/01/2026, (4.00% fixed rate until 06/01/2026; 5 year USD CMT + 3.168% thereafter)(7)(8)	155,386
	Credit Acceptance Corp.
50,000	5.13%, 12/31/2024(1)	46,985
80,000	6.63%, 03/15/2026	75,567
	OneMain Finance Corp.
70,000	5.38%, 11/15/2029	57,400
120,000	6.88%, 03/15/2025	116,627
250,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(6)	21,750
200,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	151,850
		625,565
	Electric - 2.4%
	Clearway Energy Operating LLC
15,000	3.75%, 01/15/2032(1)	11,884
95,000	4.75%, 03/15/2028(1)	88,004
195,500	Greenko Power II Ltd. 4.30%, 12/13/2028(1)	150,535
200,000	Instituto Costarricense de Electricidad 6.75%, 10/07/2031(1)	175,023
162,160	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(6)	143,488
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.0% - (continued)
	Electric - 2.4% - (continued)
$ 200,000	Vena Energy Capital Pte Ltd. 3.13%, 02/26/2025(6)	$ 183,000
400,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(6)	286,520
		1,038,454
	Electrical Components & Equipment - 0.4%
EUR 100,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(6)	71,919
$ 100,000	Energizer Holdings, Inc. 4.38%, 03/31/2029(1)	80,506
		152,425
	Energy-Alternate Sources - 3.0%
200,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energ 6.25%, 12/10/2024(6)	180,800
	Continuum Energy Levanter Pte Ltd.
193,500	4.50%, 02/09/2027(1)	153,606
193,500	4.50%, 02/09/2027(6)	153,606
215,000	Energo-Pro AS 8.50%, 02/04/2027(1)	197,065
200,000	FS Luxembourg S.a.r.l. 10.00%, 12/15/2025(6)	204,000
200,000	Greenko Mauritius Ltd. 6.25%, 02/21/2023(6)	196,000
200,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(6)	168,282
		1,253,359
	Engineering & Construction - 0.5%
EUR 100,000	Cellnex Telecom S.A. 1.75%, 10/23/2030(6)	73,307
$ 200,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	144,020
		217,327
	Entertainment - 0.5%
95,000	Caesars Entertainment, Inc. 6.25%, 07/01/2025(1)	92,211
	Cinemark USA, Inc.
40,000	5.25%, 07/15/2028(1)	30,615
85,000	5.88%, 03/15/2026(1)	72,072
		194,898
	Environmental Control - 0.3%
150,000	Stericycle, Inc. 3.88%, 01/15/2029(1)	130,350
	Forest Products & Paper - 0.4%
200,000	Suzano Austria GmbH 7.00%, 03/16/2047(6)	182,550
	Healthcare - Products - 0.6%
EUR 100,000	Avantor Funding, Inc. 3.88%, 07/15/2028(6)	85,986
$ 220,000	Medline Borrower L.P. 3.88%, 04/01/2029(1)	180,400
		266,386
	Healthcare - Services - 2.0%
EUR 100,000	Catalent Pharma Solutions, Inc. 2.38%, 03/01/2028(6)	82,608
145,000	Chrome Bidco SASU 3.50%, 05/31/2028(6)	115,739
	HCA, Inc.
$ 100,000	5.38%, 09/01/2026	97,231
20,000	5.63%, 09/01/2028	19,200
10,000	7.50%, 11/15/2095	9,769
	IQVIA, Inc.
EUR 100,000	2.25%, 01/15/2028(1)	85,388
$ 200,000	5.00%, 05/15/2027(1)	190,576
200,000	Rede D'or Finance S.a.r.l. 4.50%, 01/22/2030(6)	165,000
85,000	Tenet Healthcare Corp. 6.13%, 06/15/2030(1)	78,374
		843,885

40

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.0% - (continued)
	Household Products/Wares - 0.3%
$ 145,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	$ 134,744
	Insurance - 0.2%
100,000	MGIC Investment Corp. 5.25%, 08/15/2028	90,407
	Internet - 0.4%
190,000	Go Daddy Operating Co. LLC 3.50%, 03/01/2029(1)	157,573
	Leisure Time - 0.5%
	Carnival Corp.
230,000	6.00%, 05/01/2029(1)	152,552
25,000	10.50%, 06/01/2030(1)	19,392
45,000	MajorDrive Holdings LLC 6.38%, 06/01/2029(1)	31,711
		203,655
	Media - 1.5%
200,000	Cable Onda S.A. 4.50%, 01/30/2030(6)	163,600
125,000	Cable One, Inc. 4.00%, 11/15/2030(1)	101,738
CAD 170,000	Videotron Ltd. 5.63%, 06/15/2025	122,323
$ 200,000	VTR Finance N.V. 6.38%, 07/15/2028(6)	104,873
EUR 210,000	Ziggo B.V. 2.88%, 01/15/2030(6)	161,788
		654,322
	Metal Fabricate/Hardware - 0.3%
	Advanced Drainage Systems, Inc.
$ 145,000	5.00%, 09/30/2027(1)	134,450
10,000	6.38%, 06/15/2030(1)	9,664
		144,114
	Mining - 0.8%
300,000	Constellium SE 3.75%, 04/15/2029(1)	235,217
115,000	FMG Resources August 2006 Pty Ltd. 6.13%, 04/15/2032(1)	100,924
		336,141
	Multi-National - 0.5%
	European Investment Bank
BRL 690,000	9.25%, 01/28/2027(6)	125,777
EGP 2,000,000	10.00%, 12/06/2023(6)	76,225
		202,002
	Office/Business Equipment - 0.3%
	Xerox Holdings Corp.
$ 105,000	5.00%, 08/15/2025(1)	94,797
50,000	5.50%, 08/15/2028(1)	39,500
		134,297
	Packaging & Containers - 1.2%
EUR 245,000	ARD Finance S.A. (5.00% Cash, 5.75% PIK) 5.00%, 06/30/2027(6)(9)	165,127
	Ball Corp.
100,000	1.50%, 03/15/2027	85,406
$ 90,000	5.25%, 07/01/2025	88,831
5,000	Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029(1)	4,736
200,000	SAN Miguel Industrias Pet S.A. / NG PET R&P Latin America S.A. 3.50%, 08/02/2028(6)	160,083
		504,183
	Pharmaceuticals - 0.8%
63,000	Owens & Minor, Inc. 6.63%, 04/01/2030(1)	52,372
23,000	Teva Pharmaceutical Finance Co. B.V. 2.95%, 12/18/2022	22,770
	Teva Pharmaceutical Finance Netherlands II B.V.
EUR 100,000	3.75%, 05/09/2027	86,220
220,000	4.38%, 05/09/2030	174,765
		336,127
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.0% - (continued)
	Real Estate - 0.4%
	CIFI Holdings Group Co., Ltd.
$ 650,000	4.38%, 04/12/2027(6)	$ 40,787
200,000	4.45%, 08/17/2026(6)	13,456
200,000	5.95%, 10/20/2025(6)	13,381
	Country Garden Holdings Co., Ltd.
600,000	3.88%, 10/22/2030(6)	42,769
200,000	5.13%, 01/14/2027(6)	16,093
400,000	KWG Group Holdings Ltd. 6.00%, 08/14/2026(6)	36,646
200,000	Times China Holdings Ltd. 6.20%, 03/22/2026(6)	11,221
250,000	Yuzhou Group Holdings Co., Ltd. 6.35%, 01/13/2027(6)(10)	7,263
		181,616
	REITS - 0.3%
200,000	Trust Fibra Uno 6.39%, 01/15/2050(6)	132,500
	Retail - 1.2%
200,000	Jollibee Worldwide Pte Ltd. 3.90%, 01/23/2025, (3.90% fixed rate until 01/23/2025; 5 year USD CMT + 4.784% thereafter)(6)(7)(8)	177,000
113,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	79,041
110,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	78,108
115,000	Specialty Building Products Holdings LLC / SBP Finance Corp. 6.38%, 09/30/2026(1)	92,408
95,000	Yum! Brands, Inc. 3.63%, 03/15/2031	76,237
		502,794
	Software - 0.5%
62,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	48,282
	Open Text Corp.
165,000	3.88%, 02/15/2028(1)	141,230
15,000	3.88%, 12/01/2029(1)	11,944
20,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	15,183
		216,639
	Telecommunications - 3.4%
200,000	AXIAN Telecom Co. 7.38%, 02/16/2027(1)	171,000
	Frontier Communications Holdings LLC
80,000	5.00%, 05/01/2028(1)	70,213
95,000	5.88%, 10/15/2027(1)	87,942
16,547	5.88%, 11/01/2029	12,890
35,000	6.75%, 05/01/2029(1)	28,743
200,000	Liquid Telecommunications Financing plc 5.50%, 09/04/2026(6)	138,000
180,000	Millicom International Cellular S.A. 6.25%, 03/25/2029(6)	157,500
200,000	MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(6)	190,580
225,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 year USD CMT + 4.274% thereafter)(6)(7)(8)	198,000
100,000	Nokia Oyj 4.38%, 06/12/2027	91,080
170,000	Telecom Argentina S.A. 8.00%, 07/18/2026(6)	147,054
230,000	VTR Comunicaciones S.p.A. 5.13%, 01/15/2028(6)	146,275
		1,439,277
	Toys/Games/Hobbies - 0.2%
	Mattel, Inc.
40,000	3.38%, 04/01/2026(1)	36,485
60,000	5.88%, 12/15/2027(1)	58,350
		94,835

41

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.0% - (continued)
	Transportation - 1.3%
$ 170,000	First Student Bidco, Inc. / First Transit Parent, Inc. 4.00%, 07/31/2029(1)	$ 138,142
230,000	Rumo Luxembourg S.a.r.l. 5.25%, 01/10/2028(6)	205,275
200,000	Shriram Transport Finance Co., Ltd. 4.40%, 03/13/2024(6)	186,194
		529,611
	Water - 0.9%
400,000	Aegea Finance S.a.r.l. 6.75%, 05/20/2029(1)	368,200
	Total Corporate Bonds (cost $19,604,790)	$ 14,000,389
FOREIGN GOVERNMENT OBLIGATIONS - 23.0%
	Benin - 0.3%
EUR 200,000	Benin Government International Bond 4.88%, 01/19/2032(6)	$ 135,034
	Bulgaria - 0.1%
100,000	Bulgaria Government International Bond 1.38%, 09/23/2050(6)	47,441
	Chile - 0.2%
CLP 85,000,000	Bonos de la Tesoreria de la Republica en pesos 4.70%, 09/01/2030(1)(6)	79,987
	Colombia - 1.0%
	Colombia Government International Bond
EUR 100,000	3.88%, 03/22/2026	89,132
$ 440,000	5.00%, 06/15/2045	267,708
COP 581,200,000	Colombian TES 7.00%, 06/30/2032	76,571
		433,411
	Czech Republic - 0.2%
CZK 2,430,000	Czech Republic Government Bond 2.50%, 08/25/2028(6)	81,219
	Denmark - 4.7%
DKK 15,000,000	Denmark Treasury Bill 0.00%, 12/01/2022(1)(5)(6)	1,989,915
	Gabon - 0.4%
$ 200,000	Gabon Government International Bond 6.95%, 06/16/2025(6)	180,172
	Ghana - 0.2%
200,000	Ghana Government International Bond 6.38%, 02/11/2027(6)	60,500
	Hungary - 0.5%
HUF 56,850,000	Hungary Government Bond 3.00%, 08/21/2030	85,170
	Hungary Government International Bond
EUR 45,000	1.50%, 11/17/2050(6)	19,797
150,000	1.63%, 04/28/2032(6)	100,515
		205,482
	Indonesia - 0.5%
$ 230,000	Indonesia Government International Bond 4.63%, 04/15/2043(6)	192,924
	Ivory Coast - 0.4%
EUR 200,000	Ivory Coast Government International Bond 5.88%, 10/17/2031(6)	149,636
	Japan - 9.0%
	Japan Treasury Discount Bill
JPY 125,000,000	(0.19%), 01/16/2023(5)	841,244
100,000,000	(0.19%), 03/10/2023(5)	673,118
125,000,000	(0.12%), 11/07/2022(5)	841,000
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 23.0% - (continued)
	Japan - 9.0% - (continued)
JPY 120,250,000	(0.12%), 11/21/2022(5)	$ 809,088
100,000,000	0.00%, 04/20/2023(5)	673,202
		3,837,652
	Mexico - 1.1%
	Mexico Government International Bond
EUR 150,000	1.13%, 01/17/2030	115,095
200,000	1.45%, 10/25/2033	133,894
100,000	2.13%, 10/25/2051	50,529
$ 206,000	5.00%, 04/27/2051	156,720
		456,238
	North Macedonia - 0.6%
	North Macedonia Government International Bond
EUR 100,000	3.68%, 06/03/2026(1)	87,123
200,000	3.68%, 06/03/2026(6)	174,246
		261,369
	Panama - 0.3%
$ 200,000	Panama Government International Bond 4.50%, 04/01/2056	132,203
	Peru - 0.5%
225,000	Fondo MIVIVIENDA S.A. 4.63%, 04/12/2027(1)	207,966
	Philippines - 0.1%
EUR 100,000	Philippine Government International Bond 1.75%, 04/28/2041	57,057
	Poland - 0.2%
PLN 500,000	Republic of Poland Government Bond 3.75%, 05/25/2027	85,951
	Romania - 0.7%
	Romanian Government International Bond
EUR 80,000	2.12%, 07/16/2031(6)	52,982
81,000	2.75%, 04/14/2041(1)	41,995
30,000	2.75%, 04/14/2041(6)	15,554
354,000	2.88%, 04/13/2042(6)	183,692
		294,223
	Senegal - 0.3%
	Senegal Government International Bond
100,000	4.75%, 03/13/2028(6)	80,616
100,000	5.38%, 06/08/2037(1)	60,163
		140,779
	South Africa - 0.4%
ZAR 1,630,000	Republic of South Africa Government Bond 8.00%, 01/31/2030	76,047
$ 100,000	Republic of South Africa Government International Bond 6.25%, 03/08/2041	76,000
		152,047
	Sri Lanka - 0.2%
	Sri Lanka Government International Bond
200,000	5.75%, 04/18/2023(6)(10)	44,936
200,000	6.85%, 03/14/2024(6)(10)	45,104
		90,040
	Supranational - 1.0%
INR 8,800,000	Asian Development Bank 6.20%, 10/06/2026	101,121
CNY 810,000	European Bank for Reconstruction & Development 2.00%, 01/21/2025	109,759
	European Investment Bank
IDR 1,670,000,000	5.75%, 01/24/2025(6)	104,467
MXN 2,485,000	7.50%, 07/30/2023	120,300
		435,647

42

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 23.0% - (continued)
	Ukraine - 0.1%
	Ukraine Government International Bond
$ 200,000	7.25%, 03/15/2035(6)(10)	$ 29,850
100,000	7.75%, 09/01/2029(6)(10)	17,487
		47,337
	Total Foreign Government Obligations (cost $12,226,399)	$ 9,754,230
SENIOR FLOATING RATE INTERESTS - 14.0%(11)
	Chemicals - 0.5%
221,081	Axalta Coating Systems U.S. Holdings, Inc. 5.42%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	$ 218,317
	Commercial Services - 1.9%
222,006	APX Group, Inc. 6.73%, 07/10/2028, 1 mo. USD LIBOR + 2.250%	203,586
EUR 250,000	Techem Verwaltungsgesellschaft 675 mbH 2.64%, 07/15/2025, 3 mo. EURIBOR + 2.375%	231,953
$ 196,110	Trans Union LLC 5.50%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	191,173
EUR 200,000	Verisure Holding AB 3.47%, 03/27/2028, 3 mo. EURIBOR + 3.250%	183,246
		809,958
	Distribution/Wholesale - 0.5%
$ 197,203	American Builders & Contractors Supply Co., Inc. 5.75%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	192,841
	Electronics - 0.3%
EUR 150,000	Zephyr German BidCo GmbH 4.22%, 03/10/2028, 3 mo. EURIBOR + 3.400%	135,206
	Environmental Control - 0.5%
$ 198,500	Clean Harbors, Inc. 5.75%, 10/08/2028, 1 mo. USD LIBOR + 2.000%	197,095
	Food - 0.3%
114,581	U.S. Foods, Inc. 6.50%, 11/22/2028, 3 mo. USD LIBOR + 2.750%	112,602
	Healthcare - Products - 1.1%
197,694	Agiliti Health, Inc. 5.94%, 01/04/2026, 3 mo. USD LIBOR + 2.750%	193,740
191,430	Avantor Funding, Inc. 6.00%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	187,416
99,500	Medline Borrower LP 7.00%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	91,374
		472,530
	Healthcare - Services - 0.9%
148,120	Catalent Pharma Solutions, Inc. 5.63%, 02/22/2028, 1 mo. USD LIBOR + 2.000%	146,084
250,000	IQVIA, Inc. 5.42%, 06/11/2025, 1 mo. USD LIBOR + 1.750%	248,595
		394,679
	Home Builders - 0.3%
114,138	Installed Building Products, Inc. 6.00%, 12/14/2028, 1 mo. USD LIBOR + 2.250%	111,499
	Insurance - 0.2%
98,992	Hub International Ltd. 7.53%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	97,114
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.0%(11) - (continued)
	Internet - 0.8%
$ 170,579	Go Daddy Operating Co. LLC 5.50%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	$ 169,300
173,688	Proofpoint, Inc. 6.32%, 08/31/2028, 1 mo. USD LIBOR + 3.250%	165,003
		334,303
	IT Services - 0.4%
171,790	Surf Holdings LLC 6.67%, 03/05/2027, 3 mo. USD LIBOR + 3.500%	167,844
	Leisure Time - 0.4%
196,756	Hayward Industries, Inc. 6.25%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	184,582
	Machinery-Diversified - 0.4%
196,589	Gardner Denver, Inc. 5.58%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	191,920
	Packaging & Containers - 1.2%
319,200	Clydesdale Acquisition Holdings, Inc. 8.00%, 04/13/2029, 1 mo. USD LIBOR + 4.175%	307,006
197,752	Proampac PG Borrower LLC 7.73%, 11/03/2025, 1 mo. USD LIBOR + 3.750%	187,370
		494,376
	Pharmaceuticals - 1.4%
EUR 234,875	Grifols S.A. 3.16%, 11/15/2027, 3 mo. EURIBOR + 2.250%	213,180
290,000	IVC Acquisition Ltd. 4.39%, 02/13/2026, 3 mo. EURIBOR + 4.000%	265,412
$ 138,593	Packaging Coordinators Midco, Inc. 7.42%, 11/30/2027, 3 mo. USD LIBOR + 3.750%	133,699
		612,291
	Retail - 0.5%
246,873	LBM Acquisition LLC 7.12%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	210,644
	Semiconductors - 0.5%
200,000	MKS Instruments, Inc. 6.32%, 08/17/2029, 1 mo. USD LIBOR + 2.750%	195,358
	Software - 1.2%
200,000	DCert Buyer, Inc. 9.90%, 02/19/2029, 1 mo. USD LIBOR + 7.000%	185,800
154,612	McAfee LLC 6.87%, 03/01/2029, 3 mo. USD LIBOR + 3.750%	141,181
196,989	Zelis Healthcare Corp. 7.25%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	193,747
		520,728
	Telecommunications - 0.3%
143,302	Xplornet Communications, Inc. 7.75%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	122,881
	Transportation - 0.4%
198,904	First Student Bidco, Inc. 6.64%, 07/21/2028, 1 mo. USD LIBOR + 3.000%	186,721
	Total Senior Floating Rate Interests (cost $6,445,916)	$ 5,963,489
U.S. GOVERNMENT AGENCIES - 9.0%
	Mortgage-Backed Agencies - 9.0%
	FHLMC - 1.1%
65,000	7.35%, 04/25/2042, 1 mo. USD SOFR + 4.350%(1)(2)	$ 59,800
142,385	7.84%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(2)	144,586

43

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 9.0% - (continued)
	Mortgage-Backed Agencies - 9.0% - (continued)
	FHLMC - 1.1% - (continued)
$ 115,000	8.25%, 03/25/2042, 1 mo. USD SOFR + 5.250%(1)(2)	$ 107,956
155,000	9.00%, 07/25/2042, 1 mo. USD SOFR + 6.000%(1)(2)	148,510
		460,852
	FNMA - 0.1%
25,000	8.25%, 03/25/2042, 1 mo. USD SOFR + 5.250%(1)(2)	23,562
44,000	10.00%, 04/25/2042, 1 mo. USD SOFR + 7.000%(1)(2)	41,655
		65,217
	UMBS - 7.8%
740,000	2.50%, 11/15/2052(12)	606,106
735,000	2.50%, 12/15/2052(12)	601,925
1,125,000	4.50%, 11/15/2052(12)	1,055,434
1,125,000	4.50%, 12/15/2052(12)	1,054,468
		3,317,933
	Total U.S. Government Agencies (cost $3,883,097)	$ 3,844,002
U.S. GOVERNMENT SECURITIES - 14.8%
	U.S. Treasury Securities - 14.8%
	U.S. Treasury Bonds - 3.0%
244,706	0.13%, 02/15/2052(13)	$ 155,675
529,000	1.13%, 08/15/2040	311,656
1,095,000	2.50%, 05/15/2046(14)	778,348
		1,245,679
	U.S. Treasury Notes - 11.8%
404,310	0.13%, 07/15/2030(13)(15)	360,586
758,398	0.25%, 07/15/2029(13)	691,673
2,380,000	1.88%, 02/15/2032(15)	1,976,887
320,000	2.88%, 05/15/2032	289,650
1,745,000	3.50%, 09/15/2025	1,700,421
		5,019,217
	Total U.S. Government Securities (cost $6,913,159)	$ 6,264,896
CONVERTIBLE PREFERRED STOCKS - 0.5%
	Automobiles & Components - 0.1%
545	Aptiv plc Series A, 5.50%	$ 58,250
	Health Care Equipment & Services - 0.2%
1,400	Becton Dickinson and Co. Series B, 6.00%	68,236
	Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
55	Danaher Corp. Series B, 5.00%	72,187
	Total Convertible Preferred Stocks (cost $242,683)	$ 198,673
ESCROWS - 0.6%(16)
	Consumer Services - 0.2%
100,000	Grifols Escrow Issuer S.A. Expires 10/15/2028(6)	$ 75,035
	Media & Entertainment - 0.4%
210,000	Scripps Escrow, Inc. Expires 07/15/2027(1)	190,249
	Total Escrows (cost $317,418)	$ 265,284
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.1%
	Utilities - 0.1%
1,049	NextEra Energy, Inc., 6.93%		$ 48,779
	Total Preferred Stocks (cost $51,139)		$ 48,779
	Total Long-Term Investments (cost $54,574,996)		$ 44,755,330
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 1.3%
$ 566,096	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2022 at 3.010%, due on 11/01/2022 with a maturity value of $566,143; collateralized by U.S. Treasury Note at 2.000%, maturing 06/30/2024, with a market value of $577,464		$ 566,096
	Total Short-Term Investments (cost $566,096)		$ 566,096
	Total Investments (cost $55,141,092)	106.7%	$ 45,321,426
	Other Assets and Liabilities	(6.7)%	(2,861,624)
	Total Net Assets	100.0%	$ 42,459,802
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2022, the aggregate value of these securities was $11,466,659, representing 27.0% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2022. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security is a zero-coupon bond.
(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2022, the aggregate value of these securities was $10,327,089, representing 24.3% of net assets.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

44

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2022.
(12)	Represents or includes a TBA transaction.
(13)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(14)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of October 31, 2022, the market value of securities pledged was $504,682.
(15)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2022, the market value of securities pledged was $378,599.
(16)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

OTC Swaptions Outstanding at October 31, 2022
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaptions:
Call
CDX.NA.HY.S39.V1*	MSC	98.50%	Pay	11/16/2022	USD	(2,115,000)	$ (26,212)	$ (23,920)	$ (2,292)
ITRAXX-XOVERS.S38.V1*	BCLY	637.50%	Pay	11/16/2022	EUR	(2,195,000)	(65,060)	(39,180)	(25,880)
							$ (91,272)	$ (63,100)	$ (28,172)
Put
CDX.NA.HY.S39.V1*	MSC	98.50%	Receive	11/16/2022	USD	(2,115,000)	$ (15,015)	$ (25,804)	$ 10,789
ITRAXX-XOVERS.S38.V1*	BCLY	637.50%	Receive	11/16/2022	EUR	(2,195,000)	(5,972)	(38,515)	32,543
							$ (20,987)	$ (64,319)	$ 43,332
Total Written Option Contracts OTC swaption contracts							$ (112,259)	$ (127,419)	$ 15,160

*	Swaptions with forward premiums.

Futures Contracts Outstanding at October 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	15	12/15/2022	$ 1,136,446	$ (7,354)
Canadian 10-Year Bond Future	12	12/19/2022	1,082,336	(6,902)
U.S. Treasury 2-Year Note Future	46	12/30/2022	9,401,609	(58,889)
U.S. Treasury 10-Year Note Future	63	12/20/2022	6,967,406	(347,203)
Total				$ (420,348)
Short position contracts:
Euro BUXL 30-Year Bond Future	6	12/08/2022	$ 855,239	$ 76,692
Euro-BOBL Future	5	12/08/2022	591,379	15,641
Euro-BUND Future	6	12/08/2022	820,963	40,151
U.S. Treasury 5-Year Note Future	2	12/30/2022	213,188	5,731
U.S. Treasury Long Bond Future	3	12/20/2022	361,500	46,665
Total				$ 184,880
Total futures contracts				$ (235,468)

45

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.38.V1	USD	675,000	(1.00%)	12/20/2027	Quarterly	$ 56,456	$ 55,126	$ (1,330)
Sell protection:
CDX.NA.HY.39.V1	USD	1,930,000	5.00%	12/20/2027	Quarterly	$ (83,407)	$ (1,491)	$ 81,916
ITRAXX-XOVERS.38.V1	EUR	2,375,000	5.00%	12/20/2027	Quarterly	(137,863)	(37,391)	100,472
Total						$ (221,270)	$ (38,882)	$ 182,388
Total centrally cleared credit default swap contracts						$ (164,814)	$ 16,244	$ 181,058

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at October 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
38,000	EUR	37,013	USD	SCB	12/21/2022	$ 711
34,000	EUR	33,496	USD	UBS	12/21/2022	257
32,000	EUR	31,586	USD	TDB	12/21/2022	181
14,000	EUR	14,066	USD	BOA	12/21/2022	(168)
85,000	EUR	84,592	USD	CBK	12/21/2022	(208)
20,000	EUR	20,262	USD	CBA	12/21/2022	(407)
133,675	USD	200,000	AUD	UBS	12/21/2022	5,563
125,649	USD	171,000	CAD	BCLY	11/30/2022	266
139,154	USD	185,000	CAD	TDB	12/21/2022	3,442
2,038,323	USD	15,072,000	DKK	MSC	12/21/2022	28,247
31,689	USD	32,000	EUR	GSC	11/30/2022	(6)
3,184,939	USD	3,223,000	EUR	UBS	11/30/2022	(7,279)
2,303,352	USD	2,288,000	EUR	DEUT	12/21/2022	31,961
268,297	USD	233,000	GBP	TDB	12/21/2022	(465)
869,500	USD	125,000,000	JPY	CBA	11/07/2022	27,883
846,244	USD	120,250,000	JPY	TDB	11/21/2022	35,345
259,669	USD	37,000,000	JPY	MSC	12/21/2022	9,028
872,565	USD	125,000,000	JPY	JPM	01/17/2023	22,652
708,838	USD	100,000,000	JPY	BNP	03/10/2023	23,987
712,408	USD	100,000,000	JPY	CBK	04/20/2023	23,436
Total foreign currency contracts						$ 204,426
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
46

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 3,284,401	$ —	$ 3,284,401	$ —
Convertible Bonds	1,131,187	—	1,131,187	—
Corporate Bonds	14,000,389	—	14,000,389	—
Foreign Government Obligations	9,754,230	—	9,754,230	—
Senior Floating Rate Interests	5,963,489	—	5,963,489	—
U.S. Government Agencies	3,844,002	—	3,844,002	—
U.S. Government Securities	6,264,896	—	6,264,896	—
Convertible Preferred Stocks	198,673	198,673	—	—
Escrows	265,284	—	265,284	—
Preferred Stocks	48,779	48,779	—	—
Short-Term Investments	566,096	—	566,096	—
Foreign Currency Contracts(2)	212,959	—	212,959	—
Futures Contracts(2)	184,880	184,880	—	—
Swaps - Credit Default(2)	182,388	—	182,388	—
Total	$ 45,901,653	$ 432,332	$ 45,469,321	$ —
Liabilities
Foreign Currency Contracts(2)	$ (8,533)	$ —	$ (8,533)	$ —
Futures Contracts(2)	(420,348)	(420,348)	—	—
Swaps - Credit Default(2)	(1,330)	—	(1,330)	—
Written Options	(112,259)	—	(112,259)	—
Total	$ (542,470)	$ (420,348)	$ (122,122)	$ —

(1)	For the period ended October 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
47

Hartford Total Return Bond ETF
Schedule of Investments
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.1%
	Asset-Backed - Automobile - 0.7%
$ 146,325	Chesapeake Funding LLC 1.95%, 09/15/2031(1)	$ 146,122
645,000	Credit Acceptance Auto Loan Trust 1.00%, 05/15/2030(1)	605,778
760,000	Exeter Automobile Receivables Trust 4.57%, 01/15/2027	741,486
195,000	GLS Auto Receivables Issuer Trust 4.92%, 01/15/2027(1)	190,085
280,000	GMF Floorplan Owner Revolving Trust 0.68%, 08/15/2025(1)	270,048
	Santander Drive Auto Receivables Trust
220,000	1.48%, 01/15/2027	209,232
1,540,000	4.42%, 11/15/2027	1,480,867
350,000	4.72%, 06/15/2027	343,180
1,010,000	Tricolor Auto Securitization Trust 1.00%, 06/17/2024(1)	1,000,679
	Westlake Automobile Receivables Trust
610,000	1.65%, 02/17/2026(1)	567,487
1,180,000	4.31%, 09/15/2027(1)	1,136,206
		6,691,170
	Asset-Backed - Credit Card - 0.2%
	Mercury Financial Credit Card Master Trust
865,000	1.54%, 03/20/2026(1)	817,008
1,500,000	2.50%, 09/21/2026(1)	1,378,882
		2,195,890
	Asset-Backed - Finance & Insurance - 5.5%
78,158	Atlas Senior Loan Fund Ltd. 3.58%, 04/20/2028, 3 mo. USD LIBOR + 0.870%(1)(2)	77,298
2,400,000	Bain Capital Credit CLO Ltd. 5.54%, 07/25/2034, 3 mo. USD LIBOR + 1.180%(1)(2)	2,299,099
32,643	Bayview Koitere Fund Trust 3.50%, 07/28/2057(1)(3)	30,991
21,241	Bayview Opportunity Master Fund Trust 3.50%, 10/28/2057(1)(3)	20,421
298,518	BHG Securitization Trust 0.90%, 10/17/2034(1)	279,855
	BlueMountain CLO Ltd.
1,440,000	5.34%, 04/20/2034, 3 mo. USD LIBOR + 1.100%(1)(2)	1,377,691
2,850,000	5.38%, 04/19/2034, 3 mo. USD LIBOR + 1.150%(1)(2)	2,732,235
3,300,000	Buckhorn Park CLO Ltd. 5.31%, 07/18/2034, 3 mo. USD LIBOR + 1.120%(1)(2)	3,167,855
936,202	Carlyle Global Market Strategies CLO Ltd. 5.08%, 01/15/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	913,327
	Carlyle U.S. CLO Ltd.
2,047,000	5.14%, 04/15/2034, 3 mo. USD LIBOR + 1.060%(1)(2)	1,949,454
1,010,000	5.32%, 04/20/2034, 3 mo. USD LIBOR + 1.080%(1)(2)	970,277
	CIFC Funding Ltd.
318,556	5.10%, 04/19/2029, 3 mo. USD LIBOR + 0.870%(1)(2)	310,065
970,000	5.19%, 04/18/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	948,829
375,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	359,382
3,462,555	Galaxy XXIII CLO Ltd. 5.19%, 04/24/2029, 3 mo. USD LIBOR + 0.870%(1)(2)	3,392,092
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.1% - (continued)
	Asset-Backed - Finance & Insurance - 5.5% - (continued)
	Madison Park Funding Ltd.
$ 235,936	5.18%, 04/19/2030, 3 mo. USD LIBOR + 0.950%(1)(2)	$ 232,924
2,310,000	5.20%, 07/17/2034, 3 mo. USD LIBOR + 1.120%(1)(2)	2,217,981
228,104	Magnetite Ltd. 4.88%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(1)(2)	223,371
1,300,000	MF1 Multifamily Housing Mortgage 4.64%, 02/19/2037, 3 mo USD SOFR + 1.750%(1)(2)	1,200,330
2,490,000	Nassau Ltd. 5.33%, 08/26/2034, 3 mo. USD LIBOR + 1.250%(1)(2)	2,342,278
925,000	OCP CLO Ltd. 5.20%, 04/18/2033, 3 mo. USD LIBOR + 1.270%(1)(2)	893,781
	OZLM Ltd.
182,294	5.09%, 07/17/2029, 3 mo. USD LIBOR + 1.010%(1)(2)	179,443
550,000	5.34%, 10/20/2031, 3 mo. USD LIBOR + 1.100%(1)(2)	534,365
	Progress Residential Trust
1,715,902	1.51%, 10/17/2038(1)	1,435,351
454,793	4.45%, 06/17/2039(1)	425,723
2,065,000	Regatta Funding Ltd. 5.40%, 04/20/2034, 3 mo. USD LIBOR + 1.160%(1)(2)	1,977,812
2,365,000	RR LLC 5.23%, 07/15/2035, 3 mo. USD LIBOR + 1.150%(1)(2)	2,269,402
2,025,000	RR Ltd. 5.19%, 07/15/2036, 3 mo. USD LIBOR + 1.110%(1)(2)	1,942,350
	Sound Point CLO Ltd.
950,000	5.34%, 04/18/2031, 3 mo. USD LIBOR + 1.150%(1)(2)	920,922
250,000	5.40%, 01/26/2031, 3 mo. USD LIBOR + 1.070%(1)(2)	245,066
2,270,000	5.43%, 04/25/2034, 3 mo. USD LIBOR + 1.070%(1)(2)	2,158,548
2,590,000	Symphony CLO Ltd. 5.21%, 04/19/2034, 3 mo. USD LIBOR + 0.980%(1)(2)	2,467,138
2,365,000	THL Credit Wind River CLO Ltd. 5.67%, 10/20/2033, 3 mo. USD LIBOR + 1.430%(1)(2)	2,279,971
2,280,000	Thompson Park CLO Ltd. 5.08%, 04/15/2034, 3 mo. USD LIBOR + 1.000%(1)(2)	2,183,346
414,864	TICP CLO Ltd. 5.08%, 04/20/2028, 3 mo. USD LIBOR + 0.840%(1)(2)	409,536
	Venture CLO Ltd.
2,270,000	5.21%, 04/15/2034, 3 mo. USD LIBOR + 1.130%(1)(2)	2,153,894
915,000	5.32%, 04/15/2034, 3 mo. USD LIBOR + 1.240%(1)(2)	879,892
	Voya CLO Ltd.
630,954	5.09%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(2)	620,781
705,000	5.38%, 10/18/2031, 3 mo. USD LIBOR + 1.190%(1)(2)	690,721
1,830,000	Wellfleet CLO Ltd. 5.41%, 07/20/2032, 3 mo. USD LIBOR + 1.170%(1)(2)	1,753,182
		51,466,979
	Commercial Mortgage-Backed Securities - 4.7%
965,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	876,853
520,000	Barclays Commercial Mortgage Trust 4.60%, 06/15/2055(3)	478,874
	Benchmark Mortgage Trust
20,297,717	0.51%, 07/15/2051(3)(4)	353,655

48

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.1% - (continued)
	Commercial Mortgage-Backed Securities - 4.7% - (continued)
$ 9,312,032	0.56%, 01/15/2051(3)(4)	$ 179,651
8,889,738	1.22%, 03/15/2062(3)(4)	468,928
3,647,214	1.52%, 01/15/2054(3)(4)	321,488
1,863,033	1.79%, 07/15/2053(3)(4)	148,926
2,200,000	3.88%, 02/15/2051(3)	2,008,598
1,180,000	BPR Trust 6.61%, 08/15/2024, 1 mo. USD SOFR + 3.232%(1)(2)	1,162,293
	BX Commercial Mortgage Trust
1,612,834	4.33%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(2)	1,580,508
580,000	5.18%, 05/15/2035, 1 mo. USD LIBOR + 1.770%(1)(2)	548,780
1,210,000	BX Trust 5.83%, 08/15/2039, 1 mo. USD SOFR + 2.451%(1)(2)	1,206,239
785,000	CAMB Commercial Mortgage Trust 5.96%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	731,270
1,527,000	CD Mortgage Trust 3.63%, 02/10/2050	1,395,165
	Citigroup Commercial Mortgage Trust
1,300,000	3.62%, 07/10/2047	1,251,129
766,000	4.09%, 11/15/2049(3)	644,520
80,455	Citigroup Mortgage Loan Trust 3.25%, 03/25/2061(1)(3)	75,772
	Commercial Mortgage Trust
10,048,617	0.51%, 02/10/2047(3)(4)	46,959
389,000	2.82%, 01/10/2039(1)	334,656
31,456	2.94%, 01/10/2046	31,374
700,000	3.18%, 02/10/2035(1)	644,760
1,470,000	3.61%, 08/10/2049(1)(3)	1,381,900
900,000	3.80%, 08/10/2047	864,934
395,000	3.90%, 01/10/2039(1)(3)	328,313
1,095,125	3.96%, 03/10/2047	1,066,590
360,000	4.24%, 02/10/2047(3)	352,820
913,511	4.27%, 07/10/2045(3)	905,816
12,315,811	CSAIL Commercial Mortgage Trust 0.72%, 06/15/2057(3)(4)	166,638
	DBJPM Mortgage Trust
3,949,641	1.71%, 09/15/2053(3)(4)	281,385
2,660,000	2.89%, 08/10/2049	2,391,668
2,479,528	Extended Stay America Trust 4.49%, 07/15/2038, 1 mo. USD LIBOR + 1.080%(1)(2)	2,380,188
	FirstKey Homes Trust
2,048,382	1.38%, 09/17/2038(1)	1,729,958
671,204	4.15%, 05/17/2039(1)	625,181
	GS Mortgage Securities Trust
6,602,203	0.67%, 02/13/2053(3)(4)	217,741
2,000,000	3.05%, 05/10/2049	1,825,727
2,440,000	3.43%, 08/10/2050	2,208,880
890,000	3.63%, 11/10/2047	850,174
100,000	4.07%, 01/10/2047	97,662
190,000	4.11%, 08/15/2036, 1 mo. USD SOFR + 0.731%(1)(2)	186,442
415,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.81%, 01/16/2037(1)	374,773
	JPMBB Commercial Mortgage Securities Trust
537,872	3.36%, 07/15/2045	530,321
100,000	3.93%, 09/15/2047	96,214
100,000	4.00%, 04/15/2047	97,207
2,050,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	1,888,445
358,784	Life Mortgage Trust 4.81%, 03/15/2038, 1 mo. USD LIBOR + 1.400%(1)(2)	332,772
1,410,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.53%, 12/15/2047	1,344,834
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.1% - (continued)
	Commercial Mortgage-Backed Securities - 4.7% - (continued)
$ 3,961,695	Morgan Stanley Capital Trust 1.33%, 06/15/2050(3)(4)	$ 153,793
1,005,120	UBS-Barclays Commercial Mortgage Trust 3.24%, 04/10/2046	994,508
	Wells Fargo N.A.
5,738,341	0.60%, 11/15/2062(3)(4)	185,830
14,035,177	0.64%, 11/15/2062(3)(4)	496,764
15,783,991	0.70%, 02/15/2061(3)(4)	460,768
5,847,016	0.71%, 11/15/2050(3)(4)	165,702
3,593,428	0.77%, 11/15/2054(3)(4)	110,792
11,033,259	0.88%, 01/15/2063(3)(4)	515,722
3,461,857	0.89%, 05/15/2062(3)(4)	150,783
7,299,060	1.78%, 03/15/2063(3)(4)	722,516
1,790,000	3.44%, 09/15/2060	1,611,703
	WF-RBS Commercial Mortgage Trust
117,728	2.88%, 12/15/2045	117,476
1,025,000	3.61%, 11/15/2047	980,243
100,000	4.00%, 05/15/2047	96,943
100,000	4.05%, 03/15/2047	97,647
		43,878,171
	Other Asset-Backed Securities - 2.8%
164,573	Aaset Trust 3.35%, 01/16/2040(1)	132,788
	Affirm Asset Securitization Trust
208,007	1.90%, 01/15/2025(1)	201,513
87,514	3.46%, 10/15/2024(1)	86,628
565,000	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	557,307
375,000	Arbor Realty Commercial Real Estate Notes Ltd. 4.51%, 05/15/2036, 1 mo. USD LIBOR + 1.100%(1)(2)	363,970
820,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	768,866
	CF Hippolyta Issuer LLC
196,404	1.98%, 03/15/2061(1)	166,192
348,180	1.99%, 07/15/2060(1)	284,072
	Domino's Pizza Master Issuer LLC
930,825	2.66%, 04/25/2051(1)	745,688
408,450	3.67%, 10/25/2049(1)	340,269
48,000	4.12%, 07/25/2048(1)	44,777
440,000	Marlette Funding Trust 1.06%, 09/15/2031(1)	424,982
678,655	Navient Private Education Refi Loan Trust 0.97%, 12/16/2069(1)	550,188
2,205,000	NRZ Advance Receivables Trust 1.48%, 09/15/2053(1)	2,101,783
168,738	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	153,593
	Pretium Mortgage Credit Partners LLC
805,974	1.74%, 07/25/2051(1)(5)	734,299
819,697	1.87%, 07/25/2051(1)(5)	726,208
927,013	1.99%, 06/27/2060(1)(5)	848,742
1,637,008	1.99%, 02/25/2061(1)(5)	1,507,625
	Progress Residential Trust
640,000	3.20%, 04/17/2039(1)	575,243
1,750,000	4.44%, 05/17/2041(1)	1,602,543
755,000	4.75%, 10/27/2039(1)	718,275
188,833	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	141,546
310,000	Stack Infrastructure Issuer LLC 1.89%, 08/25/2045(1)	274,625
490,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	428,801
248,764	Upstart Securitization Trust 0.83%, 07/20/2031(1)	241,000
	Vantage Data Centers Issuer LLC
1,640,000	1.65%, 09/15/2045(1)	1,437,316
970,441	4.20%, 11/15/2043(1)	949,050

49

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.1% - (continued)
	Other Asset-Backed Securities - 2.8% - (continued)
$ 1,733,824	Vericrest Opportunity Loan Transferee 1.87%, 08/25/2051(1)(5)	$ 1,556,098
609,097	VOLT C LLC 1.99%, 05/25/2051(1)(5)	544,848
1,252,748	VOLT XCIII LLC 1.89%, 02/27/2051(1)(5)	1,150,440
967,246	VOLT XCIV LLC 2.24%, 02/27/2051(1)(5)	838,000
1,171,529	VOLT XCIX LLC 2.12%, 04/25/2051(1)(5)	1,070,665
873,726	VOLT XCV LLC 2.24%, 03/27/2051(1)(5)	805,308
968,781	VOLT XCVII LLC 2.24%, 04/25/2051(1)(5)	872,689
	Wendy's Funding LLC
2,133,000	2.37%, 06/15/2051(1)	1,657,919
585,787	3.88%, 03/15/2048(1)	507,013
243,163	Wingstop Funding LLC 2.84%, 12/05/2050(1)	202,836
		26,313,705
	Whole Loan Collateral CMO - 10.2%
1,656,385	510 Asset Backed Trust 2.24%, 06/25/2061(1)(5)	1,519,347
465,475	Ajax Mortgage Loan Trust 2.12%, 01/25/2061(1)(5)	433,092
	Angel Oak Mortgage Trust
615,948	0.91%, 01/25/2066(1)(3)	525,419
1,451,958	0.95%, 07/25/2066(1)(3)	1,259,163
457,965	0.99%, 04/25/2053(1)(3)	426,833
516,499	0.99%, 04/25/2066(1)(3)	469,519
1,117,640	1.07%, 05/25/2066(1)(3)	851,151
551,219	1.24%, 01/20/2065(1)(3)	405,667
1,013,702	1.82%, 11/25/2066(1)(3)	808,857
2,652,283	2.88%, 12/25/2066(1)(5)	2,240,307
49,933	Bear Stearns Adjustable Rate Mortgage Trust 3.65%, 08/25/2035(3)	44,848
690,515	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	582,363
	BRAVO Residential Funding Trust
399,781	0.94%, 02/25/2049(1)(3)	357,866
406,315	0.97%, 03/25/2060(1)(3)	378,679
1,713,871	1.62%, 03/01/2061(1)(5)	1,549,454
509,954	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	426,816
2,671,341	CHNGE Mortgage Trust 3.76%, 03/25/2067(1)(3)	2,425,247
2,091	CIM Trust 3.00%, 04/25/2057(1)(3)	2,083
	COLT Mortgage Loan Trust
248,226	0.80%, 07/27/2054(1)	214,549
875,853	0.91%, 06/25/2066(1)(3)	687,075
1,664,269	0.96%, 09/27/2066(1)(3)	1,276,883
1,002,295	1.34%, 08/25/2066(1)(3)	776,910
2,493,988	1.40%, 10/25/2066(1)(3)	2,055,046
2,658,613	2.28%, 12/27/2066(1)(3)	2,176,175
435,744	4.30%, 03/25/2067(1)(3)	399,315
	Connecticut Avenue Securities Trust
357,481	5.55%, 07/25/2042, 1 mo. USD SOFR + 2.550%(1)(2)	352,672
222,614	5.74%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	211,483
43,119	5.89%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	43,063
	CSMC Trust
250,219	0.81%, 05/25/2065(1)(3)	227,325
608,032	0.83%, 03/25/2056(1)(3)	487,332
826,202	0.94%, 05/25/2066(1)(3)	614,070
1,329,303	1.10%, 05/25/2066(1)(3)	1,035,104
1,067,480	1.18%, 02/25/2066(1)(3)	955,615
536,688	1.80%, 12/27/2060(1)(3)	487,732
1,033,681	1.84%, 10/25/2066(1)(3)	820,485
2,838,396	2.27%, 11/25/2066(1)(3)	2,316,880
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.1% - (continued)
	Whole Loan Collateral CMO - 10.2% - (continued)
$ 382,801	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(3)	$ 316,494
149,008	Eagle RE Ltd. 5.29%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(2)	147,853
	Ellington Financial Mortgage Trust
145,347	0.80%, 02/25/2066(1)(3)	113,527
364,161	0.93%, 06/25/2066(1)(3)	280,001
1,153,204	2.21%, 01/25/2067(1)(3)	969,669
	Fannie Mae Connecticut Avenue Securities
98,009	5.79%, 08/25/2030, 1 mo. USD LIBOR + 2.200%(2)	96,529
120,414	5.94%, 01/25/2031, 1 mo. USD LIBOR + 2.350%(2)	118,006
74,353	6.19%, 05/25/2024, 1 mo. USD LIBOR + 2.600%(2)	74,109
465,540	6.59%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	466,408
419,589	7.14%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(2)	427,006
349,294	7.94%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	358,981
479,943	7.99%, 01/25/2024, 1 mo. USD LIBOR + 4.400%(2)	485,610
228,217	8.49%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	234,526
113,601	8.59%, 11/25/2024, 1 mo. USD LIBOR + 5.000%(2)	114,027
158,624	8.59%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(2)	161,169
794,345	9.14%, 04/25/2028, 1 mo. USD LIBOR + 5.550%(2)	814,358
610,912	9.29%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	643,562
128,111	9.59%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(2)	132,367
2,492,107	FirstKey Homes Trust 4.25%, 07/17/2039(1)	2,303,299
	GCAT Trust
701,269	0.87%, 01/25/2066(1)(3)	616,950
753,336	1.04%, 05/25/2066(1)(3)	654,248
1,015,189	1.09%, 05/25/2066(1)(3)	813,783
1,430,709	1.09%, 08/25/2066(1)(3)	1,105,905
789,900	1.92%, 08/25/2066(1)(3)	650,207
	Imperial Fund Mortgage Trust
804,274	1.07%, 09/25/2056(1)(3)	600,065
2,778,063	3.64%, 03/25/2067(1)(5)	2,412,589
	Legacy Mortgage Asset Trust
394,100	1.65%, 11/25/2060(1)(5)	362,715
527,728	1.75%, 04/25/2061(1)(5)	459,124
726,846	1.75%, 07/25/2061(1)(5)	660,373
	LSTAR Securities Investment Ltd.
1,245,491	5.47%, 03/02/2026, 1 mo. USD LIBOR + 1.700%(1)(2)	1,112,138
833,875	5.57%, 02/01/2026, 1 mo. USD LIBOR + 1.800%(1)(2)	757,885
590,116	MetLife Securitization Trust 3.75%, 03/25/2057(1)(3)	550,535
	MFA Trust
91,614	1.01%, 01/26/2065(1)(3)	83,508
632,793	1.03%, 11/25/2064(1)(3)	476,588
466,396	1.15%, 04/25/2065(1)(3)	429,667
17,112	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	16,780
	New Residential Mortgage Loan Trust
506,643	0.94%, 07/25/2055(1)(3)	430,050
383,569	0.94%, 10/25/2058(1)(3)	355,137

50

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.1% - (continued)
	Whole Loan Collateral CMO - 10.2% - (continued)
$ 2,574,634	2.28%, 01/25/2026(1)(3)	$ 2,071,804
515,823	3.50%, 12/25/2057(1)(3)	481,805
434,247	3.94%, 09/25/2057(1)(3)	407,557
331,969	4.00%, 04/25/2057(1)(3)	313,343
369,064	4.00%, 08/27/2057(1)(3)	342,608
171,165	4.34%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	164,864
1,616,798	NMLT Trust 1.19%, 05/25/2056(1)(3)	1,330,481
	Onslow Bay Financial LLC
1,011,805	1.05%, 07/25/2061(1)(3)	750,797
980,116	1.07%, 02/25/2066(1)(3)	842,450
2,356,597	2.31%, 11/25/2061(1)(3)	1,874,521
430,450	PMT Credit Risk Transfer Trust 6.49%, 02/27/2024, 1 mo. USD LIBOR + 2.900%(1)(2)	409,987
	Preston Ridge Partners Mortgage Trust LLC
390,365	1.32%, 07/25/2051(1)(5)	346,241
1,033,001	1.79%, 06/25/2026(1)(5)	920,430
1,002,043	1.79%, 07/25/2026(1)(5)	902,066
1,710,818	1.87%, 04/25/2026(1)(5)	1,525,490
395,469	2.12%, 03/25/2026(1)(3)	364,573
224,229	2.36%, 11/25/2025(1)(5)	204,589
1,889,683	2.36%, 10/25/2026(1)(5)	1,715,783
874,060	2.49%, 10/25/2026(1)(5)	742,951
397,486	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	364,238
	Seasoned Credit Risk Transfer Trust
681,492	2.50%, 08/25/2059	567,339
344,021	3.50%, 08/25/2057(3)	326,339
520,682	3.50%, 11/25/2057	479,160
1,381,249	3.50%, 07/25/2058	1,261,981
559,912	3.50%, 08/25/2058	519,025
1,914,897	3.50%, 10/25/2058	1,733,036
1,364,225	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	1,178,850
	Starwood Mortgage Residential Trust
307,073	0.94%, 05/25/2065(1)(3)	280,922
1,169,183	1.13%, 06/25/2056(1)(3)	934,830
827,396	1.22%, 05/25/2065(1)(3)	761,519
1,597,017	1.92%, 11/25/2066(1)(3)	1,242,392
134,271	Structured Agency Credit Risk Trust 5.24%, 04/25/2043, 1 mo. USD LIBOR + 1.650%(1)(2)	134,081
1,210,000	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)(5)	1,143,915
	Towd Point Mortgage Trust
843,443	1.75%, 10/25/2060(1)	745,719
892,621	2.16%, 01/25/2052(1)(3)	872,265
167,416	2.75%, 10/25/2056(1)(3)	164,272
584,453	2.75%, 06/25/2057(1)(3)	552,436
780,766	2.75%, 10/25/2057(1)(3)	745,360
932,980	2.90%, 10/25/2059(1)(3)	850,137
2,149,205	2.92%, 11/30/2060(1)(3)	1,885,751
793,569	3.25%, 03/25/2058(1)(3)	757,203
88,327	3.25%, 07/25/2058(1)(3)	84,325
52,065	3.75%, 05/25/2058(1)(3)	48,697
	Triangle Re Ltd.
970,257	4.90%, 02/25/2034, 3 mo. USD SOFR + 1.900%(1)(2)	964,634
262,667	5.64%, 10/25/2033, 1 mo. USD LIBOR + 2.050%(1)(2)	262,598
664,664	TRK Trust 1.15%, 07/25/2056(1)(3)	550,891
	VCAT LLC
891,451	1.74%, 05/25/2051(1)(5)	792,009
273,547	2.12%, 03/27/2051(1)(5)	248,213
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.1% - (continued)
	Whole Loan Collateral CMO - 10.2% - (continued)
	Verus Securitization Trust
$ 200,726	0.82%, 10/25/2063(1)(3)	$ 181,636
498,660	0.92%, 02/25/2064(1)(3)	452,616
2,329,923	0.94%, 07/25/2066(1)(3)	1,924,332
2,635,555	1.01%, 09/25/2066(1)(3)	2,107,912
453,261	1.03%, 02/25/2066(1)(3)	363,056
1,105,644	1.82%, 11/25/2066(1)(3)	909,416
2,171,514	1.83%, 10/25/2066(1)(3)	1,735,900
1,754,518	2.72%, 01/25/2067(1)(5)	1,430,502
		95,920,020
	Total Asset & Commercial Mortgage-Backed Securities (cost $252,931,376)	$ 226,465,935
CORPORATE BONDS - 25.0%
	Advertising - 0.0%
	Lamar Media Corp.
111,000	3.75%, 02/15/2028	$ 97,414
80,000	4.88%, 01/15/2029	72,800
		170,214
	Aerospace/Defense - 0.4%
	Boeing Co.
392,000	5.04%, 05/01/2027	377,142
716,000	5.15%, 05/01/2030	662,231
100,000	5.93%, 05/01/2060	84,209
	L3Harris Technologies, Inc.
105,000	2.90%, 12/15/2029	87,318
745,000	3.85%, 06/15/2023	738,381
100,000	3.85%, 12/15/2026	93,409
1,640,000	Lockheed Martin Corp. 5.10%, 11/15/2027	1,642,693
155,000	Northrop Grumman Corp. 5.15%, 05/01/2040	142,246
		3,827,629
	Agriculture - 0.4%
	BAT Capital Corp.
98,700	3.56%, 08/15/2027	85,853
1,876,000	4.74%, 03/16/2032	1,571,595
1,460,000	BAT International Finance plc 4.45%, 03/16/2028	1,292,684
1,045,000	Kernel Holding S.A. 6.50%, 10/17/2024(6)	338,580
195,000	Reynolds American, Inc. 5.70%, 08/15/2035	164,551
		3,453,263
	Apparel - 0.2%
260,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	237,575
1,904,000	William Carter Co. 5.63%, 03/15/2027(1)	1,810,088
		2,047,663
	Auto Manufacturers - 0.1%
	General Motors Financial Co., Inc.
948,000	3.60%, 06/21/2030	770,208
95,000	4.00%, 10/06/2026	87,173
		857,381
	Auto Parts & Equipment - 0.0%
450,000	Autozone, Inc. 4.75%, 08/01/2032	417,868
	Beverages - 0.3%
120,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036	108,501
	Anheuser-Busch InBev Worldwide, Inc.
386,000	4.60%, 04/15/2048	316,955
89,000	4.75%, 04/15/2058	71,989
1,063,000	5.45%, 01/23/2039	995,911

51

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Beverages - 0.3% - (continued)
	Constellation Brands, Inc.
$ 70,000	2.88%, 05/01/2030	$ 57,840
100,000	3.50%, 05/09/2027	91,766
915,000	Keurig Dr Pepper, Inc. 3.95%, 04/15/2029	830,764
		2,473,726
	Biotechnology - 0.4%
	CSL Finance plc
750,000	4.05%, 04/27/2029(1)	688,769
755,000	4.25%, 04/27/2032(1)	682,056
	Royalty Pharma plc
100,000	1.20%, 09/02/2025	88,170
1,979,000	2.15%, 09/02/2031	1,442,267
511,000	2.20%, 09/02/2030	386,398
128,000	3.35%, 09/02/2051	74,906
		3,362,566
	Chemicals - 0.1%
1,120,000	Celanese US Holdings LLC 6.17%, 07/15/2027	1,057,490
	Commercial Banks - 5.6%
	Bank of America Corp.
100,000	0.98%, 09/25/2025, (0.98% fixed rate until 09/25/2024; 3 mo. USD SOFR + 0.910% thereafter)(7)	90,869
155,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 3 mo. USD SOFR + 1.530% thereafter)(7)	114,528
130,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 3 mo. USD SOFR + 1.370% thereafter)(7)	95,322
2,141,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD LIBOR + 0.990% thereafter)(7)	1,680,075
1,054,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.210% thereafter)(7)	793,472
4,010,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.320% thereafter)(7)	3,096,332
960,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(7)	802,532
731,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(7)	660,305
830,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 3 mo. USD SOFR + 2.040% thereafter)(7)	791,173
395,000	5.02%, 07/22/2033, (5.02% fixed rate until 07/22/2032; 3 mo. USD SOFR + 2.160% thereafter)(7)	361,901
1,975,000	Bank of Ireland Group plc 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 12 mo. USD CMT + 2.650% thereafter)(1)(7)	1,905,107
	Barclays plc
245,000	5.75%, 08/09/2033, (5.75% fixed rate until 08/09/2032; 12 mo. USD CMT + 3.000% thereafter)(7)	217,494
550,000	7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 12 mo. USD CMT + 3.300% thereafter)(7)	547,169
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Commercial Banks - 5.6% - (continued)
	BNP Paribas S.A.
$ 200,000	2.16%, 09/15/2029, (2.16% fixed rate until 09/15/2028; 3 mo. USD SOFR + 1.218% thereafter)(1)(7)	$ 153,853
1,050,000	2.22%, 06/09/2026, (2.07% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(7)	938,599
1,010,000	2.59%, 01/20/2028, (2.59% fixed rate until 01/20/2027; 3 mo. USD SOFR + 1.228% thereafter)(1)(7)	850,282
	Credit Suisse Group AG
350,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(7)	239,851
525,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 3 mo. USD SOFR + 3.700% thereafter)(1)(7)	473,723
2,855,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 3 mo. USD SOFR + 3.920% thereafter)(1)(7)	2,483,093
530,000	Danske Bank A/S 5.38%, 01/12/2024(1)	522,216
	Deutsche Bank AG
700,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 3 mo. USD SOFR + 1.219% thereafter)(7)	557,208
100,000	4.10%, 01/13/2026	92,594
	Goldman Sachs Group, Inc.
100,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 3 mo. USD SOFR + 0.789% thereafter)(7)	85,744
1,755,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.248% thereafter)(7)	1,304,764
1,510,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(7)	1,151,988
140,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 3 mo. USD SOFR + 1.264% thereafter)(7)	105,410
235,000	3.10%, 02/24/2033, (3.10% fixed rate until 02/24/2032; 3 mo. USD LIBOR + 1.410% thereafter)(7)	183,335
130,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(7)	115,306
2,015,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(7)	1,822,371
	HSBC Holdings plc
630,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 3 mo. USD SOFR + 1.285% thereafter)(7)	476,978
1,080,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(7)	937,545
1,685,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 3 mo. USD SOFR + 2.530% thereafter)(7)	1,345,950
650,000	5.21%, 08/11/2028, (5.21% fixed rate until 08/11/2027; 3 mo. USD SOFR + 2.610% thereafter)(7)	594,994
3,340,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 3 mo. USD SOFR + 2.870% thereafter)(7)	2,893,115

52

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Commercial Banks - 5.6% - (continued)
	JP Morgan Chase & Co.
$ 1,610,000	1.47%, 09/22/2027, (1.47% fixed rate until 09/22/2026; 3 mo. USD SOFR + 0.765% thereafter)(7)	$ 1,351,447
1,110,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 3 mo. USD SOFR + 1.180% thereafter)(7)	836,861
1,382,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(7)	1,202,029
886,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(7)	829,436
785,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(7)	707,326
1,850,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 3 mo. USD SOFR + 1.560% thereafter)(7)	1,720,374
220,000	4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 3 mo. USD SOFR + 1.800% thereafter)(7)	195,738
1,150,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 3 mo. USD SOFR + 1.990% thereafter)(7)	1,092,960
240,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 3 mo. USD SOFR + 2.080% thereafter)(7)	219,332
	Morgan Stanley
699,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 3 mo. USD SOFR + 0.879% thereafter)(7)	598,034
1,467,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(7)	1,056,933
820,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.178% thereafter)(7)	606,384
1,172,000	2.48%, 01/21/2028, (2.48% fixed rate until 01/21/2027; 3 mo. USD SOFR + 1.000% thereafter)(7)	1,012,738
100,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.200% thereafter)(7)	75,188
645,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(7)	516,075
1,146,000	4.21%, 04/20/2028, (4.21% fixed rate until 04/20/2027; 3 mo. USD SOFR + 1.610% thereafter)(7)	1,060,285
230,000	4.89%, 07/20/2033, (4.89% fixed rate until 07/20/2032; 3 mo. USD SOFR + 2.076% thereafter)(7)	209,093
4,020,000	Societe Generale S.A. 6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 12 mo. USD CMT + 3.200% thereafter)(1)(7)	3,451,335
755,000	UBS Group AG 4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 12 mo. USD CMT + 1.750% thereafter)(1)(7)	691,622
	Wells Fargo & Co.
200,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD LIBOR + 1.432% thereafter)(7)	163,967
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Commercial Banks - 5.6% - (continued)
$ 590,000	3.00%, 04/22/2026	$ 539,800
254,000	3.00%, 10/23/2026	229,791
1,153,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 3 mo. USD SOFR + 1.500% thereafter)(7)	927,940
1,128,000	3.91%, 04/25/2026, (3.91% fixed rate until 04/25/2025; 3 mo. USD SOFR + 1.320% thereafter)(7)	1,074,378
100,000	4.40%, 06/14/2046	73,304
780,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 3 mo. USD SOFR + 1.980% thereafter)(7)	738,498
2,870,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 3 mo. USD SOFR + 2.100% thereafter)(7)	2,615,400
377,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD SOFR + 4.502% thereafter)(7)	318,294
		52,599,760
	Commercial Services - 1.1%
	Ashtead Capital, Inc.
425,000	4.00%, 05/01/2028(1)	373,042
1,400,000	4.38%, 08/15/2027(1)	1,264,229
400,000	5.50%, 08/11/2032(1)	361,234
1,971,000	Gartner, Inc. 4.50%, 07/01/2028(1)	1,826,585
	Global Payments, Inc.
100,000	2.15%, 01/15/2027	85,277
813,000	3.20%, 08/15/2029	673,491
315,000	5.30%, 08/15/2029	296,605
	Howard University (AGM Insured)
100,000	2.39%, 10/01/2027	86,660
100,000	2.70%, 10/01/2029	83,491
325,000	2.80%, 10/01/2030	265,409
105,000	2.90%, 10/01/2031	83,981
265,000	3.48%, 10/01/2041	184,331
	Service Corp. International
1,855,000	3.38%, 08/15/2030	1,497,401
2,781,000	5.13%, 06/01/2029	2,590,324
	United Rentals North America, Inc.
270,000	3.75%, 01/15/2032	218,700
80,000	4.88%, 01/15/2028	74,400
		9,965,160
	Construction Materials - 0.5%
2,330,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	2,020,576
	Standard Industries, Inc.
549,000	3.38%, 01/15/2031(1)	410,762
2,610,000	4.38%, 07/15/2030(1)	2,120,625
155,000	4.75%, 01/15/2028(1)	135,819
		4,687,782
	Diversified Financial Services - 0.2%
1,690,000	Capital One Financial Corp. 5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 3 mo. USD SOFR + 2.600% thereafter)(7)	1,547,992
	Intercontinental Exchange, Inc.
240,000	4.35%, 06/15/2029	226,429
120,000	4.60%, 03/15/2033	110,091
90,000	4.95%, 06/15/2052	77,385
275,000	OneMain Finance Corp. 6.13%, 03/15/2024	268,681
		2,230,578
	Electric - 2.2%
743,000	AES Corp. 3.30%, 07/15/2025(1)	684,490

53

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Electric - 2.2% - (continued)
	Alabama Power Co.
$ 470,000	3.45%, 10/01/2049	$ 316,395
333,000	4.15%, 08/15/2044	258,526
175,000	Berkshire Hathaway Energy Co. 1.65%, 05/15/2031	130,662
	Cleco Corporate Holdings LLC
660,000	3.38%, 09/15/2029	539,940
97,000	4.97%, 05/01/2046	78,922
	Consolidated Edison Co. of New York, Inc.
325,000	3.20%, 12/01/2051	205,751
160,000	4.00%, 11/15/2057	112,142
	Dominion Energy, Inc.
887,000	3.38%, 04/01/2030	760,730
93,000	3.60%, 03/15/2027	86,088
765,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	612,240
	Duke Energy Corp.
1,263,000	2.55%, 06/15/2031	987,024
77,700	3.75%, 09/01/2046	53,185
750,000	4.50%, 08/15/2032	675,177
	Duke Energy Indiana LLC
220,000	2.75%, 04/01/2050	128,888
831,000	3.25%, 10/01/2049	529,347
225,000	Duke Energy Progress LLC 4.00%, 04/01/2052	169,024
1,320,000	Enel Finance International N.V. 5.00%, 06/15/2032(1)	1,102,368
182,000	Evergy Metro, Inc. 2.25%, 06/01/2030	145,575
	Evergy, Inc.
368,000	2.45%, 09/15/2024	346,733
208,000	2.90%, 09/15/2029	171,645
	Georgia Power Co.
703,000	4.30%, 03/15/2042	565,695
70,000	4.70%, 05/15/2032	65,674
248,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	235,693
	ITC Holdings Corp.
621,000	2.95%, 05/14/2030(1)	505,847
55,000	3.25%, 06/30/2026	50,455
180,000	Jersey Central Power & Light Co. 2.75%, 03/01/2032(1)	139,993
188,000	National Rural Utilities Cooperative Finance Corp. 3.40%, 02/07/2028	171,773
1,129,000	NextEra Energy Capital Holdings, Inc. 4.63%, 07/15/2027	1,085,096
890,000	NRG Energy, Inc. 2.45%, 12/02/2027(1)	731,097
484,000	Oglethorpe Power Corp. 4.50%, 04/01/2047(1)	361,212
	Pacific Gas and Electric Co.
881,000	2.50%, 02/01/2031	657,706
245,000	4.40%, 03/01/2032	204,123
502,000	4.50%, 07/01/2040	373,255
1,409,000	4.95%, 07/01/2050	1,046,341
260,000	5.25%, 03/01/2052	199,826
700,000	5.90%, 06/15/2032	650,784
	Puget Energy, Inc.
130,000	3.65%, 05/15/2025	122,540
620,000	4.10%, 06/15/2030	540,098
	Sempra Energy
715,000	3.40%, 02/01/2028	637,189
63,000	3.80%, 02/01/2038	47,621
500,000	4.00%, 02/01/2048	355,108
79,000	4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 year USD CMT + 2.868% thereafter)(7)	59,448
	Southern California Edison Co.
1,500,000	2.75%, 02/01/2032	1,179,309
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Electric - 2.2% - (continued)
$ 140,000	2.85%, 08/01/2029	$ 117,195
94,000	4.00%, 04/01/2047	66,626
720,000	4.70%, 06/01/2027	694,831
	Southern Co.
100,000	0.60%, 02/26/2024	94,141
1,053,000	3.25%, 07/01/2026	971,944
153,000	Union Electric Co. 4.00%, 04/01/2048	115,009
	Xcel Energy, Inc.
100,000	1.75%, 03/15/2027	85,616
375,000	4.60%, 06/01/2032	345,079
		20,571,176
	Energy-Alternate Sources - 0.2%
1,430,000	Energo-Pro AS 8.50%, 02/04/2027(1)	1,310,709
470,000	FS Luxembourg S.a.r.l. 10.00%, 12/15/2025(1)	479,400
545,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	458,569
		2,248,678
	Engineering & Construction - 0.2%
735,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	529,273
	International Airport Finance S.A.
1,124,666	12.00%, 03/15/2033(1)	972,836
518,324	12.00%, 03/15/2033(6)	448,351
		1,950,460
	Entertainment - 0.6%
	Magallanes, Inc.
1,158,000	4.28%, 03/15/2032(1)	934,699
2,686,000	5.14%, 03/15/2052(1)	1,876,591
2,730,000	WMG Acquisition Corp. 3.88%, 07/15/2030(1)	2,333,017
		5,144,307
	Environmental Control - 0.2%
1,971,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	1,854,790
	Food - 0.2%
355,000	Conagra Brands, Inc. 5.40%, 11/01/2048	302,699
650,000	Mondelez International, Inc. 3.00%, 03/17/2032	531,399
	NBM U.S. Holdings, Inc.
835,000	7.00%, 05/14/2026(1)	806,190
575,000	7.00%, 05/14/2026(6)	555,161
		2,195,449
	Gas - 0.1%
	NiSource, Inc.
76,000	2.95%, 09/01/2029	63,417
934,000	3.60%, 05/01/2030	803,003
		866,420
	Healthcare - Products - 0.6%
	Alcon Finance Corp.
806,000	2.75%, 09/23/2026(1)	716,633
435,000	3.00%, 09/23/2029(1)	362,073
1,550,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	1,400,750
100,000	Baxter International, Inc. 2.60%, 08/15/2026	89,828
1,485,000	Baxter International, Inc. 2.54%, 02/01/2032	1,130,921
	GSK Consumer Healthcare Capital U.S. LLC
730,000	3.38%, 03/24/2029	635,920
255,000	3.63%, 03/24/2032	214,626
647,000	Hologic, Inc. 4.63%, 02/01/2028(1)	604,945
		5,155,696

54

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Healthcare - Services - 0.8%
	Centene Corp.
$ 215,000	4.25%, 12/15/2027	$ 198,606
1,795,000	4.63%, 12/15/2029	1,626,898
50,000	Elevance Health, Inc. 5.35%, 10/15/2025	50,003
	Humana, Inc.
100,000	1.35%, 02/03/2027	83,763
895,000	3.70%, 03/23/2029	797,199
	Kaiser Foundation Hospitals
61,000	2.81%, 06/01/2041	40,703
987,000	3.00%, 06/01/2051	607,000
482,000	Sutter Health 3.36%, 08/15/2050	308,067
	UnitedHealth Group, Inc.
100,000	1.15%, 05/15/2026	87,995
990,000	2.75%, 05/15/2040	676,593
738,000	4.00%, 05/15/2029	685,927
315,000	4.20%, 05/15/2032	289,681
110,000	4.45%, 12/15/2048	91,068
125,000	4.95%, 05/15/2062	110,135
990,000	5.25%, 02/15/2028	991,499
780,000	5.35%, 02/15/2033	781,719
70,000	5.88%, 02/15/2053	71,263
140,000	6.05%, 02/15/2063	143,357
		7,641,476
	Home Builders - 0.2%
112,000	PulteGroup, Inc. 5.50%, 03/01/2026	109,840
	Taylor Morrison Communities, Inc.
170,000	5.13%, 08/01/2030(1)	141,046
1,191,000	5.75%, 01/15/2028(1)	1,091,641
65,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.63%, 03/01/2024(1)	63,607
		1,406,134
	Insurance - 0.6%
	Athene Global Funding
850,000	2.65%, 10/04/2031(1)	625,150
1,740,000	2.72%, 01/07/2029(1)	1,409,076
40,000	Brighthouse Financial, Inc. 3.85%, 12/22/2051	23,426
	Corebridge Financial, Inc.
160,000	3.90%, 04/05/2032(1)	133,602
2,050,000	6.88%, 12/15/2052, (6.88% fixed rate until 09/15/2027; 5 year USD CMT + 3.846% thereafter)(1)(7)	1,835,064
1,619,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	1,331,555
260,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	222,699
		5,580,572
	Internet - 0.6%
281,000	Amazon.com, Inc. 3.88%, 08/22/2037	238,331
	Go Daddy Operating Co. LLC
775,000	3.50%, 03/01/2029(1)	642,731
2,383,000	5.25%, 12/01/2027(1)	2,231,211
3,015,000	NortonLifeLock, Inc. 5.00%, 04/15/2025(1)	2,925,831
		6,038,104
	Iron/Steel - 0.1%
	Metinvest B.V.
EUR 440,000	5.63%, 06/17/2025(1)	179,603
$ 200,000	7.75%, 10/17/2029(1)	81,200
207,000	Vale Overseas Ltd. 3.75%, 07/08/2030	170,662
		431,465
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	IT Services - 0.3%
$ 3,053,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	$ 2,703,004
291,000	Kyndryl Holdings, Inc. 3.15%, 10/15/2031	181,745
		2,884,749
	Machinery-Diversified - 0.1%
938,000	Otis Worldwide Corp. 2.57%, 02/15/2030	763,967
	Media - 1.4%
	Charter Communications Operating LLC / Charter Communications Operating Capital
129,000	3.50%, 03/01/2042	80,272
75,000	4.20%, 03/15/2028	66,940
525,000	4.40%, 04/01/2033	435,709
1,100,000	5.05%, 03/30/2029	1,009,926
997,000	5.13%, 07/01/2049	732,543
780,000	5.38%, 05/01/2047	597,935
730,000	5.75%, 04/01/2048	583,526
1,175,000	6.48%, 10/23/2045	1,037,335
	Comcast Corp.
100,000	2.65%, 08/15/2062	51,914
2,000	2.89%, 11/01/2051	1,196
477,000	3.20%, 07/15/2036	362,731
598,000	3.75%, 04/01/2040	459,116
740,000	5.35%, 11/15/2027	739,667
	Cox Communications, Inc.
645,000	2.60%, 06/15/2031(1)	492,703
67,000	3.15%, 08/15/2024(1)	64,078
	Discovery Communications LLC
75,600	3.95%, 03/20/2028	65,597
434,000	5.20%, 09/20/2047	307,477
793,000	5.30%, 05/15/2049	569,343
1,298,000	6.35%, 06/01/2040	1,102,587
	Paramount Global
625,000	4.20%, 05/19/2032	499,937
520,000	4.38%, 03/15/2043	348,949
79,000	4.90%, 08/15/2044	55,250
1,664,000	4.95%, 01/15/2031	1,451,142
	Sirius XM Radio, Inc.
2,075,000	3.13%, 09/01/2026(1)	1,854,220
75,000	4.00%, 07/15/2028(1)	64,467
141,000	4.13%, 07/01/2030(1)	114,926
		13,149,486
	Mining - 0.1%
780,000	Anglo American Capital plc 2.63%, 09/10/2030(1)	597,887
868,000	Freeport Indonesia PT 5.32%, 04/14/2032(1)	730,205
		1,328,092
	Office/Business Equipment - 0.3%
	CDW LLC / CDW Finance Corp.
225,000	2.67%, 12/01/2026	193,401
2,674,000	3.25%, 02/15/2029	2,186,170
210,000	3.28%, 12/01/2028	170,719
195,000	3.57%, 12/01/2031	153,460
		2,703,750
	Oil & Gas - 1.1%
	Aker BP ASA
1,390,000	3.10%, 07/15/2031(1)	1,089,759
165,000	4.00%, 01/15/2031(1)	139,808
	BP Capital Markets America, Inc.
390,000	2.94%, 06/04/2051	241,064
170,000	3.00%, 02/24/2050	106,556
100,000	3.06%, 06/17/2041	69,729
58,000	3.38%, 02/08/2061	36,655

55

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Oil & Gas - 1.1% - (continued)
$ 1,021,000	3.63%, 04/06/2030	$ 910,705
	ConocoPhillips Co.
35,000	3.80%, 03/15/2052	25,969
200,000	4.03%, 03/15/2062	147,699
287,000	Continental Resources, Inc. 5.75%, 01/15/2031(1)	260,581
1,375,000	Ecopetrol S.A. 4.63%, 11/02/2031	948,169
	Energean Israel Finance Ltd.
495,000	4.50%, 03/30/2024(1)(6)	471,753
709,000	5.88%, 03/30/2031(1)(6)	599,105
100,000	EQT Corp. 5.70%, 04/01/2028	97,265
	Equinor ASA
75,000	3.25%, 11/18/2049	51,522
200,000	3.70%, 04/06/2050	149,626
724,000	Hess Corp. 7.30%, 08/15/2031	764,814
1,225,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(1)(6)	1,142,313
	Ovintiv, Inc.
180,000	6.50%, 08/15/2034	174,610
545,000	6.63%, 08/15/2037	532,413
	Shell International Finance B.V.
118,000	2.88%, 11/26/2041	80,705
552,000	3.00%, 11/26/2051	353,130
99,000	3.25%, 04/06/2050	67,170
600,000	Tullow Oil plc 7.00%, 03/01/2025(1)	390,000
2,025,000	Viper Energy Partners L.P. 5.38%, 11/01/2027(1)	1,904,704
		10,755,824
	Packaging & Containers - 0.3%
3,265,000	Ball Corp. 4.00%, 11/15/2023	3,203,520
	Pharmaceuticals - 0.1%
505,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	482,488
	CVS Health Corp.
315,000	4.13%, 04/01/2040	245,809
200,000	5.13%, 07/20/2045	171,441
		899,738
	Pipelines - 1.2%
	DCP Midstream Operating L.P.
180,000	3.88%, 03/15/2023	178,881
420,000	5.13%, 05/15/2029	394,103
	Energy Transfer L.P.
75,100	4.25%, 04/01/2024	73,270
515,000	5.15%, 02/01/2043	394,759
1,375,000	6.13%, 12/15/2045	1,172,038
	Enterprise Products Operating LLC
220,000	2.80%, 01/31/2030	183,346
224,000	4.25%, 02/15/2048	165,421
245,000	4.95%, 10/15/2054	191,885
	EQM Midstream Partners L.P.
60,000	5.50%, 07/15/2028	53,588
55,000	6.50%, 07/01/2027(1)	53,625
	Galaxy Pipeline Assets Bidco Ltd.
1,571,000	2.63%, 03/31/2036(1)	1,193,138
725,000	2.63%, 03/31/2036(6)	550,621
551,889	2.94%, 09/30/2040(1)	413,620
	MPLX L.P.
100,000	1.75%, 03/01/2026	87,165
575,000	4.95%, 09/01/2032	519,664
535,000	4.95%, 03/14/2052	410,884
484,000	NGPL PipeCo LLC 3.25%, 07/15/2031(1)	377,554
	ONEOK, Inc.
697,000	3.10%, 03/15/2030	562,987
365,000	3.40%, 09/01/2029	305,220
205,000	4.55%, 07/15/2028	185,973
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Pipelines - 1.2% - (continued)
$ 1,134,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.80%, 09/15/2030	$ 944,676
580,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030	529,248
	Targa Resources Corp.
570,000	4.20%, 02/01/2033	475,369
90,000	4.95%, 04/15/2052	67,273
535,000	6.25%, 07/01/2052	474,923
315,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	264,947
	Williams Cos., Inc.
85,000	4.00%, 09/15/2025	81,494
595,000	4.65%, 08/15/2032	534,851
		10,840,523
	Real Estate Investment Trusts - 0.5%
	American Tower Corp.
100,000	1.45%, 09/15/2026	84,022
335,000	3.65%, 03/15/2027	302,828
605,000	EPR Properties 4.95%, 04/15/2028	496,638
	GLP Capital L.P. / GLP Financing II, Inc.
900,000	4.00%, 01/15/2031	721,813
260,000	5.30%, 01/15/2029	234,323
393,000	5.75%, 06/01/2028	364,635
675,000	SBA Tower Trust 2.84%, 01/15/2050(1)	626,616
	VICI Properties L.P.
1,268,000	4.95%, 02/15/2030	1,146,021
655,000	5.13%, 05/15/2032	580,323
		4,557,219
	Retail - 0.8%
	FirstCash, Inc.
2,699,000	4.63%, 09/01/2028(1)	2,341,085
810,000	5.63%, 01/01/2030(1)	715,124
	Gap, Inc.
2,024,000	3.63%, 10/01/2029(1)	1,424,390
1,726,000	3.88%, 10/01/2031(1)	1,190,940
	Home Depot, Inc.
980,000	4.50%, 09/15/2032	927,842
104,000	5.95%, 04/01/2041	105,218
	Lowe's Cos., Inc.
100,000	3.35%, 04/01/2027	92,449
199,000	4.55%, 04/05/2049	154,918
245,000	5.00%, 04/15/2033	230,939
780,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	728,563
		7,911,468
	Semiconductors - 0.8%
	Broadcom, Inc.
100,000	3.19%, 11/15/2036(1)	67,921
1,245,000	3.42%, 04/15/2033(1)	945,038
1,210,000	4.00%, 04/15/2029(1)	1,060,726
	Intel Corp.
893,000	3.05%, 08/12/2051	537,282
1,915,000	4.00%, 08/05/2029	1,767,468
805,000	4.90%, 08/05/2052	665,598
	Marvell Technology, Inc.
658,000	2.45%, 04/15/2028	537,950
505,000	2.95%, 04/15/2031	391,534
410,000	Micron Technology, Inc. 6.75%, 11/01/2029	410,135
613,000	NVIDIA Corp. 3.50%, 04/01/2040	464,055
80,000	NXP B.V. / NXP Funding LLC 5.55%, 12/01/2028	76,998
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
95,000	3.15%, 05/01/2027	83,960
101,000	4.30%, 06/18/2029	90,821

56

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Semiconductors - 0.8% - (continued)
	Qorvo, Inc.
$ 445,000	3.38%, 04/01/2031(1)	$ 334,863
19,000	4.38%, 10/15/2029	16,190
		7,450,539
	Software - 1.1%
3,175,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	2,750,344
752,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	680,440
	MSCI, Inc.
400,000	3.88%, 02/15/2031(1)	337,044
395,000	4.00%, 11/15/2029(1)	342,986
2,395,000	Open Text Corp. 3.88%, 12/01/2029(1)	1,907,019
380,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	288,477
	Oracle Corp.
151,000	3.60%, 04/01/2040	101,860
604,000	3.60%, 04/01/2050	370,258
1,619,000	3.85%, 04/01/2060	973,532
495,000	4.00%, 07/15/2046	329,486
295,000	4.00%, 11/15/2047	194,702
35,000	4.13%, 05/15/2045	23,941
2,260,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	2,104,118
		10,404,207
	Telecommunications - 0.6%
	AT&T, Inc.
100,000	2.95%, 07/15/2026	91,311
682,000	3.55%, 09/15/2055	432,048
45,000	3.65%, 06/01/2051	29,936
1,843,000	3.80%, 12/01/2057	1,209,696
	Rogers Communications, Inc.
100,000	2.90%, 11/15/2026	89,518
35,000	3.80%, 03/15/2032(1)	29,728
565,000	4.55%, 03/15/2052(1)	434,711
900,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	811,068
	T-Mobile USA, Inc.
637,000	2.05%, 02/15/2028	528,498
100,000	3.75%, 04/15/2027	92,230
343,000	3.88%, 04/15/2030	302,736
230,000	5.20%, 01/15/2033	219,921
	Verizon Communications, Inc.
200,000	1.75%, 01/20/2031	148,231
924,000	2.36%, 03/15/2032	699,250
100,000	2.55%, 03/21/2031	79,056
679,000	2.65%, 11/20/2040	429,019
		5,626,957
	Trucking & Leasing - 0.4%
1,615,000	DAE Funding LLC 1.55%, 08/01/2024(1)	1,464,638
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
885,000	2.70%, 11/01/2024(1)	827,732
955,000	4.00%, 07/15/2025(1)	906,944
600,000	4.40%, 07/01/2027(1)	559,524
		3,758,838
	Total Corporate Bonds (cost $275,924,489)	$ 234,474,684
FOREIGN GOVERNMENT OBLIGATIONS - 4.0%
	Angola - 0.1%
	Angolan Government International Bond
580,000	8.00%, 11/26/2029(6)	$ 470,786
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.0% - (continued)
	Angola - 0.1% - (continued)
$ 710,000	8.25%, 05/09/2028(6)	$ 597,110
290,000	8.75%, 04/14/2032(1)	233,595
		1,301,491
	Benin - 0.1%
	Benin Government International Bond
EUR 1,130,000	4.95%, 01/22/2035(1)	689,333
560,000	4.95%, 01/22/2035(6)	341,617
		1,030,950
	Bermuda - 0.1%
	Bermuda Government International Bond
$ 455,000	2.38%, 08/20/2030(1)	358,904
825,000	5.00%, 07/15/2032(1)	764,392
		1,123,296
	Brazil - 0.4%
BRL 22,100,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	3,833,572
	Chile - 0.1%
	Chile Government International Bond
EUR 1,910,000	1.25%, 01/22/2051	919,334
$ 435,000	3.10%, 05/07/2041	286,800
		1,206,134
	Colombia - 0.2%
	Colombia Government International Bond
1,175,000	5.00%, 06/15/2045	714,902
200,000	5.20%, 05/15/2049	121,548
1,410,000	5.63%, 02/26/2044	914,435
		1,750,885
	Egypt - 0.1%
	Egypt Government International Bond
500,000	7.30%, 09/30/2033(1)	311,876
565,000	7.90%, 02/21/2048(6)	318,823
200,000	8.50%, 01/31/2047(6)	117,904
200,000	8.88%, 05/29/2050(1)	118,515
		867,118
	Ghana - 0.0%
204,000	Ghana Government International Bond 6.38%, 02/11/2027(1)	61,710
	Hungary - 0.2%
EUR 2,980,000	Hungary Government International Bond 1.63%, 04/28/2032(6)	1,996,902
	Indonesia - 0.2%
	Indonesia Government International Bond
2,600,000	1.10%, 03/12/2033	1,683,007
100,000	2.15%, 07/18/2024(6)	95,163
145,000	2.63%, 06/14/2023(6)	142,296
		1,920,466
	Ivory Coast - 0.1%
845,000	Ivory Coast Government International Bond 4.88%, 01/30/2032(6)	584,960
	Jordan - 0.1%
$ 1,090,000	Jordan Government International Bond 5.85%, 07/07/2030(6)	902,019
	Mexico - 1.0%
MXN 151,383,400	Mexican Bonos 7.75%, 05/29/2031	6,712,821
	Mexico Government International Bond
EUR 200,000	1.13%, 01/17/2030	153,460
3,000,000	1.45%, 10/25/2033	2,008,407
		8,874,688

57

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.0% - (continued)
	North Macedonia - 0.2%
	North Macedonia Government International Bond
EUR 770,000	2.75%, 01/18/2025(6)	$ 690,315
985,000	3.68%, 06/03/2026(1)	858,162
500,000	3.68%, 06/03/2026(6)	435,616
		1,984,093
	Panama - 0.2%
	Panama Government International Bond
$ 2,645,000	3.87%, 07/23/2060	1,541,110
400,000	4.50%, 01/19/2063	257,790
		1,798,900
	Philippines - 0.2%
	Philippine Government International Bond
EUR 1,825,000	1.20%, 04/28/2033	1,234,840
620,000	1.75%, 04/28/2041	353,756
		1,588,596
	Romania - 0.4%
	Romanian Government International Bond
1,265,000	2.63%, 12/02/2040(1)	651,637
2,145,000	2.75%, 04/14/2041(6)	1,112,107
750,000	3.38%, 02/08/2038(6)	463,043
1,589,000	4.63%, 04/03/2049(6)	1,023,777
		3,250,564
	Saudi Arabia - 0.1%
1,325,000	Saudi Government International Bond 2.00%, 07/09/2039(6)	916,611
	Senegal - 0.1%
	Senegal Government International Bond
440,000	4.75%, 03/13/2028(6)	354,709
$ 1,015,000	6.25%, 05/23/2033(6)	759,813
		1,114,522
	United Arab Emirates - 0.1%
1,460,000	Finance Department Government of Sharjah 3.63%, 03/10/2033(1)	1,094,650
	Total Foreign Government Obligations (cost $56,765,395)	$ 37,202,127
MUNICIPAL BONDS - 1.4%
	Development - 0.2%
1,705,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	$ 1,603,852
	General - 0.6%
	County of Riverside, CA Rev
1,625,000	2.86%, 02/15/2026	1,505,128
1,630,000	3.07%, 02/15/2028	1,453,779
1,430,000	Florida State Board of Administration Finance Corp., Rev 1.26%, 07/01/2025	1,286,903
1,530,000	Philadelphia, PA, Auth Industrial Dev Rev, (NATL Insured) 6.55%, 10/15/2028	1,604,136
		5,849,946
	General Obligation - 0.1%
	California State, GO Taxable
335,000	7.30%, 10/01/2039	386,650
10,000	7.55%, 04/01/2039	11,972
	State of Illinois, GO
276,818	4.95%, 06/01/2023	276,515
120,000	5.00%, 01/01/2023	120,049
190,000	6.88%, 07/01/2025	195,093
		990,279
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.4% - (continued)
	School District - 0.2%
	Chicago, IL, Board of Education, GO
$ 270,000	6.04%, 12/01/2029	$ 251,548
220,000	6.14%, 12/01/2039	185,325
1,335,000	6.32%, 11/01/2029	1,249,968
		1,686,841
	Transportation - 0.3%
250,000	Chicago, IL, Transit Auth Rev 3.91%, 12/01/2040	195,130
	Metropolitan Transportation Auth, NY, Rev
600,000	5.00%, 11/15/2050	541,544
1,840,000	5.18%, 11/15/2049	1,540,229
		2,276,903
	Utility - Electric - 0.0%
367,000	Municipal Electric Auth, GA, Rev 6.64%, 04/01/2057	369,551
	Total Municipal Bonds (cost $14,458,965)	$ 12,777,372
SENIOR FLOATING RATE INTERESTS - 0.0%(8)
	Engineering & Construction - 0.0%
167,875	Artera Services LLC 7.17%, 03/06/2025, 1 mo. USD LIBOR + 2.500%	$ 137,098
	Entertainment - 0.0%
	Crown Finance U.S., Inc.
10,805	0.00%, 09/07/2023, 1 mo. USD SOFR + 10.000%(9)(10)	10,784
281,600	4.00%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	88,102
128,573	13.83%, 09/07/2023, 1 mo. USD SOFR + 10.000%	128,332
		227,218
	Healthcare - Products - 0.0%
5,866	Avantor Funding, Inc. 6.00%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	5,743
	Healthcare - Services - 0.0%
149,250	EyeCare Partners LLC 7.42%, 11/15/2028, 1 mo. USD LIBOR + 3.750%	129,848
	Total Senior Floating Rate Interests (cost $725,446)	$ 499,907
U.S. GOVERNMENT AGENCIES - 39.2%
	Mortgage-Backed Agencies - 39.2%
	FHLMC - 4.5%
3,110,134	0.48%, 01/25/2034(3)(4)	$ 116,076
1,568,663	0.64%, 10/25/2026(3)(4)	30,312
6,574,771	0.72%, 12/25/2030(3)(4)	292,322
3,318,652	0.75%, 06/25/2027(3)(4)	91,597
1,475,943	0.88%, 11/25/2030(3)(4)	77,748
691,888	1.00%, 10/25/2040	543,051
2,590,673	1.02%, 10/25/2030(3)(4)	153,769
3,439,608	1.12%, 01/25/2030(3)(4)	211,001
4,268,494	1.12%, 06/25/2030(3)(4)	278,538
3,320,475	1.43%, 05/25/2030(3)(4)	273,168
2,075,876	1.57%, 05/25/2030(3)(4)	185,248
262,168	1.75%, 10/15/2042	220,853
201,100	2.00%, 12/01/2040	166,442
1,165,814	2.00%, 05/01/2041	961,988
1,306,965	2.00%, 12/01/2041	1,076,805
762,114	2.00%, 10/01/2050	604,115
982,567	2.00%, 02/01/2051	784,645
4,721,500	2.00%, 03/01/2051	3,749,615
1,590,015	2.00%, 04/01/2051	1,259,780

58

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.2% - (continued)
	Mortgage-Backed Agencies - 39.2% - (continued)
	FHLMC - 4.5% - (continued)
$ 881,756	2.00%, 05/01/2051	$ 704,966
374,007	2.00%, 08/01/2051	296,268
382,296	2.00%, 11/01/2051	303,949
1,360,454	2.00%, 01/01/2052	1,076,487
5,445,605	2.00%, 03/01/2052	4,302,899
4,017,699	2.00%, 04/01/2052	3,185,308
3,229,920	2.50%, 04/25/2036(4)	343,324
561,150	2.50%, 05/01/2050	464,988
685,554	2.50%, 06/01/2050	567,005
2,099,318	2.50%, 07/01/2050	1,736,294
1,097,063	2.50%, 08/01/2050	907,779
578,813	2.50%, 09/01/2050	479,931
409,916	2.50%, 05/01/2051	339,114
375,221	2.50%, 08/01/2051	308,707
632,779	2.50%, 10/01/2051	520,935
1,755,200	2.50%, 03/15/2052	261,225
460,422	2.50%, 04/01/2052	378,647
1,473,441	3.00%, 10/01/2032	1,360,053
4,521	3.00%, 05/15/2041	4,157
511,963	3.00%, 07/15/2045	435,512
99,914	3.00%, 07/01/2047	86,694
144,668	3.00%, 01/01/2048	124,885
1,265,644	3.00%, 07/01/2050	1,085,941
835,381	3.00%, 08/01/2050	712,734
1,223,038	3.00%, 10/01/2051	1,046,251
471,376	3.00%, 01/01/2052	403,148
1,503,233	3.50%, 01/15/2033(4)	174,107
637,508	3.50%, 05/15/2034(4)	56,640
744,855	3.50%, 10/15/2042	672,474
239,469	3.50%, 10/15/2045	212,402
747,728	3.50%, 12/01/2046	673,618
686,158	3.50%, 12/15/2046	625,095
473,917	3.50%, 01/01/2047	431,545
243,094	3.50%, 03/15/2047	213,633
137,793	3.50%, 06/01/2047	124,121
168,417	3.50%, 12/01/2047	151,390
183,824	3.50%, 01/01/2048	165,487
258,892	3.50%, 12/01/2048	232,437
387,658	4.00%, 05/01/2038	358,888
485,419	4.00%, 05/25/2040(4)	75,817
743,200	4.00%, 09/15/2041	703,033
10,539	4.00%, 01/01/2042	9,902
173,562	4.00%, 03/01/2042	163,275
4,945	4.00%, 04/01/2042	4,649
6,690	4.00%, 06/01/2042	6,313
223,499	4.00%, 11/01/2047	208,792
447,892	4.00%, 12/01/2047	426,371
1,525,049	4.00%, 04/01/2049	1,410,546
752,837	4.00%, 07/01/2049	699,819
108,321	5.00%, 09/01/2035	108,330
359,469	5.00%, 09/15/2036(4)	65,919
1,184,764	5.00%, 03/15/2045(4)	262,947
164,458	5.00%, 02/15/2048(4)	35,695
53,577	5.00%, 09/01/2048	52,561
32,967	5.00%, 02/01/2049	32,318
12,861	5.50%, 02/01/2029	12,701
15,794	5.50%, 12/01/2038	15,602
494,479	5.50%, 05/15/2040(4)	104,607
461,053	5.50%, 06/15/2046(4)	89,365
416,624	5.50%, 10/15/2046(4)	85,811
363,011	5.50%, 02/01/2049	363,819
46,168	5.50%, 03/01/2049	46,271
544,623	7.84%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(2)	553,041
		42,143,615
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.2% - (continued)
	Mortgage-Backed Agencies - 39.2% - (continued)
	FNMA - 15.0%
$ 151,651	0.00%, 06/25/2041(11)(12)	$ 115,287
2,433,561	0.32%, 01/25/2030(3)(4)	27,767
6,679,594	1.20%, 06/25/2034(3)(4)	588,853
4,474,708	1.39%, 05/25/2029(3)(4)	251,048
3,997,412	1.50%, 11/25/2035(4)	238,815
709,408	2.00%, 09/01/2040	587,168
2,548,757	2.00%, 12/01/2040	2,109,529
681,031	2.00%, 04/01/2041	563,663
242,493	2.00%, 05/01/2041	200,100
2,986	2.00%, 09/25/2041	2,671
953,933	2.00%, 10/01/2041	785,950
5,105	2.00%, 12/25/2041	4,512
613,099	2.00%, 02/01/2042	507,439
366,821	2.00%, 03/25/2044	329,682
379,227	2.00%, 05/25/2044	335,015
2,450,214	2.00%, 10/01/2050	1,949,517
1,896,414	2.00%, 12/01/2050	1,502,297
4,135,920	2.00%, 02/01/2051	3,277,303
6,508,268	2.00%, 03/01/2051	5,157,265
8,393,159	2.00%, 04/01/2051	6,651,396
1,239,444	2.00%, 05/01/2051	982,064
290,346	2.00%, 07/01/2051	229,821
1,596,391	2.00%, 09/01/2051	1,272,091
2,039,006	2.00%, 02/01/2052	1,613,058
9,653,976	2.00%, 04/01/2052	7,637,040
412,619	2.25%, 04/01/2033	324,837
9,219	2.50%, 03/25/2046	8,352
674,389	2.50%, 06/01/2050	558,364
473,672	2.50%, 07/01/2050	391,813
1,749,010	2.50%, 10/01/2050	1,445,767
415,573	2.50%, 01/01/2051	344,556
6,563,603	2.50%, 05/01/2051	5,411,562
1,593,054	2.50%, 06/01/2051	1,311,631
2,713,125	2.50%, 08/01/2051	2,239,726
589,929	2.50%, 09/01/2051	485,712
1,215,325	2.50%, 10/01/2051	999,725
7,164,420	2.50%, 11/01/2051	5,933,957
2,564,434	2.50%, 12/01/2051	2,121,230
1,031,685	2.50%, 01/01/2052	851,250
4,696,175	2.50%, 02/01/2052	3,861,641
644,959	2.50%, 03/01/2052	531,357
553,343	2.50%, 04/01/2052	455,125
938,081	2.50%, 05/01/2052	773,369
1,312,145	2.50%, 01/01/2057	1,076,115
853,724	3.00%, 04/25/2033(4)	61,043
226,673	3.00%, 08/01/2033	209,223
1,432,927	3.00%, 06/01/2038	1,309,867
526,880	3.00%, 11/25/2042	467,553
7,003	3.00%, 02/25/2043	6,609
897,232	3.00%, 03/25/2043	786,116
1,131,225	3.00%, 05/25/2043	991,409
1,164,115	3.00%, 11/25/2044	1,013,209
969,901	3.00%, 01/25/2045	826,817
83,439	3.00%, 01/25/2046	75,000
1,110,272	3.00%, 02/25/2047	996,373
396,451	3.00%, 08/25/2049	354,904
441,496	3.00%, 02/01/2050	379,093
1,863,975	3.00%, 07/01/2050	1,599,923
421,264	3.00%, 08/01/2050	363,503
1,845,113	3.00%, 12/01/2050	1,585,525
928,962	3.00%, 05/01/2051	802,756
1,546,800	3.00%, 07/01/2051	1,320,756
417,660	3.00%, 08/01/2051	357,436
1,541,308	3.00%, 09/01/2051	1,315,694
2,218,964	3.00%, 10/01/2051	1,897,102
2,302,833	3.00%, 11/01/2051	1,967,035

59

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.2% - (continued)
	Mortgage-Backed Agencies - 39.2% - (continued)
	FNMA - 15.0% - (continued)
$ 1,296,174	3.00%, 12/01/2051	1,106,278
520,000	3.40%, 09/01/2032	$ 456,853
1,823,402	3.50%, 07/25/2033(4)	164,915
657,275	3.50%, 08/25/2033(4)	74,152
471,107	3.50%, 04/25/2034(4)	29,393
1,107,769	3.50%, 05/01/2037	1,028,152
815,304	3.50%, 11/25/2039(4)	80,992
535,140	3.50%, 10/01/2041	486,051
4,517	3.50%, 05/25/2042	4,224
111,088	3.50%, 07/25/2044	107,807
248,031	3.50%, 12/01/2045	223,411
225,301	3.50%, 01/01/2046	202,966
176,648	3.50%, 03/01/2046	159,336
854,950	3.50%, 12/01/2046	776,491
290,079	3.50%, 05/01/2047	261,288
488,163	3.50%, 09/01/2047	438,841
254,940	3.50%, 01/01/2048	228,654
322,338	3.50%, 02/01/2048	289,924
89,556	3.50%, 06/01/2048	80,331
442,203	3.50%, 07/01/2048	398,309
94,475	3.50%, 11/01/2048	84,900
298,615	3.50%, 03/25/2049	278,759
729,344	3.50%, 04/25/2049	687,151
748,749	3.50%, 06/01/2049	674,429
1,456,968	3.50%, 04/01/2052	1,296,928
766,462	3.50%, 05/01/2056	684,584
686,788	3.50%, 11/25/2057	643,557
1,187,595	3.50%, 05/01/2058	1,060,666
760,000	3.52%, 11/01/2032	674,969
325,000	3.65%, 07/01/2032	292,977
789,521	3.89%, 09/01/2032	724,023
70,598	4.00%, 08/01/2038	66,424
2,696	4.00%, 11/01/2040	2,533
33,512	4.00%, 02/01/2041	31,507
432,505	4.00%, 06/01/2041	399,465
5,379	4.00%, 09/01/2041	5,024
8,545	4.00%, 10/01/2041	8,035
185,555	4.00%, 01/01/2042	173,924
240,639	4.00%, 02/01/2042	226,103
68,674	4.00%, 05/01/2042	64,523
2,728	4.00%, 09/01/2042	2,563
1,005,877	4.00%, 01/01/2043	945,696
20,229	4.00%, 10/01/2043	19,007
309,202	4.00%, 09/01/2047	287,977
555,420	4.00%, 10/01/2047	519,169
287,730	4.00%, 11/01/2047	268,215
1,850,952	4.00%, 06/01/2048	1,727,649
546,079	4.00%, 01/01/2049	505,953
1,985,089	4.00%, 04/01/2049	1,845,393
644,681	4.00%, 09/01/2049	596,552
1,415,343	4.00%, 04/01/2050	1,305,456
584,526	4.00%, 08/01/2051	539,838
881,138	4.00%, 06/01/2052	804,731
477,102	4.50%, 04/01/2048	456,042
207,567	4.50%, 04/01/2049	198,404
864,268	4.50%, 01/01/2051	826,895
358,888	5.00%, 06/25/2048(4)	58,495
387,790	5.50%, 04/25/2044(4)	74,037
5,030,000	3.50%, 11/15/2037(13)	4,724,270
5,060,000	4.00%, 11/15/2037(13)	4,838,823
3,350,000	5.00%, 11/15/2052(13)	3,226,992
6,345,000	5.00%, 12/15/2052(13)	6,104,832
6,725,000	5.50%, 11/15/2052(13)	6,626,227
2,750,000	6.00%, 11/15/2052(13)	2,748,174
2,625,000	6.00%, 12/15/2052(13)	2,627,461
		141,290,086
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.2% - (continued)
	Mortgage-Backed Agencies - 39.2% - (continued)
	GNMA - 8.0%
$ 169,427	2.00%, 06/16/2042	$ 149,352
1,464,289	2.00%, 10/20/2050	1,210,713
2,665,000	2.00%, 11/21/2052(13)	2,188,735
68,711	2.50%, 05/20/2040	65,910
1,068,573	2.50%, 09/20/2051	907,706
3,550,143	2.50%, 10/20/2051	3,015,416
4,485,000	2.50%, 11/21/2052(13)	3,798,234
1,220,466	3.00%, 01/16/2044	1,099,812
728,528	3.00%, 02/20/2047	645,255
1,435,282	3.00%, 04/20/2051	1,258,361
2,652,174	3.00%, 08/20/2051	2,321,676
1,710,227	3.00%, 09/20/2051	1,499,398
531,055	3.00%, 10/20/2051	462,432
3,644,079	3.00%, 12/20/2051	3,184,304
18,039,000	3.00%, 11/21/2052(13)	15,684,770
272,827	3.50%, 11/20/2042	246,174
565,574	3.50%, 06/20/2046	515,553
123,331	3.50%, 07/20/2046	112,282
128,759	3.50%, 10/20/2046	117,154
568,998	3.50%, 02/20/2047	517,508
152,956	3.50%, 05/20/2047	139,136
156,625	3.50%, 07/20/2047	142,350
114,872	3.50%, 11/20/2047	104,297
141,920	3.50%, 03/20/2048	128,959
664,601	3.50%, 02/20/2049	605,522
1,091,466	3.50%, 08/20/2052	977,790
18,738,000	3.50%, 11/21/2052(13)	16,765,386
349,070	3.88%, 08/15/2042	329,584
1,067,829	4.00%, 09/16/2042(4)	224,484
396,449	4.00%, 09/20/2042(4)	62,359
242,038	4.00%, 12/20/2044(4)	41,913
535,274	4.00%, 08/20/2045	503,242
728,960	4.00%, 09/20/2047	684,773
20,471	4.00%, 04/20/2048	19,173
1,058,793	4.00%, 07/20/2048	990,062
7,835,000	4.00%, 11/21/2052(13)	7,220,442
1,053,115	4.50%, 02/20/2040	1,030,626
804,680	4.50%, 06/16/2043(4)	155,166
381,955	4.50%, 05/20/2045(4)	72,751
562,478	4.50%, 08/20/2045(4)	111,122
651,694	4.50%, 12/16/2046(4)	118,556
405,503	4.50%, 05/20/2048(4)	58,005
274,957	4.50%, 06/20/2048(4)	50,869
186,497	4.50%, 05/20/2052	176,960
3,625,000	4.50%, 11/21/2052(13)	3,435,395
335,229	5.00%, 12/20/2043(4)	64,981
1,728,527	5.00%, 07/16/2044(4)	313,744
316,454	5.00%, 11/16/2046(4)	57,611
302,867	5.00%, 06/16/2047(4)	57,236
389,527	5.00%, 11/16/2047(4)	74,273
1,064,783	5.00%, 11/20/2049	1,039,953
277,195	5.50%, 02/20/2044(4)	50,705
217,259	5.50%, 09/15/2045	228,749
305,993	5.50%, 09/20/2045(4)	68,448
		75,105,367
	UMBS - 11.7%
3,870,000	1.50%, 11/15/2037(13)	3,294,587
4,175,000	1.50%, 11/15/2052(13)	3,104,993
1,913,000	2.00%, 11/15/2052(13)	1,509,178
17,764,000	2.50%, 11/15/2052(13)	14,549,826
19,055,000	2.50%, 12/15/2052(13)	15,605,003
9,174,000	3.50%, 11/15/2052(13)	8,070,612

60

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.2% - (continued)
	Mortgage-Backed Agencies - 39.2% - (continued)
	UMBS - 11.7% - (continued)
$ 35,855,000	4.50%, 11/15/2052(13)	$ 33,637,872
31,700,000	4.50%, 12/15/2052(13)	29,712,558
		109,484,629
	Total U.S. Government Agencies (cost $394,041,720)	$ 368,023,697
U.S. GOVERNMENT SECURITIES - 24.3%
	U.S. Treasury Securities - 24.3%
	U.S. Treasury Bonds - 7.5%
3,500,362	0.13%, 02/15/2052(14)	$ 2,226,832
8,680,000	1.13%, 08/15/2040	5,113,741
23,740,000	1.25%, 05/15/2050	12,163,968
13,000,000	1.63%, 11/15/2050	7,393,750
620,000	2.75%, 11/15/2042	475,802
3,145,000	2.88%, 08/15/2045	2,413,173
56,000	2.88%, 05/15/2052	43,234
2,525,000	3.00%, 11/15/2045	1,981,533
1,395,000	3.00%, 02/15/2048	1,097,037
10,445,000	3.00%, 08/15/2052	8,316,831
3,365,000	3.13%, 02/15/2043	2,747,338
2,645,000	3.13%, 08/15/2044	2,133,358
1,390,000	3.13%, 05/15/2048	1,122,914
11,505,000	3.38%, 08/15/2042	9,888,907
6,010,000	3.38%, 05/15/2044	5,063,894
8,845,000	3.63%, 02/15/2044(15)	7,779,108
		69,961,420
	U.S. Treasury Notes - 16.8%
15,978,468	0.25%, 07/15/2029(14)	14,572,654
5,209,259	0.75%, 07/15/2028(14)	4,954,290
3,395,719	0.88%, 01/15/2029(14)	3,232,367
18,965,000	1.38%, 11/15/2031	15,114,216
14,800,000	1.88%, 02/28/2027	13,385,328
1,814,800	1.88%, 02/15/2032	1,507,418
10,345,000	2.63%, 07/31/2029	9,389,300
149,800	2.75%, 07/31/2027	139,987
25,870,000	2.75%, 08/15/2032	23,125,355
25,960,000	2.88%, 06/15/2025	24,944,923
1,196,800	2.88%, 05/15/2032	1,083,291
139,000	3.13%, 08/31/2027	132,267
3,580,000	3.88%, 09/30/2029	3,515,672
43,160,000	4.13%, 09/30/2027	42,910,481
		158,007,549
	Total U.S. Government Securities (cost $262,618,645)	$ 227,968,969
COMMON STOCKS - 0.0%
	Energy - 0.0%
934	Foresight Energy LLC*	$ 10,275
	Total Common Stocks (cost $8,444)	$ 10,275
	Total Long-Term Investments (cost $1,257,474,480)	$ 1,107,422,966
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.1%
	Repurchase Agreements - 2.1%
$ 19,510,098	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2022 at 3.010%, due on 11/01/2022 with a maturity value of $19,511,729; collateralized by U.S. Treasury Inflation Index Note at 0.125%, maturing 10/15/2024, with a market value of $19,900,352		$ 19,510,098
	Total Short-Term Investments (cost $19,510,098)		$ 19,510,098
	Total Investments (cost $1,276,984,578)	120.1%	$ 1,126,933,064
	Other Assets and Liabilities	(20.1)%	(188,217,399)
	Total Net Assets	100.0%	$ 938,715,665
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2022, the aggregate value of these securities was $282,187,299, representing 30.1% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2022, the aggregate value of these securities was $15,429,455, representing 1.6% of net assets.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

61

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2022.
(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	This security, or a portion of this security, has unfunded loan commitments. As of October 31, 2022, the aggregate value of the unfunded commitment was $10,784, which represents to 0.0% of total net assets.
(11)	Security disclosed is principal-only strips.
(12)	Security is a zero-coupon bond.
(13)	Represents or includes a TBA transaction.
(14)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(15)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2022, the market value of securities pledged was $5,013,105.

OTC Swaptions Outstanding at October 31, 2022
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaptions:
Call
CDX.NA.IG.S39.V1.5Y*	GSC	105.00%	Pay	11/16/2022	USD	(68,865,000)	$ (460,334)	$ (241,028)	$ (219,306)
CDX.NA.IG.S39.V1.5Y*	BOA	95.00%	Pay	11/16/2022	USD	(68,865,000)	(211,561)	(196,954)	(14,607)
							$ (671,895)	$ (437,982)	$ (233,913)
Put
CDX.NA.IG.S39.V1.5Y*	GSC	105.00%	Receive	11/16/2022	USD	(68,865,000)	$ (31,233)	$ (216,925)	$ 185,692
CDX.NA.IG.S39.V1.5Y*	BOA	95.00%	Receive	11/16/2022	USD	(68,865,000)	(86,638)	(141,861)	55,223
							$ (117,871)	$ (358,786)	$ 240,915
Total Written Option Contracts OTC swaption contracts							$ (789,766)	$ (796,768)	$ 7,002

*	Swaptions with forward premiums.

Futures Contracts Outstanding at October 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	232	12/15/2022	$ 17,577,033	$ (155,595)
Canadian 10-Year Bond Future	201	12/19/2022	18,129,123	(109,242)
U.S. Treasury 2-Year Note Future	787	12/30/2022	160,849,273	(1,021,402)
U.S. Treasury 5-Year Note Future	923	12/30/2022	98,386,031	(1,542,908)
U.S. Treasury Long Bond Future	65	12/20/2022	7,832,500	46,739
Total				$ (2,782,408)
Short position contracts:
Euro BUXL 30-Year Bond Future	87	12/08/2022	$ 12,400,970	$ 1,084,142
Euro-BUND Future	69	12/08/2022	9,441,078	462,088
U.S. Treasury 10-Year Note Future	992	12/20/2022	109,709,000	2,716,623
U.S. Treasury 10-Year Ultra Future	248	12/20/2022	28,764,125	2,167,349
U.S. Treasury Ultra Bond Future	14	12/20/2022	1,787,187	(15,215)
Total				$ 6,414,987
Total futures contracts				$ 3,632,579

62

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

TBA Sale Commitments Outstanding at October 31, 2022
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FNMA, 2.50%	$ 9,556,000	11/15/2052	$ (8,695,960)	$ 170,953
FNMA, 2.50%	2,212,000	11/15/2052	(1,878,731)	33,526
Total TBA sale commitments (proceeds receivable $10,779,170)			$ (10,574,691)	$ 204,479
At October 31, 2022, the aggregate market value of TBA Sale Commitments represents (1.1)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.38.V1	USD	7,435,000	(1.00%)	12/20/2027	Quarterly	$ 621,854	$ 607,203	$ (14,651)
Total						$ 621,854	$ 607,203	$ (14,651)
Credit default swaps on single-name issues:
Buy protection:
Brazil Republic	USD	3,350,000	(1.00%)	06/20/2027	Quarterly	$ 171,440	$ 203,638	$ 32,198
Total						$ 171,440	$ 203,638	$ 32,198
Total centrally cleared credit default swap contracts						$ 793,294	$ 810,841	$ 17,547

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at October 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
840,000	EUR	824,603	USD	BNP	12/21/2022	$ 9,299
74,000	EUR	74,860	USD	UBS	12/21/2022	(1,397)
209,000	EUR	209,378	USD	MSC	12/21/2022	(1,895)
2,110,000	EUR	2,102,552	USD	CBK	12/21/2022	(7,869)
584,000	EUR	588,904	USD	WEST	12/21/2022	(9,144)
3,593,999	USD	19,188,000	BRL	BOA	12/21/2022	(22,564)
1,379,118	USD	1,395,475	EUR	UBS	11/30/2022	(3,028)
20,945,608	USD	20,806,000	EUR	DEUT	12/21/2022	290,640
6,862,830	USD	140,559,000	MXN	CBK	12/21/2022	(152,457)
Total foreign currency contracts						$ 101,585
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
63

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 226,465,935	$ —	$ 226,465,935	$ —
Corporate Bonds	234,474,684	—	234,474,684	—
Foreign Government Obligations	37,202,127	—	37,202,127	—
Municipal Bonds	12,777,372	—	12,777,372	—
Senior Floating Rate Interests	499,907	—	499,907	—
U.S. Government Agencies	368,023,697	—	368,023,697	—
U.S. Government Securities	227,968,969	—	227,968,969	—
Common Stocks
Energy	10,275	—	10,275	—
Short-Term Investments	19,510,098	—	19,510,098	—
Foreign Currency Contracts(2)	299,939	—	299,939	—
Futures Contracts(2)	6,476,941	6,476,941	—	—
Swaps - Credit Default(2)	32,198	—	32,198	—
Total	$ 1,133,742,142	$ 6,476,941	$ 1,127,265,201	$ —
Liabilities
Foreign Currency Contracts(2)	$ (198,354)	$ —	$ (198,354)	$ —
Futures Contracts(2)	(2,844,362)	(2,844,362)	—	—
Swaps - Credit Default(2)	(14,651)	—	(14,651)	—
TBA Sale Commitments	(10,574,691)	—	(10,574,691)	—
Written Options	(789,766)	—	(789,766)	—
Total	$ (14,421,824)	$ (2,844,362)	$ (11,577,462)	$ —

(1)	For the period ended October 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
64

Hartford Funds Exchange-Traded Trust (the "Trust")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Counterparty Abbreviations:
BOA	Bank of America Securities LLC
GSC	Goldman Sachs & Co.
DEUT	Deutsche Bank Securities, Inc.
UBS	UBS AG
MSC	Morgan Stanley
BCLY	Barclays
SCB	Standard Chartered Bank
CBK	Citibank NA
TDB	Toronto-Dominion Bank
CBA	Commonwealth Bank of Australia
JPM	JP Morgan Chase & Co.
BNP	BNP Paribas Securities Services
WEST	Westpac International
Currency Abbreviations:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japan Yen
MXN	Mexican Peso
PLN	Poland Zloty
USD	United States Dollar
ZAR	South Africa Rand
Index Abbreviations:
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
S&P	Standard & Poor's
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.EM	Credit Derivatives Emerging Markets
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration
Other Abbreviations:
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Co.
BAM	Build America Mutual Assurance Corp.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CR	Custodial Receipts
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SCP	State Credit Enhancement Program
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
EURIBOR	Euro Interbank Offered Rate
PIK	Payment-in-kind
CD	Certificate of Deposit
PT	Perseroan Terbatas
TBA	To Be Announced

65

Hartford Funds Exchange-Traded Trust
 Notes to the Schedules of Investments
 October 31, 2022  (Unaudited)

1.	Investment Valuation and Fair Value Measurements:
The net asset value ("NAV") of each Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV for the shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
For purposes of calculating the NAV per share of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Trust's Board of Trustees (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board (“Valuation Procedures”).
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed, and the market value may change on days when an investor is not able to purchase, redeem or sell shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
66

Hartford Funds Exchange-Traded Trust
 Notes to the Schedules of Investments – (continued)
 October 31, 2022  (Unaudited)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
Recent events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
67